UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2011

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Balanced Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.54%
Actual		$ 1,000.00	$ 1,039.00	$ 2.73
HypotheticalA		$ 1,000.00	$ 1,022.12	$ 2.71
Service Class	.67%
Actual		$ 1,000.00	$ 1,038.50	$ 3.39
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.36
Service Class 2.79%
Actual		$ 1,000.00	$ 1,038.30	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Investor Class	.62%
Actual		$ 1,000.00	$ 1,038.60	$ 3.13
HypotheticalA		$ 1,000.00	$ 1,021.72	$ 3.11

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Five Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.8	1.8
Citigroup, Inc.	1.1	1.2
Wells Fargo & Co.	1.1	1.2
JPMorgan Chase & Co.	1.0	1.1
The Coca-Cola Co.	0.9	0.9
	5.9
Top Five Bond Issuers as of June 30, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	6.5	6.5
Fannie Mae	5.7	8.1
Ginnie Mae	1.8	0.8
Freddie Mac	1.2	0.6
Citigroup, Inc.	0.3	0.3
	15.5
Top Five Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	13.3	14.9
Information Technology	11.7	12.3
Industrials	10.8	10.6
Energy	9.9	9.2
Consumer Discretionary	8.6	9.2
Asset Allocation (% of fund's net assets)
As of June 30, 2011*		As of December 31, 2010**
	Stocks 67.9%		Stocks 69.3%
	Bonds 27.8%		Bonds 28.8%
	Short-Term Investments and Net Other Assets 4.3%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	15.4%	** Foreign investments	15.1%

Percentages are adjusted for the effect of futures and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 67.2%
	Shares	Value
CONSUMER DISCRETIONARY - 7.1%
Auto Components - 0.3%
Minth Group Ltd.	666,000	$ 1,076,658
Modine Manufacturing Co. (a)	83,176	1,278,415
Tenneco, Inc. (a)	57,516	2,534,730
TRW Automotive Holdings Corp. (a)	21,603	1,275,225
		6,165,028
Automobiles - 0.4%
Bajaj Auto Ltd.	9,432	297,373
Bayerische Motoren Werke AG (BMW)	20,862	2,081,926
Harley-Davidson, Inc.	48,043	1,968,322
Honda Motor Co. Ltd.	19,200	739,533
Thor Industries, Inc.	2,100	60,564
Winnebago Industries, Inc. (a)	239,472	2,313,300
		7,461,018
Distributors - 0.1%
Silver Base Group Holdings Ltd.	1,358,000	1,401,322
Diversified Consumer Services - 0.4%
Carriage Services, Inc.	24,247	137,480
DeVry, Inc.	32,720	1,934,734
Grand Canyon Education, Inc. (a)	69,991	992,472
Service Corp. International	132,300	1,545,264
Stewart Enterprises, Inc. Class A	250,917	1,831,694
Weight Watchers International, Inc.	15,800	1,192,426
		7,634,070
Hotels, Restaurants & Leisure - 1.3%
Accor SA	39,997	1,788,666
Ajisen (China) Holdings Ltd.	269,000	557,237
Bravo Brio Restaurant Group, Inc.	70,286	1,717,087
Brinker International, Inc.	123,120	3,011,515
Club Mediterranee SA (a)	74,929	1,793,047
Cracker Barrel Old Country Store, Inc.	4,700	231,757
Denny's Corp. (a)	200,879	779,411
DineEquity, Inc. (a)(d)	58,930	3,080,271
McDonald's Corp.	35,372	2,982,567
NH Hoteles SA (a)	90,047	675,177
O'Charleys, Inc. (a)	195,816	1,431,415
Sands China Ltd. (a)	497,600	1,342,834
Spur Corp. Ltd.	271,900	556,925
Starbucks Corp.	21,970	867,595
WMS Industries, Inc. (a)	124,713	3,831,183
Wyndham Worldwide Corp.	37,386	1,258,039
		25,904,726
Household Durables - 0.3%
Dorel Industries, Inc. Class B (sub. vtg.)	31,400	877,142
Garmin Ltd.	38,500	1,271,655
Lennar Corp. Class A	13,800	250,470
Newell Rubbermaid, Inc.	88,552	1,397,351
Standard Pacific Corp. (a)	185,800	622,430
Techtronic Industries Co. Ltd.	980,500	1,170,539
		5,589,587

	Shares	Value
Leisure Equipment & Products - 0.1%
Giant Manufacturing Co. Ltd.	54,000	$ 216,574
Hasbro, Inc.	33,139	1,455,796
		1,672,370
Media - 1.7%
CBS Corp. Class B	13,632	388,376
Comcast Corp.:
Class A	7,233	183,284
Class A (special) (non-vtg.)	324,308	7,857,983
Dentsu, Inc.	25,400	751,665
DISH Network Corp. Class A (a)	46,605	1,429,375
Havas SA	86,228	460,333
Kabel Deutschland Holding AG (a)	2,600	159,881
MDC Partners, Inc. Class A (sub. vtg.)	161,961	2,925,017
Mood Media Corp.	136,700	425,238
Mood Media Corp. (g)	254,200	790,751
Proto Corp.	1,300	45,135
The Walt Disney Co.	164,091	6,406,113
Time Warner Cable, Inc.	32,949	2,571,340
Time Warner, Inc.	171,183	6,225,926
Valassis Communications, Inc. (a)	44,930	1,361,379
		31,981,796
Multiline Retail - 0.6%
Macy's, Inc.	32,652	954,744
Maoye International Holdings Ltd.	2,887,000	1,439,465
Marisa Lojas SA	86,600	1,320,274
PPR SA	9,700	1,727,539
Target Corp.	131,276	6,158,157
		11,600,179
Specialty Retail - 1.6%
Advance Auto Parts, Inc.	61,900	3,620,531
Asbury Automotive Group, Inc. (a)	63,131	1,169,817
Best Buy Co., Inc.	45,837	1,439,740
Big 5 Sporting Goods Corp.	57,300	450,378
Carphone Warehouse Group PLC	175,257	1,189,769
Casual Male Retail Group, Inc. (a)	248,515	1,031,337
DSW, Inc. Class A (a)	12,034	609,041
Fast Retailing Co. Ltd.	4,600	743,766
Foot Locker, Inc.	91,446	2,172,757
Foschini Ltd.	133,496	1,741,501
GOME Electrical Appliances Holdings Ltd.	759,000	303,337
Guess?, Inc.	31,976	1,344,911
Hengdeli Holdings Ltd.	2,404,000	1,269,694
Home Depot, Inc.	42,600	1,542,972
Lowe's Companies, Inc.	257,714	6,007,313
Lumber Liquidators Holdings, Inc. (a)	35,499	901,675
MarineMax, Inc. (a)	99,395	870,700
Office Depot, Inc. (a)	15,500	65,410
OfficeMax, Inc. (a)	154,950	1,216,358
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
SuperGroup PLC (a)	68,045	$ 941,351
Urban Outfitters, Inc. (a)	68,669	1,933,032
		30,565,390
Textiles, Apparel & Luxury Goods - 0.3%
Bosideng International Holdings Ltd.	2,750,000	848,138
G-III Apparel Group Ltd. (a)	56,006	1,931,087
Peak Sport Products Co. Ltd.	696,000	489,237
Phillips-Van Heusen Corp.	37,676	2,466,648
VF Corp.	4,664	506,324
		6,241,434
TOTAL CONSUMER DISCRETIONARY		136,216,920
CONSUMER STAPLES - 6.1%
Beverages - 1.6%
Anheuser-Busch InBev SA NV	38,771	2,250,401
Britvic PLC	222,730	1,410,177
Carlsberg A/S Series B	17,600	1,914,792
Dr Pepper Snapple Group, Inc.	55,525	2,328,163
Grupo Modelo SAB de CV Series C	324,900	1,956,562
PepsiCo, Inc.	45,560	3,208,791
The Coca-Cola Co.	262,825	17,685,494
		30,754,380
Food & Staples Retailing - 1.3%
Casey's General Stores, Inc.	33,361	1,467,884
CVS Caremark Corp.	251,165	9,438,781
Droga Raia SA	44,000	732,817
Drogasil SA	24,800	169,188
Eurocash SA	56,099	603,446
Kroger Co.	37,420	928,016
Susser Holdings Corp. (a)	97,468	1,532,197
Sysco Corp.	11,944	372,414
Wal-Mart Stores, Inc.	75,873	4,031,891
Walgreen Co.	127,681	5,421,335
		24,697,969
Food Products - 1.1%
Archer Daniels Midland Co.	85,566	2,579,815
Calavo Growers, Inc.	66,434	1,399,100
Calbee, Inc.	1,000	36,039
Chiquita Brands International, Inc. (a)	23,491	305,853
Danone	23,600	1,760,983
Flowers Foods, Inc. (d)	57,868	1,275,411
Global Dairy Holdings Ltd.	228,000	77,350
Green Mountain Coffee Roasters, Inc. (a)	47,400	4,230,924
Kraft Foods, Inc. Class A	160,776	5,664,138
Sara Lee Corp.	91,596	1,739,408
Shenguan Holdings Group Ltd.	580,000	409,934
TreeHouse Foods, Inc. (a)	16,800	917,448
		20,396,403

	Shares	Value
Household Products - 1.0%
Colgate-Palmolive Co.	15,223	$ 1,330,642
Procter & Gamble Co.	228,848	14,547,867
Spectrum Brands Holdings, Inc. (a)	33,569	1,074,208
Unicharm Corp.	39,600	1,729,686
Youyuan International Holdings Ltd. (a)	1,015,000	455,213
		19,137,616
Personal Products - 0.1%
BaWang International (Group) Holding Ltd.	1,349,000	261,765
Biostime International Holdings Ltd.	150,000	310,727
Estee Lauder Companies, Inc. Class A	14,790	1,555,760
Hengan International Group Co. Ltd.	105,500	946,304
		3,074,556
Tobacco - 1.0%
Altria Group, Inc.	126,607	3,343,691
British American Tobacco PLC (United Kingdom)	30,600	1,341,816
Imperial Tobacco Group PLC	49,772	1,654,296
Philip Morris International, Inc.	191,526	12,788,191
		19,127,994
TOTAL CONSUMER STAPLES		117,188,918
ENERGY - 8.8%
Energy Equipment & Services - 3.0%
Aker Drilling ASA (a)	154,800	482,100
Aker Solutions ASA	177,772	3,559,131
Baker Hughes, Inc.	64,286	4,664,592
Cal Dive International, Inc. (a)	164,901	986,108
Cameron International Corp. (a)	48,645	2,446,357
Cathedral Energy Services Ltd.	170,400	1,263,335
Essential Energy Services Ltd. (a)	115,200	253,239
Halliburton Co.	151,000	7,701,000
Helmerich & Payne, Inc.	10,437	690,094
Hornbeck Offshore Services, Inc. (a)	3,600	99,000
ION Geophysical Corp. (a)	263,028	2,488,245
National Oilwell Varco, Inc.	131,689	10,299,397
Noble Corp.	40,513	1,596,617
Saipem SpA	36,918	1,906,101
Schlumberger Ltd.	121,865	10,529,136
Superior Energy Services, Inc. (a)	15,460	574,184
Transocean Ltd. (United States)	42,653	2,753,678
Trinidad Drilling Ltd. (d)	31,500	273,714
Unit Corp. (a)	24,400	1,486,692
Vantage Drilling Co. (a)	705,650	1,284,283
Weatherford International Ltd. (a)	74,018	1,387,838
		56,724,841
Oil, Gas & Consumable Fuels - 5.8%
Alpha Natural Resources, Inc. (a)	26,259	1,193,209
Americas Petrogas, Inc. (a)	251,400	510,933
Americas Petrogas, Inc. (a)(e)	284,000	577,188
Anadarko Petroleum Corp.	44,383	3,406,839
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Apache Corp.	41,558	$ 5,127,842
BP PLC sponsored ADR	9,211	407,955
BPZ Energy, Inc. (a)(d)	253,848	832,621
C&C Energia Ltd. (a)	72,200	733,679
Cabot Oil & Gas Corp.	5,700	377,967
Chesapeake Energy Corp.	121,841	3,617,459
Chevron Corp.	103,329	10,626,354
Crown Point Ventures Ltd. (a)	82,400	161,485
Crown Point Ventures Ltd. (a)(e)	187,100	366,673
CVR Energy, Inc. (a)	156,399	3,850,543
Denbury Resources, Inc. (a)	92,242	1,844,840
Double Eagle Petroleum Co. (a)	116,437	1,017,659
EOG Resources, Inc.	22,940	2,398,377
EV Energy Partners LP	15,610	832,637
Exxon Mobil Corp.	148,480	12,083,302
Gran Tierra Energy, Inc. (Canada) (a)	84,900	559,016
Gulfport Energy Corp. (a)	44,021	1,306,983
Holly Corp.	72,316	5,018,730
InterOil Corp. (a)	32,934	1,926,968
Kosmos Energy Ltd.	67,700	1,149,546
Madalena Ventures, Inc. (a)	256,500	151,602
Marathon Oil Corp.	91,031	4,795,513
Niko Resources Ltd.	17,600	1,098,814
Noble Energy, Inc.	26,160	2,344,721
Northern Oil & Gas, Inc. (a)(d)	305,448	6,765,673
OAO Gazprom sponsored ADR	131,500	1,913,325
Occidental Petroleum Corp.	67,719	7,045,485
Painted Pony Petroleum Ltd. (a)(e)	15,000	174,046
Painted Pony Petroleum Ltd. Class A (a)	7,800	90,504
Paladin Energy Ltd. (Australia) (a)	425,884	1,151,037
Pan Orient Energy Corp. (a)	122,000	678,059
PetroBakken Energy Ltd. Class A (d)	37,065	508,856
Petrohawk Energy Corp. (a)	85,427	2,107,484
Petroleum Development Corp. (a)	26,259	785,407
Resolute Energy Corp. (a)(d)	124,296	2,008,623
Suncor Energy, Inc.	34,680	1,359,295
TAG Oil Ltd. (a)	113,200	716,010
Talisman Energy, Inc.	86,600	1,778,874
Targa Resources Corp.	18,600	622,356
Tesoro Corp. (a)	117,309	2,687,549
Tourmaline Oil Corp. (a)	11,700	388,706
Tourmaline Oil Corp. (a)(e)	24,300	807,312
Valero Energy Corp.	124,782	3,190,676
Voyager Oil & Gas, Inc. (a)(d)	443,184	1,316,256
Voyager Oil & Gas, Inc. warrants 2/4/16 (a)	152,192	164,896
Whiting Petroleum Corp. (a)	61,765	3,515,046
Williams Companies, Inc.	114,893	3,475,513
		111,570,443
TOTAL ENERGY		168,295,284

	Shares	Value
FINANCIALS - 9.5%
Capital Markets - 1.4%
American Capital Ltd. (a)	59,598	$ 591,808
Ashmore Group PLC	212,700	1,359,987
Bank of New York Mellon Corp.	67,674	1,733,808
BlackRock, Inc. Class A	6,694	1,283,976
FXCM, Inc. Class A (d)	41,100	407,712
Goldman Sachs Group, Inc.	44,566	5,931,289
GP Investments Ltd. (depositary receipt) (a)	328,319	1,268,185
ICAP PLC	173,700	1,318,587
International Communications Group, Inc. (a)	70,706	864,734
Invesco Ltd.	81,081	1,897,295
Medley Capital Corp.	14,092	165,440
Morgan Stanley	256,518	5,902,479
State Street Corp.	79,119	3,567,476
TD Ameritrade Holding Corp.	66,229	1,292,128
		27,584,904
Commercial Banks - 2.1%
Associated Banc-Corp.	135,124	1,878,224
Banco Pine SA	108,200	831,721
CapitalSource, Inc.	704,700	4,545,315
CIT Group, Inc. (a)	32,430	1,435,352
Comerica, Inc.	30,873	1,067,280
Commercial Bank of Qatar GDR (Reg. S)	159,965	633,446
Guaranty Trust Bank PLC GDR (Reg. S)	97,338	486,690
Huntington Bancshares, Inc.	146,581	961,571
Itau Unibanco Banco Multiplo SA sponsored ADR	34,300	807,765
KeyCorp	97,704	813,874
Regions Financial Corp.	381,036	2,362,423
SunTrust Banks, Inc.	45,069	1,162,780
Susquehanna Bancshares, Inc.	115,657	925,256
SVB Financial Group (a)	19,278	1,151,089
Wells Fargo & Co.	715,131	20,066,576
		39,129,362
Consumer Finance - 0.5%
American Express Co.	99,517	5,145,029
Discover Financial Services	101,755	2,721,946
Imperial Holdings, Inc. (a)	57,000	579,120
SLM Corp.	88,172	1,482,171
		9,928,266
Diversified Financial Services - 2.5%
Citigroup, Inc.	468,813	19,521,373
CME Group, Inc.	7,480	2,181,093
Infrastructure Development Finance Co. Ltd.	290,575	854,211
JPMorgan Chase & Co.	487,296	19,949,898
PICO Holdings, Inc. (a)	203,546	5,902,834
		48,409,409
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 1.3%
AEGON NV (a)	240,473	$ 1,638,759
AFLAC, Inc.	65,596	3,062,021
American Equity Investment Life Holding Co.	37,700	479,167
Assured Guaranty Ltd.	293,154	4,781,342
Berkshire Hathaway, Inc. Class B (a)	49,172	3,805,421
Genworth Financial, Inc. Class A (a)	386,817	3,976,479
Lincoln National Corp.	61,850	1,762,107
MetLife, Inc.	102,104	4,479,302
Prudential Financial, Inc.	23,600	1,500,724
		25,485,322
Real Estate Investment Trusts - 1.2%
Beni Stabili SpA SIIQ	424,100	428,398
Boston Properties, Inc.	14,400	1,528,704
Campus Crest Communities, Inc.	42,885	554,932
CBL & Associates Properties, Inc.	198,371	3,596,466
Douglas Emmett, Inc.	18,297	363,927
Education Realty Trust, Inc.	105,900	907,563
Equity Lifestyle Properties, Inc.	2,100	131,124
Excel Trust, Inc.	19,100	210,673
Franklin Street Properties Corp.	77,600	1,001,816
HCP, Inc.	16,320	598,781
Prologis, Inc.	108,781	3,898,711
Public Storage	16,068	1,831,913
SL Green Realty Corp.	33,510	2,776,974
Ventas, Inc.	13,900	732,669
Weyerhaeuser Co.	205,241	4,486,568
		23,049,219
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	211,237	5,304,161
Forest City Enterprises, Inc. Class A (a)	72,330	1,350,401
Iguatemi Empresa de Shopping Centers SA	49,200	1,208,648
Kenedix, Inc. (a)	5,704	999,552
The St. Joe Co. (a)	2,591	53,996
		8,916,758
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	101,600	13,157
TOTAL FINANCIALS		182,516,397
HEALTH CARE - 7.6%
Biotechnology - 2.1%
Acorda Therapeutics, Inc. (a)	46,600	1,505,646
Alexion Pharmaceuticals, Inc. (a)	33,000	1,551,990
AMAG Pharmaceuticals, Inc. (a)	11,560	217,328
Amgen, Inc. (a)	108,500	6,330,975
Amylin Pharmaceuticals, Inc. (a)	81,525	1,089,174

	Shares	Value
Ardea Biosciences, Inc. (a)	94,745	$ 2,412,208
ARIAD Pharmaceuticals, Inc. (a)	233,049	2,640,445
ArQule, Inc. (a)	109,335	683,344
AVEO Pharmaceuticals, Inc. (a)	106,826	2,201,684
AVEO Pharmaceuticals, Inc.	39,037	804,553
Biogen Idec, Inc. (a)	38,116	4,075,363
Dynavax Technologies Corp. (a)	332,892	915,453
Gilead Sciences, Inc. (a)	31,583	1,307,852
Human Genome Sciences, Inc. (a)	44,300	1,087,122
ImmunoGen, Inc. (a)	28,600	348,634
Infinity Pharmaceuticals, Inc. (a)	5,323	43,968
InterMune, Inc. (a)	25,194	903,205
Isis Pharmaceuticals, Inc. (a)	44,500	407,620
Micromet, Inc. (a)	145,500	835,170
NPS Pharmaceuticals, Inc. (a)	69,590	657,626
PDL BioPharma, Inc.	133,200	781,884
SIGA Technologies, Inc. (a)	197,893	1,927,478
Theravance, Inc. (a)	163,165	3,623,895
Thrombogenics NV (a)	49,249	1,322,092
United Therapeutics Corp. (a)	29,000	1,597,900
ZIOPHARM Oncology, Inc. (a)(d)	162,818	996,446
		40,269,055
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	68,106	4,065,247
Boston Scientific Corp. (a)	239,300	1,653,563
C. R. Bard, Inc.	27,913	3,066,522
Conceptus, Inc. (a)(d)	63,900	745,713
Covidien PLC	79,499	4,231,732
Genmark Diagnostics, Inc.	69,019	402,381
GN Store Nordic AS	105,900	1,019,731
Inverness Medical Innovations, Inc. (a)	2,771	101,474
Kinetic Concepts, Inc. (a)	45,704	2,633,922
Orthofix International NV (a)	52,381	2,224,621
Sirona Dental Systems, Inc. (a)	36,000	1,911,600
Symmetry Medical, Inc. (a)	11,903	106,770
The Cooper Companies, Inc.	2,300	182,252
William Demant Holding A/S (a)	16,046	1,448,374
Zimmer Holdings, Inc. (a)	21,358	1,349,826
		25,143,728
Health Care Providers & Services - 1.9%
Accretive Health, Inc. (a)	2,522	72,608
AmerisourceBergen Corp.	30,719	1,271,767
Brookdale Senior Living, Inc. (a)	182,844	4,433,967
Catalyst Health Solutions, Inc. (a)	40,627	2,267,799
CIGNA Corp.	101,720	5,231,460
Community Health Systems, Inc. (a)	34,000	873,120
DaVita, Inc. (a)	28,429	2,462,236
Diagnosticos da America SA	158,000	2,125,424
Emeritus Corp. (a)	58,572	1,244,655
Express Scripts, Inc. (a)	105,800	5,711,084
HealthSpring, Inc. (a)	15,168	699,396
McKesson Corp.	42,514	3,556,296
Medco Health Solutions, Inc. (a)	89,789	5,074,874
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Sun Healthcare Group, Inc. (a)	78,900	$ 632,778
Sunrise Senior Living, Inc. (a)	12,194	116,209
Universal Health Services, Inc. Class B	18,871	972,423
		36,746,096
Health Care Technology - 0.0%
Allscripts-Misys Healthcare Solutions, Inc. (a)	40,827	792,860
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc. (a)	96,158	4,914,635
Sequenom, Inc. (a)	102,600	774,630
Thermo Fisher Scientific, Inc. (a)	44,044	2,835,993
		8,525,258
Pharmaceuticals - 1.8%
Auxilium Pharmaceuticals, Inc. (a)	38,200	748,720
Cadence Pharmaceuticals, Inc. (a)(d)	387,794	3,567,705
Cardiome Pharma Corp. (a)	91,329	401,529
Columbia Laboratories, Inc. (a)	100,200	309,618
GlaxoSmithKline PLC	147,800	3,167,883
GlaxoSmithKline PLC sponsored ADR	65,219	2,797,895
Merck & Co., Inc.	287,713	10,153,392
Novo Nordisk A/S Series B	25,482	3,192,803
Roche Holding AG (participation certificate)	2,408	403,004
Sanofi-Aventis	20,395	1,640,757
Teva Pharmaceutical Industries Ltd. sponsored ADR	43,700	2,107,214
Valeant Pharmaceuticals International, Inc. (Canada)	64,800	3,369,681
Watson Pharmaceuticals, Inc. (a)	22,699	1,560,102
		33,420,303
TOTAL HEALTH CARE		144,897,300
INDUSTRIALS - 10.1%
Aerospace & Defense - 2.3%
Bombardier, Inc. Class B (sub. vtg.)	254,600	1,834,788
DigitalGlobe, Inc. (a)	49,641	1,261,378
Esterline Technologies Corp. (a)	19,211	1,467,720
GeoEye, Inc. (a)	148,150	5,540,810
Goodrich Corp.	31,247	2,984,089
Honeywell International, Inc.	75,453	4,496,244
Meggitt PLC	516,124	3,160,069
Precision Castparts Corp.	30,131	4,961,069
Raytheon Co.	62,462	3,113,731
Safran SA	20,600	879,854
Textron, Inc.	195,504	4,615,849
Ultra Electronics Holdings PLC	14,653	403,545
United Technologies Corp.	108,757	9,626,082
		44,345,228

	Shares	Value
Airlines - 0.2%
Copa Holdings SA Class A	30,400	$ 2,028,896
United Continental Holdings, Inc. (a)	82,361	1,863,829
		3,892,725
Building Products - 0.4%
Armstrong World Industries, Inc.	31,800	1,448,808
Masco Corp.	203,293	2,445,615
Owens Corning (a)	80,918	3,022,287
Quanex Building Products Corp.	36,406	596,694
		7,513,404
Commercial Services & Supplies - 0.5%
Babcock International Group PLC	1,600	18,283
KAR Auction Services, Inc. (a)	15,100	285,541
Knoll, Inc.	71,525	1,435,507
Pitney Bowes, Inc.	27,225	625,903
Republic Services, Inc.	91,045	2,808,738
Schawk, Inc. Class A	26,921	445,812
Steelcase, Inc. Class A	171,208	1,950,059
Swisher Hygiene, Inc. (g)	113,650	639,850
Swisher Hygiene, Inc. (g)	148,167	750,762
The Geo Group, Inc. (a)	56,194	1,294,148
		10,254,603
Construction & Engineering - 1.0%
AECOM Technology Corp. (a)	1,500	41,010
Chiyoda Corp.	218,000	2,512,261
Dycom Industries, Inc. (a)	98,030	1,601,810
Fluor Corp.	61,782	3,994,824
Foster Wheeler AG (a)	152,168	4,622,864
Great Lakes Dredge & Dock Corp.	78,511	438,091
Jacobs Engineering Group, Inc. (a)	15,459	668,602
KBR, Inc.	7,300	275,137
MasTec, Inc. (a)	45,500	897,260
MYR Group, Inc. (a)	17,803	416,590
Shaw Group, Inc. (a)	114,993	3,473,939
SNC-Lavalin Group, Inc.	17,800	1,086,752
		20,029,140
Electrical Equipment - 0.9%
Alstom SA	40,791	2,515,449
AMETEK, Inc.	33,850	1,519,865
Cooper Industries PLC Class A	21,441	1,279,384
Emerson Electric Co.	81,071	4,560,244
Fushi Copperweld, Inc. (a)	73,346	420,273
GrafTech International Ltd. (a)	75,353	1,527,405
Prysmian SpA	78,300	1,575,056
Regal-Beloit Corp.	36,564	2,441,378
Roper Industries, Inc.	7,800	649,740
Zumtobel AG	44,560	1,169,719
		17,658,513
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 1.3%
Carlisle Companies, Inc.	28,205	$ 1,388,532
Cookson Group PLC	131,702	1,421,453
General Electric Co.	901,849	17,008,872
Koninklijke Philips Electronics NV	68,100	1,750,355
Rheinmetall AG	29,400	2,603,100
		24,172,312
Machinery - 1.3%
Actuant Corp. Class A	75,725	2,031,702
Charter International PLC	186,465	2,370,121
Cummins, Inc.	12,929	1,338,022
Danaher Corp.	38,302	2,029,623
Dover Corp.	21,476	1,456,073
Fiat Industrial SpA (a)	159,500	2,058,773
Gardner Denver, Inc.	8,374	703,835
Haitian International Holdings Ltd.	115,000	148,964
Ingersoll-Rand Co. Ltd.	84,150	3,821,252
Navistar International Corp. (a)	86,195	4,866,570
Pall Corp.	34,851	1,959,672
Stanley Black & Decker, Inc.	36,845	2,654,682
		25,439,289
Professional Services - 0.5%
CBIZ, Inc. (a)	90,363	665,072
FTI Consulting, Inc. (a)	36,609	1,388,945
Kforce, Inc. (a)	74,337	972,328
Robert Half International, Inc.	61,185	1,653,831
SFN Group, Inc. (a)	109,839	998,437
SR Teleperformance SA	52,953	1,556,306
Towers Watson & Co.	24,841	1,632,302
		8,867,221
Road & Rail - 1.4%
Arkansas Best Corp.	33,503	795,026
Con-way, Inc.	52,710	2,045,675
CSX Corp.	313,900	8,230,458
Hertz Global Holdings, Inc. (a)	82,758	1,314,197
Norfolk Southern Corp.	37,211	2,788,220
Saia, Inc. (a)	111,045	1,882,213
Tegma Gestao Logistica	14,500	234,530
Union Pacific Corp.	78,425	8,187,570
Universal Truckload Services, Inc. (a)	65,979	1,130,220
		26,608,109
Trading Companies & Distributors - 0.3%
Barloworld Ltd.	74,200	756,068
Beacon Roofing Supply, Inc. (a)	10,409	237,533
DXP Enterprises, Inc. (a)	25,294	641,203
Kaman Corp.	42,919	1,522,337
Mills Estruturas e Servicos de Engenharia SA	37,000	533,278

	Shares	Value
Mitsui & Co. Ltd.	23,300	$ 402,760
Rush Enterprises, Inc. Class A (a)	67,835	1,290,900
		5,384,079
TOTAL INDUSTRIALS		194,164,623
INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 1.5%
Alcatel-Lucent SA sponsored ADR (a)	298,163	1,720,401
Calix Networks, Inc. (a)	157,372	3,276,485
Cisco Systems, Inc.	560,361	8,747,235
Comverse Technology, Inc. (a)	325,775	2,524,756
Juniper Networks, Inc. (a)	141,480	4,456,620
Polycom, Inc. (a)	13,604	874,737
QUALCOMM, Inc.	64,808	3,680,446
Tekelec (a)	120,604	1,101,115
ViaSat, Inc. (a)	45,574	1,971,987
		28,353,782
Computers & Peripherals - 2.2%
Apple, Inc. (a)	104,363	35,031,534
EMC Corp. (a)	6,200	170,810
Hewlett-Packard Co.	206,593	7,519,985
		42,722,329
Electronic Equipment & Components - 0.9%
Arrow Electronics, Inc. (a)	16,933	702,720
Avnet, Inc. (a)	120,271	3,834,239
Corning, Inc.	201,103	3,650,019
Funtalk China Holdings Ltd. (a)(d)	229,326	1,527,311
HLS Systems International Ltd. (a)	61,366	571,931
Ingram Micro, Inc. Class A (a)	47,525	862,104
Jabil Circuit, Inc.	45,019	909,384
Molex, Inc. (d)	79,225	2,041,628
TE Connectivity Ltd.	74,617	2,742,921
		16,842,257
Internet Software & Services - 0.6%
DealerTrack Holdings, Inc. (a)	28,300	649,485
eAccess Ltd.	2,547	1,141,345
eBay, Inc. (a)	137,055	4,422,765
Facebook, Inc. Class B (a)(g)	61,519	1,537,975
Google, Inc. Class A (a)	4,888	2,475,185
Renren, Inc. ADR	105,900	937,215
Velti PLC (a)	20,900	353,419
		11,517,389
IT Services - 1.2%
Accenture PLC Class A	14,630	883,945
Acxiom Corp. (a)	62,936	825,091
Alliance Data Systems Corp. (a)(d)	28,777	2,707,052
Atos Origin SA	25,104	1,418,469
Cognizant Technology Solutions Corp. Class A (a)	33,500	2,456,890
Fidelity National Information Services, Inc.	82,460	2,538,943
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fiserv, Inc. (a)	21,178	$ 1,326,378
Heartland Payment Systems, Inc.	52,818	1,088,051
MasterCard, Inc. Class A	19,514	5,880,349
Unisys Corp. (a)	74,304	1,909,613
Virtusa Corp. (a)	30,511	578,183
Visa, Inc. Class A	22,028	1,856,079
		23,469,043
Office Electronics - 0.3%
Xerox Corp.	431,838	4,495,434
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Micro Devices, Inc. (a)	199,145	1,392,024
Analog Devices, Inc.	71,860	2,812,600
Applied Materials, Inc.	97,065	1,262,816
ASAT Holdings Ltd. (a)	1,762	0
ASML Holding NV	108,233	4,000,292
Avago Technologies Ltd.	86,128	3,272,864
Cymer, Inc. (a)	125,717	6,224,249
Entropic Communications, Inc. (a)(d)	61,260	544,601
Fairchild Semiconductor International, Inc. (a)	141,739	2,368,459
Freescale Semiconductor Holdings I Ltd.	118,700	2,182,893
Himax Technologies, Inc. sponsored ADR	244,552	538,014
International Rectifier Corp. (a)	6,300	176,211
Intersil Corp. Class A	153,873	1,977,268
Lam Research Corp. (a)	65,337	2,893,122
LTX-Credence Corp. (a)	430,619	3,849,734
Marvell Technology Group Ltd. (a)	456,882	6,745,863
Maxim Integrated Products, Inc.	102,651	2,623,760
Microchip Technology, Inc. (d)	22,052	835,991
Micron Technology, Inc. (a)	421,178	3,150,411
NVIDIA Corp. (a)	92,838	1,479,374
NXP Semiconductors NV	52,735	1,409,607
ON Semiconductor Corp. (a)	374,418	3,920,156
Spansion, Inc. Class A (a)	41,300	795,851
Standard Microsystems Corp. (a)	9,300	251,007
TriQuint Semiconductor, Inc. (a)	128,393	1,308,325
		56,015,492
Software - 1.7%
Aspen Technology, Inc. (a)	80,700	1,386,426
Autodesk, Inc. (a)	19,900	768,140
BMC Software, Inc. (a)	61,917	3,386,860
Check Point Software Technologies Ltd. (a)	35,724	2,030,909
Citrix Systems, Inc. (a)	19,352	1,548,160
DemandTec, Inc. (a)	100,600	915,460
Informatica Corp. (a)	45,580	2,663,239
JDA Software Group, Inc. (a)	49,044	1,514,969
Micro Focus International PLC	278,636	1,499,404
Oracle Corp.	420,726	13,846,093
Pegasystems, Inc.	12,375	576,056

	Shares	Value
Solera Holdings, Inc.	10,967	$ 648,808
Sourcefire, Inc. (a)	36,725	1,091,467
TIBCO Software, Inc. (a)	19,080	553,702
		32,429,693
TOTAL INFORMATION TECHNOLOGY		215,845,419
MATERIALS - 4.1%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	20,900	1,997,622
Ashland, Inc.	25,770	1,665,257
CF Industries Holdings, Inc.	600	85,002
Clariant AG (Reg.) (a)	173,172	3,310,187
CVR Partners LP	48,500	1,089,310
Dow Chemical Co.	118,167	4,254,012
Ecolab, Inc.	28,404	1,601,418
Huabao International Holdings Ltd.	1,052,000	957,132
Israel Chemicals Ltd.	23,600	374,493
Kraton Performance Polymers, Inc. (a)	36,500	1,429,705
Lanxess AG	8,749	718,179
LyondellBasell Industries NV Class A	43,200	1,664,064
PolyOne Corp.	79,666	1,232,433
Spartech Corp. (a)	204,833	1,247,433
The Mosaic Co.	66,440	4,499,981
W.R. Grace & Co. (a)	162,649	7,421,674
Yara International ASA	37,700	2,122,477
		35,670,379
Construction Materials - 0.1%
HeidelbergCement AG	32,790	2,093,624
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	37,378	2,479,657
Metals & Mining - 2.0%
Anglo American PLC (United Kingdom)	28,000	1,387,436
Argonaut Gold, Inc. (a)	30,337	164,834
Avion Gold Corp. (a)	312,900	629,434
Commercial Metals Co.	129,001	1,851,164
Eldorado Gold Corp.	131,209	1,936,027
First Quantum Minerals Ltd.	6,500	947,771
Freeport-McMoRan Copper & Gold, Inc.	67,418	3,566,412
Goldcorp, Inc.	104,000	5,030,693
Grande Cache Coal Corp. (a)	92,900	846,735
Gulf Resources, Inc. (a)	257,850	799,335
Iluka Resources Ltd.	8,372	150,667
Ivanhoe Mines Ltd. (a)	235,070	5,940,124
Kinross Gold Corp.	103,104	1,628,239
Mirabela Nickel Ltd. (a)	277,163	520,200
Newcrest Mining Ltd.	115,254	4,661,330
Pan American Silver Corp.	38,200	1,179,998
Randgold Resources Ltd. sponsored ADR	46,858	3,938,415
Reliance Steel & Aluminum Co.	10,250	508,913
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Ternium SA sponsored ADR	22,904	$ 676,355
United States Steel Corp.	36,140	1,663,886
		38,027,968
TOTAL MATERIALS		78,271,628
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	91,346	2,869,178
CenturyLink, Inc.	17,759	717,996
China Unicom (Hong Kong) Ltd.	656,000	1,331,682
Iliad SA	16,639	2,232,892
Koninklijke KPN NV	114,069	1,659,306
Telefonica SA sponsored ADR	23,223	568,731
		9,379,785
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. (a)	32,600	1,381,588
SBA Communications Corp. Class A (a)	20,100	767,619
Sprint Nextel Corp. (a)	364,531	1,964,822
TIM Participacoes SA	293,102	1,417,539
Turkcell Iletisim Hizmet AS	214,000	1,154,819
		6,686,387
TOTAL TELECOMMUNICATION SERVICES		16,066,172
UTILITIES - 1.8%
Electric Utilities - 0.7%
American Electric Power Co., Inc.	65,535	2,469,359
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) sponsored ADR	62,000	1,062,680
Edison International	41,569	1,610,799
Fortum Corp.	19,714	570,967
NextEra Energy, Inc.	48,413	2,781,811
NV Energy, Inc.	61,797	948,584
PPL Corp.	98,302	2,735,745
Tata Power Co. Ltd.	16,090	471,650
		12,651,595
Gas Utilities - 0.1%
Aygaz AS	8,140	52,658
China Gas Holdings Ltd.	1,330,000	534,957
Enn Energy Holdings Ltd.	260,000	882,064
ONEOK, Inc.	16,529	1,223,311
		2,692,990
Independent Power Producers & Energy Traders - 0.5%
The AES Corp. (a)	789,099	10,053,121
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	77,473	1,499,103
CMS Energy Corp.	65,633	1,292,314
National Grid PLC	160,200	1,576,991
PG&E Corp.	34,298	1,441,545

	Shares	Value
Public Service Enterprise Group, Inc.	69,650	$ 2,273,376
Sempra Energy	28,224	1,492,485
		9,575,814
TOTAL UTILITIES		34,973,520
TOTAL COMMON STOCKS (Cost $1,084,011,520)		1,288,436,181
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75%	47,100	2,295,654
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Citigroup, Inc. 7.50%	21,500	2,583,225
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	48	0
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50%	24,500	1,369,550
TOTAL CONVERTIBLE PREFERRED STOCKS		6,248,429
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	12,200	2,518,692
TOTAL PREFERRED STOCKS (Cost $7,119,362)		8,767,121
Investment Companies - 0.1%

Ares Capital Corp. (Cost $1,808,886)	134,920	2,168,164
Convertible Bonds - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	$ 2,396,000	1,907,815
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Aspen Aerogels, Inc. 8% 6/1/14 (g)	516,700	516,700
Convertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (e)	$ 540,000	$ 474,863
TOTAL CONVERTIBLE BONDS (Cost $2,209,340)		2,899,378
Fixed-Income Funds - 27.8%
	Shares
Fidelity High Income Central Fund 2 (f)	779,519	86,729,339
Fidelity VIP Investment Grade Central Fund (f)	4,193,711	446,714,112
TOTAL FIXED-INCOME FUNDS (Cost $500,717,275)		533,443,451
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.11% (b)	84,676,788	84,676,788
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	9,753,274	9,753,274
TOTAL MONEY MARKET FUNDS (Cost $94,430,062)		94,430,062
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,690,296,445)		1,930,144,357
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(11,468,728)
NET ASSETS - 100%		$ 1,918,675,629
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,307,897 or 0.2% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,236,037 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 516,700
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 1,538,390
Mood Media Corp.	2/2/11	$ 514,497
Swisher Hygiene, Inc.	3/22/11 - 4/15/11	$ 1,709,136
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 56,242
Fidelity High Income Central Fund 2	2,879,523
Fidelity Securities Lending Cash Central Fund	57,957
Fidelity VIP Investment Grade Central Fund	8,705,444
Total	$ 11,699,166
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 82,855,310	$ 2,879,523	$ -	$ 86,729,339	13.0%
Fidelity VIP Investment Grade Central Fund	407,380,000	33,796,648	-	446,714,112	11.8%
Total	$ 490,235,310	$ 36,676,171	$ -	$ 533,443,451
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 141,031,266	$ 138,751,167	$ 2,280,099	$ -
Consumer Staples	117,188,918	111,830,976	5,357,942	-
Energy	168,295,284	168,130,388	164,896	-
Financials	185,099,622	182,461,311	2,638,311	-
Health Care	144,897,300	136,895,857	8,001,443	-
Industrials	194,164,623	188,748,485	5,416,138	-
Information Technology	215,845,419	213,166,099	1,141,345	1,537,975
Materials	78,271,628	78,271,628	-	-
Telecommunication Services	16,066,172	13,579,671	2,486,501	-
Utilities	36,343,070	34,766,079	1,576,991	-
Investment Companies	2,168,164	2,168,164	-	-
Corporate Bonds	2,899,378	-	2,899,378	-
Fixed-Income Funds	533,443,451	533,443,451	-	-
Money Market Funds	94,430,062	94,430,062	-	-
Total Investments in Securities:	$ 1,930,144,357	$ 1,896,643,338	$ 31,963,044	$ 1,537,975
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 600,666
Total Realized Gain (Loss)	19,972
Total Unrealized Gain (Loss)	(20,997)
Cost of Purchases	1,538,390
Proceeds of Sales	(19,972)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(580,084)
Ending Balance	$ 1,537,975
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ (415)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	15.4%
AAA,AA,A	4.7%
BBB	2.8%
BB	1.5%
B	2.7%
CCC,CC,C	0.7%
D	0.0%*
Not Rated	0.0%*
Equities	67.9%
Short-Term Investments and Net Other Assets	4.3%
100.0%
* Amount represents less than 0.1%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.6%
Canada	2.6%
United Kingdom	1.7%
Cayman Islands	1.1%
Bermuda	1.0%
France	1.0%
Switzerland	1.0%
Others (Individually Less Than 1%)	7.0%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $53,247,315 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,570,858) - See accompanying schedule: Unaffiliated issuers (cost $1,095,149,108)	$ 1,302,270,844
Fidelity Central Funds (cost $595,147,337)	627,873,513
Total Investments (cost $1,690,296,445)		$ 1,930,144,357
Foreign currency held at value (cost $501,347)		501,347
Receivable for investments sold		8,614,468
Receivable for fund shares sold		2,509,221
Dividends receivable		1,583,284
Interest receivable		60,230
Distributions receivable from Fidelity Central Funds		20,988
Other receivables		31,253
Total assets		1,943,465,148

Liabilities
Payable to custodian bank	$ 78,096
Payable for investments purchased	12,761,098
Payable for fund shares redeemed	398,833
Accrued management fee	637,054
Distribution and service plan fees payable	61,798
Other affiliated payables	261,521
Other payables and accrued expenses	837,845
Collateral on securities loaned, at value	9,753,274
Total liabilities		24,789,519

Net Assets		$ 1,918,675,629
Net Assets consist of:
Paid in capital		$ 1,639,550,934
Undistributed net investment income		12,876,777
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		27,059,492
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		239,188,426
Net Assets		$ 1,918,675,629

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($205,393,699 ÷ 12,755,081 shares)	$ 16.10

Service Class: Net Asset Value, offering price and redemption price per share ($4,624,297 ÷ 288,350 shares)	$ 16.04

Service Class 2: Net Asset Value, offering price and redemption price per share ($303,754,898 ÷ 19,144,240 shares)	$ 15.87

Investor Class: Net Asset Value, offering price and redemption price per share ($1,404,902,735 ÷ 87,693,757 shares)	$ 16.02

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 8,648,089
Interest		177,889
Income from Fidelity Central Funds		10,421,308
Total income		19,247,286

Expenses
Management fee	$ 3,868,551
Transfer agent fees	1,287,116
Distribution and service plan fees	361,789
Accounting and security lending fees	372,073
Custodian fees and expenses	142,948
Independent trustees' compensation	4,801
Audit	42,449
Legal	1,289
Miscellaneous	11,066
Total expenses before reductions	6,092,082
Expense reductions	(48,473)	6,043,609
Net investment income (loss)		13,203,677
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	96,624,427
Foreign currency transactions	(128,018)
Capital gain distributions from Fidelity Central Funds	1,277,858
Total net realized gain (loss)		97,774,267
Change in net unrealized appreciation (depreciation) on: Investment securities	(40,521,217)
Assets and liabilities in foreign currencies	(418)
Total change in net unrealized appreciation (depreciation)		(40,521,635)
Net gain (loss)		57,252,632
Net increase (decrease) in net assets resulting from operations		$ 70,456,309

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,203,677	$ 27,042,741
Net realized gain (loss)	97,774,267	108,497,973
Change in net unrealized appreciation (depreciation)	(40,521,635)	140,437,002
Net increase (decrease) in net assets resulting from operations	70,456,309	275,977,716
Distributions to shareholders from net investment income	(594,189)	(26,927,487)
Distributions to shareholders from net realized gain	-	(9,254,462)
Total distributions	(594,189)	(36,181,949)
Share transactions - net increase (decrease)	31,144,080	11,695,583
Total increase (decrease) in net assets	101,006,200	251,491,350

Net Assets
Beginning of period	1,817,669,429	1,566,178,079
End of period (including undistributed net investment income of $12,876,777 and undistributed net investment income of $267,289, respectively)	$ 1,918,675,629	$ 1,817,669,429

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 15.50	$ 13.41	$ 9.87	$ 15.83	$ 15.64	$ 14.78
Income from Investment Operations
Net investment income (loss) E	.12	.25	.23	.31	.36	.33
Net realized and unrealized gain (loss)	.49	2.17	3.57	(5.54)	.99	1.34
Total from investment operations	.61	2.42	3.80	(5.23)	1.35	1.67
Distributions from net investment income	(.01)	(.25)	(.22)	(.24)	(.54)	(.31)
Distributions from net realized gain	-	(.08)	(.04)	(.49)	(.62)	(.50)
Total distributions	(.01)	(.33)	(.26) I	(.73)	(1.16)	(.81)
Net asset value, end of period	$ 16.10	$ 15.50	$ 13.41	$ 9.87	$ 15.83	$ 15.64
Total Return B, C, D	3.90%	18.07%	38.60%	(33.96)%	8.98%	11.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.54% A	.55%	.56%	.55%	.57%	.61%
Expenses net of fee waivers, if any	.54% A	.54%	.56%	.55%	.57%	.61%
Expenses net of all reductions	.54% A	.54%	.55%	.55%	.57%	.59%
Net investment income (loss)	1.48% A	1.75%	2.03%	2.34%	2.25%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 205,394	$ 202,766	$ 185,849	$ 149,711	$ 274,561	$ 281,594
Portfolio turnover rate G	52% A	62%	63%	64%	41%	55%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.26 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $.035 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 15.45	$ 13.36	$ 9.84	$ 15.77	$ 15.55	$ 14.70
Income from Investment Operations
Net investment income (loss) E	.11	.23	.22	.30	.34	.31
Net realized and unrealized gain (loss)	.49	2.17	3.54	(5.52)	.99	1.33
Total from investment operations	.60	2.40	3.76	(5.22)	1.33	1.64
Distributions from net investment income	(.01)	(.23)	(.21)	(.22)	(.49)	(.29)
Distributions from net realized gain	-	(.08)	(.04)	(.49)	(.62)	(.50)
Total distributions	(.01)	(.31)	(.24) I	(.71)	(1.11)	(.79)
Net asset value, end of period	$ 16.04	$ 15.45	$ 13.36	$ 9.84	$ 15.77	$ 15.55
Total Return B, C, D	3.85%	17.99%	38.36%	(34.02)%	8.90%	11.64%
Ratios to Average Net Assets F, H
Expenses before reductions	.67% A	.68%	.69%	.68%	.68%	.72%
Expenses net of fee waivers, if any	.67% A	.67%	.69%	.68%	.68%	.72%
Expenses net of all reductions	.66% A	.67%	.69%	.68%	.68%	.69%
Net investment income (loss)	1.36% A	1.62%	1.90%	2.22%	2.14%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,624	$ 5,126	$ 6,221	$ 4,983	$ 9,376	$ 14,247
Portfolio turnover rate G	52% A	62%	63%	64%	41%	55%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.24 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 15.29	$ 13.24	$ 9.75	$ 15.65	$ 15.46	$ 14.62
Income from Investment Operations
Net investment income (loss) E	.10	.21	.20	.27	.31	.28
Net realized and unrealized gain (loss)	.49	2.13	3.53	(5.47)	.98	1.33
Total from investment operations	.59	2.34	3.73	(5.20)	1.29	1.61
Distributions from net investment income	(.01)	(.21)	(.20)	(.21)	(.48)	(.27)
Distributions from net realized gain	-	(.08)	(.04)	(.49)	(.62)	(.50)
Total distributions	(.01)	(.29)	(.24) I	(.70)	(1.10)	(.77)
Net asset value, end of period	$ 15.87	$ 15.29	$ 13.24	$ 9.75	$ 15.65	$ 15.46
Total Return B, C, D	3.83%	17.76%	38.32%	(34.15)%	8.72%	11.50%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.80%	.81%	.81%	.82%	.87%
Expenses net of fee waivers, if any	.79% A	.79%	.81%	.81%	.82%	.87%
Expenses net of all reductions	.78% A	.79%	.80%	.80%	.82%	.84%
Net investment income (loss)	1.24% A	1.50%	1.78%	2.09%	2.00%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 303,755	$ 260,051	$ 195,356	$ 102,009	$ 120,116	$ 56,139
Portfolio turnover rate G	52% A	62%	63%	64%	41%	55%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.24 per share is comprised of distributions from net investment income of $.201 and distributions from net realized gain of $.035 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 15.43	$ 13.35	$ 9.83	$ 15.77	$ 15.59	$ 14.77
Income from Investment Operations
Net investment income (loss) E	.11	.23	.22	.29	.34	.31
Net realized and unrealized gain (loss)	.49	2.17	3.55	(5.50)	.99	1.32
Total from investment operations	.60	2.40	3.77	(5.21)	1.33	1.63
Distributions from net investment income	(.01)	(.24)	(.21)	(.24)	(.53)	(.31)
Distributions from net realized gain	-	(.08)	(.04)	(.49)	(.62)	(.50)
Total distributions	(.01)	(.32)	(.25) I	(.73)	(1.15)	(.81)
Net asset value, end of period	$ 16.02	$ 15.43	$ 13.35	$ 9.83	$ 15.77	$ 15.59
Total Return B, C, D	3.86%	17.99%	38.45%	(33.99)%	8.89%	11.56%
Ratios to Average Net Assets F, H
Expenses before reductions	.62% A	.63%	.65%	.64%	.68%	.73%
Expenses net of fee waivers, if any	.62% A	.62%	.65%	.64%	.68%	.73%
Expenses net of all reductions	.62% A	.62%	.65%	.64%	.68%	.71%
Net investment income (loss)	1.40% A	1.67%	1.93%	2.25%	2.14%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,404,903	$ 1,349,726	$ 1,178,752	$ 766,380	$ 396,524	$ 87,476
Portfolio turnover rate G	52% A	62%	63%	64%	41%	55%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.25 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Balanced Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, in-kind transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 296,556,506
Gross unrealized depreciation	(58,590,816)
Net unrealized appreciation (depreciation) on securities and other investments	$ 237,965,690
Tax cost	$ 1,692,178,667

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, aggregated $499,840,062 and $476,190,306, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 2,517
Service Class 2	359,272
$ 361,789

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 77,627
Service Class	2,574
Service Class 2	105,605
Investor Class	1,101,310
$ 1,287,116

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14,633 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,146 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $19,314. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $57,957, including $44 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $48,448 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $25.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ 65,345	$ 3,131,983
Service Class	1,619	76,758
Service Class 2	88,197	3,575,559
Investor Class	439,028	20,143,187
Total	$ 594,189	$ 26,927,487
From net realized gain
Initial Class	$ -	$ 1,027,378
Service Class	-	27,742
Service Class 2	-	1,323,303
Investor Class	-	6,876,039
Total	$ -	$ 9,254,462

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	701,929	1,539,676	$ 11,239,915	$ 22,328,669
Reinvestment of distributions	4,092	274,193	65,345	4,159,361
Shares redeemed	(1,032,600)	(2,593,958)	(16,501,836)	(36,301,836)
Net increase (decrease)	(326,579)	(780,089)	$ (5,196,576)	$ (9,813,806)
Service Class
Shares sold	912	8,201	$ 14,546	$ 118,482
Reinvestment of distributions	102	6,926	1,619	104,500
Shares redeemed	(44,509)	(148,869)	(703,754)	(2,088,290)
Net increase (decrease)	(43,495)	(133,742)	$ (687,589)	$ (1,865,308)
Service Class 2
Shares sold	3,361,251	4,510,552	$ 53,073,145	$ 62,556,939
Reinvestment of distributions	5,600	327,233	88,197	4,898,862
Shares redeemed	(1,228,677)	(2,590,812)	(19,379,211)	(36,226,695)
Net increase (decrease)	2,138,174	2,246,973	$ 33,782,131	$ 31,229,106
Investor Class
Shares sold	2,367,668	2,531,204	$ 37,794,370	$ 36,157,218
Reinvestment of distributions	27,629	1,790,200	439,028	27,019,226
Shares redeemed	(2,192,038)	(5,146,100)	(34,987,284)	(71,030,853)
Net increase (decrease)	203,259	(824,696)	$ 3,246,114	$ (7,854,409)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 82% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPBAL-SANN-0811
1.705697.113

Fidelity® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.85%
Actual		$ 1,000.00	$ 1,055.50	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26
Service Class	.95%
Actual		$ 1,000.00	$ 1,055.90	$ 4.84
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Service Class 2	1.10%
Actual		$ 1,000.00	$ 1,054.20	$ 5.60
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Investor Class	.93%
Actual		$ 1,000.00	$ 1,055.60	$ 4.74
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
United Continental Holdings, Inc.	4.8	6.4
Virgin Media, Inc.	4.4	3.9
Apple, Inc.	3.3	3.8
Chevron Corp.	3.2	1.1
Occidental Petroleum Corp.	3.0	1.4
Biogen Idec, Inc.	2.5	1.2
Royal Dutch Shell PLC Class A sponsored ADR	2.3	1.9
Lorillard, Inc.	2.2	0.0
TJX Companies, Inc.	2.2	1.3
CB Richard Ellis Group, Inc. Class A	1.9	1.3
	29.8
Top Five Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	29.9	27.9
Industrials	16.9	25.0
Energy	12.2	8.0
Information Technology	11.4	12.9
Consumer Staples	10.5	3.3
Asset Allocation (% of fund's net assets)
As of June 30, 2011 *		As of December 31, 2010 **
	Stocks 93.7%		Stocks 97.1%
	Short-Term Investments and Net Other Assets 6.3%		Short-Term Investments and Net Other Assets 2.9%
* Foreign investments	14.2%	** Foreign investments	8.5%

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
CONSUMER DISCRETIONARY - 29.9%
Automobiles - 0.5%
Ford Motor Co. (a)	20,868	$ 287,770
Diversified Consumer Services - 2.7%
Career Education Corp. (a)(d)	15,147	320,359
DeVry, Inc.	10,141	599,637
ITT Educational Services, Inc. (a)(d)	7,796	609,959
		1,529,955
Hotels, Restaurants & Leisure - 4.8%
Arcos Dorados Holdings, Inc.	6,400	134,976
Brinker International, Inc.	2,000	48,920
Chipotle Mexican Grill, Inc. (a)	1,620	499,268
Las Vegas Sands Corp. (a)	5,845	246,717
McDonald's Corp.	4,832	407,434
Paddy Power PLC (Ireland)	12,842	698,242
Starbucks Corp.	13,032	514,634
The Cheesecake Factory, Inc. (a)	4,000	125,480
		2,675,671
Internet & Catalog Retail - 0.1%
Blue Nile, Inc. (a)(d)	1,552	68,257
Media - 10.7%
CBS Corp. Class B	4,928	140,399
Interpublic Group of Companies, Inc.	56,502	706,275
JC Decaux SA (a)	7,550	242,045
Kabel Deutschland Holding AG (a)	13,343	820,497
The Walt Disney Co.	21,371	834,324
Time Warner, Inc.	17,258	627,673
Viacom, Inc. Class B (non-vtg.)	4,447	226,797
Virgin Media, Inc. (d)	82,251	2,461,772
		6,059,782
Multiline Retail - 0.8%
PPR SA	2,500	445,242
Specialty Retail - 6.9%
Bed Bath & Beyond, Inc. (a)	13,934	813,328
DSW, Inc. Class A (a)	12,131	613,950
Limited Brands, Inc.	6,400	246,080
Tiffany & Co., Inc.	6,771	531,659
TJX Companies, Inc.	23,171	1,217,173
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3,317	214,212
Williams-Sonoma, Inc.	7,200	262,728
		3,899,130
Textiles, Apparel & Luxury Goods - 3.4%
Burberry Group PLC	6,000	139,626
Coach, Inc.	7,136	456,204
Oxford Industries, Inc.	9,706	327,675
Phillips-Van Heusen Corp.	8,800	576,136

	Shares	Value
Polo Ralph Lauren Corp. Class A	1,500	$ 198,915
VF Corp.	2,047	222,222
		1,920,778
TOTAL CONSUMER DISCRETIONARY		16,886,585
CONSUMER STAPLES - 10.5%
Beverages - 0.6%
Dr Pepper Snapple Group, Inc.	7,644	320,513
Food & Staples Retailing - 2.0%
Fresh Market, Inc.	3,318	128,340
Walgreen Co.	14,365	609,938
Whole Foods Market, Inc.	6,187	392,565
		1,130,843
Food Products - 1.0%
Green Mountain Coffee Roasters, Inc. (a)	6,261	558,857
Household Products - 0.4%
Colgate-Palmolive Co.	2,500	218,525
Personal Products - 1.1%
Elizabeth Arden, Inc. (a)	1,910	55,447
Estee Lauder Companies, Inc. Class A	3,199	336,503
Nu Skin Enterprises, Inc. Class A	6,178	231,984
		623,934
Tobacco - 5.4%
Altria Group, Inc.	39,540	1,044,251
Lorillard, Inc.	11,522	1,254,400
Reynolds American, Inc.	20,750	768,788
		3,067,439
TOTAL CONSUMER STAPLES		5,920,111
ENERGY - 12.2%
Energy Equipment & Services - 3.4%
Baker Hughes, Inc.	6,583	477,662
Compagnie Generale de Geophysique SA (a)	11,368	416,672
National Oilwell Varco, Inc.	8,768	685,745
Oceaneering International, Inc.	4,620	187,110
Oil States International, Inc. (a)	2,112	168,770
		1,935,959
Oil, Gas & Consumable Fuels - 8.8%
Chevron Corp.	17,659	1,816,052
Occidental Petroleum Corp.	16,144	1,679,622
Royal Dutch Shell PLC Class A sponsored ADR	18,454	1,312,633
Whiting Petroleum Corp. (a)	2,497	142,104
		4,950,411
TOTAL ENERGY		6,886,370
FINANCIALS - 2.6%
Commercial Banks - 0.6%
SVB Financial Group (a)	6,073	362,619
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 2.0%
Altisource Portfolio Solutions SA (a)	1,019	$ 37,499
CB Richard Ellis Group, Inc. Class A (a)	42,899	1,077,194
		1,114,693
TOTAL FINANCIALS		1,477,312
HEALTH CARE - 6.4%
Biotechnology - 3.0%
Alexion Pharmaceuticals, Inc. (a)	6,200	291,586
Biogen Idec, Inc. (a)	13,084	1,398,941
		1,690,527
Health Care Equipment & Supplies - 1.5%
C. R. Bard, Inc.	1,900	208,734
Edwards Lifesciences Corp. (a)	7,400	645,132
		853,866
Health Care Providers & Services - 0.3%
McKesson Corp.	2,000	167,300
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	2,100	157,815
Pharmaceuticals - 1.3%
Novo Nordisk A/S Series B	3,555	445,429
Shire PLC	10,100	315,784
		761,213
TOTAL HEALTH CARE		3,630,721
INDUSTRIALS - 16.9%
Aerospace & Defense - 2.1%
GeoEye, Inc. (a)	3,257	121,812
Textron, Inc.	22,516	531,603
United Technologies Corp.	5,822	515,305
		1,168,720
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	20,034	137,233
Airlines - 5.9%
United Continental Holdings, Inc. (a)	121,109	2,740,693
US Airways Group, Inc. (a)(d)	68,145	607,172
		3,347,865
Commercial Services & Supplies - 0.6%
Stericycle, Inc. (a)	4,061	361,916
Construction & Engineering - 0.7%
Fluor Corp.	2,707	175,035
Foster Wheeler AG (a)	6,590	200,204
		375,239
Electrical Equipment - 0.3%
Emerson Electric Co.	2,959	166,444
Industrial Conglomerates - 0.7%
General Electric Co.	21,724	409,715

	Shares	Value
Machinery - 3.6%
3D Systems Corp. (a)(d)	1,570	$ 30,945
Chart Industries, Inc. (a)	4,081	220,292
Danaher Corp.	7,612	403,360
Greenbrier Companies, Inc. (a)	2,672	52,799
Titan International, Inc. (d)	6,900	167,394
Trinity Industries, Inc.	7,836	273,320
WABCO Holdings, Inc. (a)	7,526	519,746
Wabtec Corp.	5,089	334,449
		2,002,305
Professional Services - 0.9%
IHS, Inc. Class A (a)	4,436	370,051
Robert Half International, Inc.	5,953	160,910
		530,961
Road & Rail - 1.5%
Union Pacific Corp.	7,952	830,189
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	1,400	215,110
TOTAL INDUSTRIALS		9,545,697
INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 2.3%
Alcatel-Lucent SA sponsored ADR (a)	183,600	1,059,372
Juniper Networks, Inc. (a)	7,561	238,172
		1,297,544
Computers & Peripherals - 3.3%
Apple, Inc. (a)	5,480	1,839,472
Electronic Equipment & Components - 0.2%
Trimble Navigation Ltd. (a)	2,462	97,594
Internet Software & Services - 1.1%
VeriSign, Inc.	18,742	627,107
IT Services - 0.9%
Accenture PLC Class A	6,583	397,745
Cognizant Technology Solutions Corp. Class A (a)	1,825	133,846
		531,591
Software - 3.6%
Ariba, Inc. (a)	28,368	977,845
Aspen Technology, Inc. (a)	4,460	76,623
Citrix Systems, Inc. (a)	3,950	316,000
FactSet Research Systems, Inc.	1,921	196,557
Intuit, Inc. (a)	9,478	491,529
		2,058,554
TOTAL INFORMATION TECHNOLOGY		6,451,862
MATERIALS - 1.2%
Chemicals - 0.3%
Ecolab, Inc.	2,957	166,716
Containers & Packaging - 0.4%
Silgan Holdings, Inc.	5,108	209,275
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.5%
United States Steel Corp.	5,881	$ 270,761
TOTAL MATERIALS		646,752
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.7%
Iliad SA (d)	4,037	541,750
Telenet Group Holding NV	8,920	424,452
		966,202
Wireless Telecommunication Services - 0.9%
Millicom International Cellular SA unit	3,100	323,509
SBA Communications Corp. Class A (a)	3,969	151,576
		475,085
TOTAL TELECOMMUNICATION SERVICES		1,441,287
TOTAL COMMON STOCKS (Cost $46,036,075)		52,886,697
Money Market Funds - 13.1%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	3,563,841	$ 3,563,841
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	3,824,475	3,824,475
TOTAL MONEY MARKET FUNDS (Cost $7,388,316)		7,388,316
TOTAL INVESTMENT PORTFOLIO - 106.8% (Cost $53,424,391)	60,275,013
NET OTHER ASSETS (LIABILITIES) - (6.8)%	(3,857,738)
NET ASSETS - 100%	$ 56,417,275
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,315
Fidelity Securities Lending Cash Central Fund	3,959
Total	$ 6,274
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 16,886,585	$ 16,886,585	$ -	$ -
Consumer Staples	5,920,111	5,920,111	-	-
Energy	6,886,370	6,469,698	416,672	-
Financials	1,477,312	1,477,312	-	-
Health Care	3,630,721	2,869,508	761,213	-
Industrials	9,545,697	9,545,697	-	-
Information Technology	6,451,862	6,451,862	-	-
Materials	646,752	646,752	-	-
Telecommunication Services	1,441,287	1,441,287	-	-
Money Market Funds	7,388,316	7,388,316	-	-
Total Investments in Securities:	$ 60,275,013	$ 59,097,128	$ 1,177,885	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.8%
France	4.8%
United Kingdom	2.5%
Ireland	2.0%
Germany	1.5%
Others (Individually Less Than 1%)	3.4%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $6,788,158 of which $5,587,727 and $1,200,431 will expire in fiscal 2016 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,625,735) - See accompanying schedule: Unaffiliated issuers (cost $46,036,075)	$ 52,886,697
Fidelity Central Funds (cost $7,388,316)	7,388,316
Total Investments (cost $53,424,391)		$ 60,275,013
Foreign currency held at value (cost $772)		772
Receivable for investments sold		664,706
Receivable for fund shares sold		302,823
Dividends receivable		68,475
Distributions receivable from Fidelity Central Funds		778
Other receivables		3,226
Total assets		61,315,793

Liabilities
Payable for investments purchased	$ 941,246
Payable for fund shares redeemed	65,401
Accrued management fee	27,707
Distribution and service plan fees payable	2,813
Other affiliated payables	6,624
Other payables and accrued expenses	30,252
Collateral on securities loaned, at value	3,824,475
Total liabilities		4,898,518

Net Assets		$ 56,417,275
Net Assets consist of:
Paid in capital		$ 52,858,526
Undistributed net investment income		35,006
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,326,875)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,850,618
Net Assets		$ 56,417,275

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($16,671,528 ÷ 1,865,633 shares)	$ 8.94

Service Class: Net Asset Value, offering price and redemption price per share ($172,292 ÷ 19,412 shares)	$ 8.88

Service Class 2: Net Asset Value, offering price and redemption price per share ($13,495,698 ÷ 1,540,336 shares)	$ 8.76

Investor Class: Net Asset Value, offering price and redemption price per share ($26,077,757 ÷ 2,921,614 shares)	$ 8.93

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 301,246
Income from Fidelity Central Funds		6,274
Total income		307,520

Expenses
Management fee	$ 162,377
Transfer agent fees	35,757
Distribution and service plan fees	18,036
Accounting and security lending fees	11,738
Custodian fees and expenses	29,790
Independent trustees' compensation	149
Audit	21,053
Legal	39
Miscellaneous	290
Total expenses before reductions	279,229
Expense reductions	(6,715)	272,514
Net investment income (loss)		35,006
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,660,161
Foreign currency transactions	(128)
Total net realized gain (loss)		3,660,033
Change in net unrealized appreciation (depreciation) on: Investment securities	(625,332)
Assets and liabilities in foreign currencies	64
Total change in net unrealized appreciation (depreciation)		(625,268)
Net gain (loss)		3,034,765
Net increase (decrease) in net assets resulting from operations		$ 3,069,771

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,006	$ (65,655)
Net realized gain (loss)	3,660,033	(906,611)
Change in net unrealized appreciation (depreciation)	(625,268)	9,842,647
Net increase (decrease) in net assets resulting from operations	3,069,771	8,870,381
Distributions to shareholders from net investment income	-	(111,880)
Share transactions - net increase (decrease)	(4,504,685)	(73,862)
Total increase (decrease) in net assets	(1,434,914)	8,684,639

Net Assets
Beginning of period	57,852,189	49,167,550
End of period (including undistributed net investment income of $35,006 and $0, respectively)	$ 56,417,275	$ 57,852,189

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.47	$ 7.17	$ 5.28	$ 9.13	$ 9.61	$ 8.71
Income from Investment Operations
Net investment income (loss) E	.01	- I	.03	.03	.04	.04
Net realized and unrealized gain (loss)	.46	1.32	1.88	(3.78)	.65	1.17
Total from investment operations	.47	1.32	1.91	(3.75)	.69	1.21
Distributions from net investment income	-	(.02)	(.02)	(.05)	(.04)	(.05)
Distributions from net realized gain	-	-	-	(.05)	(1.13)	(.26)
Total distributions	-	(.02)	(.02)	(.10)	(1.17)	(.31)
Net asset value, end of period	$ 8.94	$ 8.47	$ 7.17	$ 5.28	$ 9.13	$ 9.61
Total Return B,C,D	5.55%	18.41%	36.10%	(41.23)%	7.12%	13.97%
Ratios to Average Net Assets F,H
Expenses before reductions	.86% A	.88%	.93%	.84%	.77%	.78%
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.84%	.77%	.78%
Expenses net of all reductions	.84% A	.83%	.83%	.84%	.76%	.77%
Net investment income (loss)	.22% A	(.02)%	.50%	.42%	.37%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,672	$ 18,907	$ 16,986	$ 15,794	$ 42,887	$ 59,549
Portfolio turnover rate G	187% A	206%	221%	161%	138%	161%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 7.14	$ 5.25	$ 9.07	$ 9.56	$ 8.65
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	.02	.02	.03	.04
Net realized and unrealized gain (loss)	.46	1.30	1.88	(3.75)	.64	1.17
Total from investment operations	.47	1.29	1.90	(3.73)	.67	1.21
Distributions from net investment income	-	(.02)	(.01)	(.04)	(.03)	(.04)
Distributions from net realized gain	-	-	-	(.05)	(1.13)	(.26)
Total distributions	-	(.02)	(.01)	(.09)	(1.16)	(.30)
Net asset value, end of period	$ 8.88	$ 8.41	$ 7.14	$ 5.25	$ 9.07	$ 9.56
Total Return B,C,D	5.59%	18.06%	36.17%	(41.30)%	6.93%	13.99%
Ratios to Average Net Assets F,H
Expenses before reductions	.95% A	.96%	1.02%	.94%	.86%	.88%
Expenses net of fee waivers, if any	.95% A	.95%	.95%	.94%	.86%	.88%
Expenses net of all reductions	.93% A	.93%	.94%	.93%	.86%	.87%
Net investment income (loss)	.12% A	(.12)%	.40%	.32%	.28%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 172	$ 181	$ 217	$ 226	$ 666	$ 910
Portfolio turnover rate G	187% A	206%	221%	161%	138%	161%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.31	$ 7.06	$ 5.20	$ 8.98	$ 9.48	$ 8.58
Income from Investment Operations
Net investment income (loss) E	- I	(.02)	.01	.01	.01	.02
Net realized and unrealized gain (loss)	.45	1.29	1.85	(3.70)	.63	1.16
Total from investment operations	.45	1.27	1.86	(3.69)	.64	1.18
Distributions from net investment income	-	(.02)	- I	(.04)	(.01)	(.02)
Distributions from net realized gain	-	-	-	(.05)	(1.13)	(.26)
Total distributions	-	(.02)	- I	(.09)	(1.14)	(.28)
Net asset value, end of period	$ 8.76	$ 8.31	$ 7.06	$ 5.20	$ 8.98	$ 9.48
Total Return B,C,D	5.42%	17.99%	35.79%	(41.35)%	6.73%	13.81%
Ratios to Average Net Assets F,H
Expenses before reductions	1.11% A	1.13%	1.19%	1.12%	1.04%	1.05%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.04%	1.05%
Expenses net of all reductions	1.09% A	1.08%	1.08%	1.09%	1.03%	1.04%
Net investment income (loss)	(.03)% A	(.27)%	.25%	.16%	.10%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,496	$ 14,492	$ 14,190	$ 11,801	$ 22,687	$ 23,720
Portfolio turnover rate G	187% A	206%	221%	161%	138%	161%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.46	$ 7.17	$ 5.28	$ 9.12	$ 9.61	$ 8.71
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	.02	.02	.03	.03
Net realized and unrealized gain (loss)	.46	1.32	1.88	(3.76)	.64	1.17
Total from investment operations	.47	1.31	1.90	(3.74)	.67	1.20
Distributions from net investment income	-	(.02)	(.01)	(.05)	(.03)	(.04)
Distributions from net realized gain	-	-	-	(.05)	(1.13)	(.26)
Total distributions	-	(.02)	(.01)	(.10)	(1.16)	(.30)
Net asset value, end of period	$ 8.93	$ 8.46	$ 7.17	$ 5.28	$ 9.12	$ 9.61
Total Return B,C,D	5.56%	18.27%	36.01%	(41.25)%	6.91%	13.87%
Ratios to Average Net Assets F,H
Expenses before reductions	.94% A	.96%	1.03%	.93%	.88%	.90%
Expenses net of fee waivers, if any	.93% A	.93%	.93%	.93%	.88%	.90%
Expenses net of all reductions	.92% A	.91%	.91%	.92%	.88%	.89%
Net investment income (loss)	.14% A	(.10)%	.43%	.33%	.25%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,078	$ 24,271	$ 17,775	$ 14,097	$ 32,062	$ 22,464
Portfolio turnover rate G	187% A	206%	221%	161%	138%	161%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Dynamic Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,750,010
Gross unrealized depreciation	(3,076,018)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,673,992

Tax cost	$ 53,601,021

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $51,850,587 and $58,127,580, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 86
Service Class 2	17,950
$ 18,036

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 8,181
Service Class	65
Service Class 2	6,235
Investor Class	21,276
$ 35,757

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,320 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $101 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash

Semiannual Report

7. Security Lending - continued

Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,959. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	.85%	$ 1,220
Service Class 2	1.10%	675
Investor Class	.93%	854
		$ 2,749

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,965 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ -	$ 38,548
Service Class	-	484
Service Class 2	-	31,994
Investor Class	-	40,854
Total	$ -	$ 111,880

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	66,135	527,464	$ 582,631	$ 4,026,651
Reinvestment of distributions	-	5,636	-	38,548
Shares redeemed	(433,689)	(667,514)	(3,807,916)	(5,023,881)
Net increase (decrease)	(367,554)	(134,414)	$ (3,225,285)	$ (958,682)
Service Class
Shares sold	6	2,960	$ 55	$ 21,858
Reinvestment of distributions	-	71	-	484
Shares redeemed	(2,138)	(11,855)	(18,398)	(89,736)
Net increase (decrease)	(2,132)	(8,824)	$ (18,343)	$ (67,394)
Service Class 2
Shares sold	129,751	1,157,464	$ 1,122,214	$ 8,677,785
Reinvestment of distributions	-	4,754	-	31,994
Shares redeemed	(333,069)	(1,428,138)	(2,856,647)	(10,749,664)
Net increase (decrease)	(203,318)	(265,920)	$ (1,734,433)	$ (2,039,885)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Investor Class
Shares sold	388,432	1,306,376	$ 3,410,893	$ 9,953,594
Reinvestment of distributions	-	5,973	-	40,854
Shares redeemed	(335,677)	(920,849)	(2,937,517)	(7,002,349)
Net increase (decrease)	52,755	391,500	$ 473,376	$ 2,992,099

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 75% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management &
Research (Hong Kong) Limited

Fidelity Management &
Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPDCA-SANN-0811
1.761772.110

Fidelity® Variable Insurance Products:
Growth & Income Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.59%
Actual		$ 1,000.00	$ 1,046.00	$ 2.99
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 2.96
Service Class	.69%
Actual		$ 1,000.00	$ 1,045.50	$ 3.50
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46
Service Class 2.84%
Actual		$ 1,000.00	$ 1,044.20	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.63	$ 4.21
Investor Class	.68%
Actual		$ 1,000.00	$ 1,045.20	$ 3.45
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	3.7	0.0
Wells Fargo & Co.	3.7	2.4
Exxon Mobil Corp.	3.6	4.6
JPMorgan Chase & Co.	3.2	2.7
Apple, Inc.	2.9	4.0
PepsiCo, Inc.	2.2	0.0
Merck & Co., Inc.	1.9	1.2
Procter & Gamble Co.	1.7	0.4
Target Corp.	1.7	1.3
The Coca-Cola Co.	1.6	2.4
	26.2
Top Five Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.2	17.5
Information Technology	16.8	19.9
Industrials	12.8	15.8
Consumer Staples	12.7	7.1
Consumer Discretionary	12.7	8.8
Asset Allocation (% of fund's net assets)
As of June 30, 2011*		As of December 31, 2010**
	Stocks 99.6%		Stocks 97.2%
	Bonds 0.2%		Bonds 0.0%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 2.8%
* Foreign investments	19.7%	** Foreign investments	10.6%

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW)	15,753	$ 1,572,073
Distributors - 0.4%
Li & Fung Ltd.	1,068,000	2,127,285
Pool Corp.	27,560	821,564
		2,948,849
Diversified Consumer Services - 0.2%
Strayer Education, Inc. (d)	3,700	467,643
Weight Watchers International, Inc.	9,700	732,059
		1,199,702
Hotels, Restaurants & Leisure - 2.2%
McDonald's Corp.	139,570	11,768,542
Yum! Brands, Inc.	101,388	5,600,673
		17,369,215
Household Durables - 1.4%
D.R. Horton, Inc.	204,688	2,358,006
Ryland Group, Inc.	191,659	3,168,123
Toll Brothers, Inc. (a)	211,300	4,382,362
Tupperware Brands Corp.	10,200	687,990
		10,596,481
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	27,200	1,194,896
Media - 2.8%
Comcast Corp. Class A (special) (non-vtg.)	346,291	8,390,631
Kabel Deutschland Holding AG (a)	5,700	350,509
Regal Entertainment Group Class A (d)	49,575	612,251
Time Warner, Inc.	259,200	9,427,104
Viacom, Inc. Class B (non-vtg.)	58,198	2,968,098
		21,748,593
Multiline Retail - 1.9%
PPR SA	9,732	1,733,238
Target Corp.	286,171	13,424,282
		15,157,520
Specialty Retail - 2.2%
Esprit Holdings Ltd.	279,000	867,645
Limited Brands, Inc.	20,400	784,380
Lowe's Companies, Inc.	500,378	11,663,811
Staples, Inc.	259,870	4,105,946
		17,421,782
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp.	5,100	553,656
TOTAL CONSUMER DISCRETIONARY		89,762,767
CONSUMER STAPLES - 12.7%
Beverages - 5.1%
Diageo PLC	259,612	5,311,219
Dr Pepper Snapple Group, Inc.	109,072	4,573,389

	Shares	Value
PepsiCo, Inc.	243,343	$ 17,138,647
The Coca-Cola Co.	188,376	12,675,821
		39,699,076
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	81,614	3,067,054
Sysco Corp.	70,120	2,186,342
Walgreen Co.	114,320	4,854,027
		10,107,423
Food Products - 0.8%
Danone	84,400	6,297,754
Mead Johnson Nutrition Co. Class A	1,192	80,520
		6,378,274
Household Products - 3.6%
Colgate-Palmolive Co.	55,102	4,816,466
Energizer Holdings, Inc. (a)	5,600	405,216
Kimberly-Clark Corp.	74,259	4,942,679
Procter & Gamble Co.	213,941	13,600,229
Reckitt Benckiser Group PLC	88,700	4,896,999
		28,661,589
Tobacco - 1.9%
British American Tobacco PLC sponsored ADR	113,900	10,023,200
Lorillard, Inc.	42,588	4,636,556
		14,659,756
TOTAL CONSUMER STAPLES		99,506,118
ENERGY - 11.1%
Energy Equipment & Services - 1.1%
Exterran Partners LP	105,949	2,720,770
Saipem SpA	18,804	970,863
Transocean Ltd. (United States)	58,367	3,768,174
Weatherford International Ltd. (a)	63,008	1,181,400
		8,641,207
Oil, Gas & Consumable Fuels - 10.0%
ARC Resources Ltd.	40,900	1,060,669
Atlas Pipeline Partners, LP	14,600	481,216
Chevron Corp.	282,349	29,036,765
Daylight Energy Ltd. (d)	303,000	2,937,630
Exxon Mobil Corp.	346,260	28,178,639
Legacy Reserves LP	12,102	359,308
Penn West Petroleum Ltd.	18,300	422,585
PetroBakken Energy Ltd. Class A	34,100	468,150
QEP Resources, Inc.	20,610	862,116
Royal Dutch Shell PLC Class A (United Kingdom)	245,382	8,734,785
Suncor Energy, Inc.	94,700	3,711,800
Williams Companies, Inc.	65,510	1,981,678
		78,235,341
TOTAL ENERGY		86,876,548
Common Stocks - continued
	Shares	Value
FINANCIALS - 18.2%
Capital Markets - 2.1%
AllianceBernstein Holding LP	32,300	$ 627,912
Apollo Global Management LLC Class A	61,420	1,056,424
Ashmore Group PLC	831,742	5,318,093
Bank of New York Mellon Corp.	44,990	1,152,644
Charles Schwab Corp.	50,240	826,448
Goldman Sachs Group, Inc.	3,641	484,581
ICAP PLC	59,200	449,398
KKR & Co. LP	51,090	833,789
Morgan Stanley	16,604	382,058
Northern Trust Corp.	70,977	3,262,103
The Blackstone Group LP	109,685	1,816,384
		16,209,834
Commercial Banks - 8.3%
Banco Daycoval SA (PN)	68,500	430,017
BB&T Corp.	296,545	7,959,268
DBS Group Holdings Ltd.	72,000	859,334
FirstMerit Corp.	11,300	186,563
HSBC Holdings PLC sponsored ADR	93,096	4,619,424
Regions Financial Corp.	480,311	2,977,928
Standard Chartered PLC (United Kingdom)	135,418	3,559,904
SunTrust Banks, Inc.	89,556	2,310,545
U.S. Bancorp	409,963	10,458,156
Wells Fargo & Co.	1,025,435	28,773,706
Zions Bancorporation (d)	105,751	2,539,082
		64,673,927
Diversified Financial Services - 5.5%
Bank of America Corp.	766,048	8,395,886
Citigroup, Inc.	89,800	3,739,272
JPMorgan Chase & Co.	609,066	24,935,162
KKR Financial Holdings LLC	612,394	6,007,585
		43,077,905
Insurance - 0.7%
Amlin PLC	24,156	157,437
Everest Re Group Ltd.	19,574	1,600,175
Fidelity National Financial, Inc. Class A	35,048	551,656
Genworth Financial, Inc. Class A (a)	177,986	1,829,696
MetLife, Inc. unit (a)	17,700	1,455,471
		5,594,435
Real Estate Investment Trusts - 1.5%
American Capital Agency Corp.	21,300	620,043
CBL & Associates Properties, Inc.	106,160	1,924,681
Public Storage	30,900	3,522,909
Ventas, Inc.	48,469	2,554,801
Weyerhaeuser Co.	129,731	2,835,920
		11,458,354
Thrifts & Mortgage Finance - 0.1%
First Niagara Financial Group, Inc.	66,788	881,602

	Shares	Value
MGIC Investment Corp. (a)	2,200	$ 13,090
Radian Group, Inc.	79,400	335,862
		1,230,554
TOTAL FINANCIALS		142,245,009
HEALTH CARE - 11.8%
Biotechnology - 1.6%
Amgen, Inc. (a)	164,500	9,598,575
ARIAD Pharmaceuticals, Inc. (a)	76,700	869,011
BioMarin Pharmaceutical, Inc. (a)	17,700	481,617
SIGA Technologies, Inc. (a)	145,756	1,419,663
		12,368,866
Health Care Equipment & Supplies - 0.3%
Alere, Inc. (a)	37,344	1,367,537
Meridian Bioscience, Inc.	44,400	1,070,484
Steris Corp.	2,400	83,952
		2,521,973
Health Care Providers & Services - 2.2%
Brookdale Senior Living, Inc. (a)	60,900	1,476,825
McKesson Corp.	93,146	7,791,663
Medco Health Solutions, Inc. (a)	133,700	7,556,724
		16,825,212
Life Sciences Tools & Services - 0.5%
Lonza Group AG	20,797	1,627,742
QIAGEN NV (a)(d)	133,700	2,542,974
		4,170,716
Pharmaceuticals - 7.2%
Abbott Laboratories	92,200	4,851,564
Cardiome Pharma Corp. (a)	76,654	337,011
GlaxoSmithKline PLC sponsored ADR	223,900	9,605,310
Johnson & Johnson	159,823	10,631,426
Merck & Co., Inc.	428,113	15,108,108
Pfizer, Inc.	594,252	12,241,591
Roche Holding AG (participation certificate)	16,044	2,685,132
Sanofi-Aventis	10,073	810,363
		56,270,505
TOTAL HEALTH CARE		92,157,272
INDUSTRIALS - 12.8%
Aerospace & Defense - 4.6%
Embraer SA sponsored ADR	58,800	1,809,864
Goodrich Corp.	16,900	1,613,950
Honeywell International, Inc.	148,578	8,853,763
MTU Aero Engines Holdings AG	9,100	726,931
Rockwell Collins, Inc.	91,900	5,669,311
The Boeing Co.	101,500	7,503,895
United Technologies Corp.	112,364	9,945,338
		36,123,052
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	960	$ 75,686
United Parcel Service, Inc. Class B	13,400	977,262
		1,052,948
Building Products - 1.0%
Lennox International, Inc.	43,485	1,872,899
Owens Corning (a)	111,800	4,175,730
Quanex Building Products Corp.	116,702	1,912,746
		7,961,375
Commercial Services & Supplies - 0.6%
Aggreko PLC	9,900	306,489
Cintas Corp.	40,200	1,327,806
Covanta Holding Corp.	23,000	379,270
Healthcare Services Group, Inc.	55,609	903,646
Republic Services, Inc.	57,070	1,760,610
		4,677,821
Electrical Equipment - 0.9%
Emerson Electric Co.	100,135	5,632,594
Prysmian SpA	58,800	1,182,801
		6,815,395
Industrial Conglomerates - 1.6%
General Electric Co.	307,325	5,796,150
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.) (d)	248,502	6,381,531
		12,177,681
Machinery - 2.7%
Atlas Copco AB (A Shares)	3,100	81,612
Charter International PLC	357,853	4,548,601
Danaher Corp.	122,100	6,470,079
Douglas Dynamics, Inc.	46,200	729,498
Graco, Inc.	1,700	86,122
Ingersoll-Rand Co. Ltd.	200,484	9,103,978
		21,019,890
Professional Services - 0.9%
Bureau Veritas SA	55,075	4,651,936
IHS, Inc. Class A (a)	12,641	1,054,512
Michael Page International PLC	168,288	1,444,957
		7,151,405
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	22,700	551,383
Beacon Roofing Supply, Inc. (a)	45,701	1,042,897
Watsco, Inc.	24,700	1,679,353
		3,273,633
TOTAL INDUSTRIALS		100,253,200
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 2.6%
Cisco Systems, Inc.	656,470	10,247,497

	Shares	Value
Juniper Networks, Inc. (a)	109,742	$ 3,456,873
QUALCOMM, Inc.	112,010	6,361,048
		20,065,418
Computers & Peripherals - 4.8%
Apple, Inc. (a)	67,179	22,549,975
EMC Corp. (a)	246,967	6,803,941
Hewlett-Packard Co.	221,900	8,077,160
		37,431,076
Electronic Equipment & Components - 0.9%
Coretronic Corp.	1,117,000	1,758,979
Corning, Inc.	211,008	3,829,795
Everlight Electronics Co. Ltd.	470,000	1,258,295
		6,847,069
Internet Software & Services - 1.5%
eBay, Inc. (a)	46,791	1,509,946
Google, Inc. Class A (a)	20,441	10,350,914
		11,860,860
IT Services - 4.2%
Fidelity National Information Services, Inc.	78,960	2,431,178
International Business Machines Corp.	43,400	7,445,270
MasterCard, Inc. Class A	31,268	9,422,299
Paychex, Inc.	206,872	6,355,108
Visa, Inc. Class A	87,991	7,414,122
		33,067,977
Office Electronics - 0.1%
Xerox Corp.	46,220	481,150
Semiconductors & Semiconductor Equipment - 0.8%
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	438,602	2,728,104
Taiwan Semiconductor Manufacturing Co. Ltd.	898,000	2,257,300
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	102,600	1,293,786
		6,279,190
Software - 1.9%
ANSYS, Inc. (a)	25,048	1,369,374
Autonomy Corp. PLC (a)	202,200	5,539,399
Microsoft Corp.	322,650	8,388,900
		15,297,673
TOTAL INFORMATION TECHNOLOGY		131,330,413
MATERIALS - 1.1%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	15,662	1,496,974
Ecolab, Inc.	60,692	3,421,815
PPG Industries, Inc.	10,200	926,058
Praxair, Inc.	29,190	3,163,904
		9,008,751
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
Koninklijke KPN NV	120,891	$ 1,758,542
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	40,600	2,124,598
TOTAL TELECOMMUNICATION SERVICES		3,883,140
UTILITIES - 1.5%
Electric Utilities - 0.5%
American Electric Power Co., Inc.	17,738	668,368
FirstEnergy Corp.	15,422	680,881
NextEra Energy, Inc.	9,547	548,571
PPL Corp.	77,019	2,143,439
		4,041,259
Gas Utilities - 0.2%
National Fuel Gas Co.	21,126	1,537,973
Multi-Utilities - 0.8%
National Grid PLC	461,900	4,546,892
Veolia Environnement	45,466	1,281,080
		5,827,972
TOTAL UTILITIES		11,407,204
TOTAL COMMON STOCKS (Cost $723,112,773)		766,430,422
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 0.5%
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.3%
Alere, Inc. 3.00%	8,567	2,390,081
Health Care Providers & Services - 0.1%
Omnicare Capital Trust II Series B, 4.00%	10,300	495,430
TOTAL HEALTH CARE		2,885,511
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75% (a)	16,000	873,000
TOTAL CONVERTIBLE PREFERRED STOCKS		3,758,511

	Shares	Value
Nonconvertible Preferred Stocks - 1.1%
CONSUMER DISCRETIONARY - 1.1%
Automobiles - 1.1%
Porsche Automobil Holding SE (Germany)	49,000	$ 3,887,239
Volkswagen AG	21,490	4,436,615
TOTAL NONCONVERTIBLE PREFERRED STOCKS		8,323,854
TOTAL PREFERRED STOCKS (Cost $10,528,741)		12,082,365
Convertible Bonds - 0.2%
	Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. 7% 4/1/17	$ 1,090,000	946,120
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Omnicare, Inc. 3.75% 12/15/25	710,000	949,625
TOTAL CONVERTIBLE BONDS (Cost $1,818,567)		1,895,745
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	1,041,208	1,041,208
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	16,325,013	16,325,013
TOTAL MONEY MARKET FUNDS (Cost $17,366,221)		17,366,221
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $752,826,302)	797,774,753
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(15,357,143)
NET ASSETS - 100%	$ 782,417,610
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,527
Fidelity Securities Lending Cash Central Fund	72,639
Total	$ 78,166
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 98,086,621	$ 98,086,621	$ -	$ -
Consumer Staples	99,506,118	94,194,899	5,311,219	-
Energy	86,876,548	86,876,548	-	-
Financials	142,245,009	140,789,538	1,455,471	-
Health Care	95,042,783	94,232,420	810,363	-
Industrials	100,253,200	100,253,200	-	-
Information Technology	131,330,413	129,073,113	2,257,300	-
Materials	9,008,751	9,008,751	-	-
Telecommunication Services	3,883,140	3,883,140	-	-
Utilities	12,280,204	5,579,232	6,700,972	-
Corporate Bonds	1,895,745	-	1,895,745	-
Money Market Funds	17,366,221	17,366,221	-	-
Total Investments in Securities:	$ 797,774,753	$ 779,343,683	$ 18,431,070	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 390,000
Total Realized Gain (Loss)	(65,406)
Total Unrealized Gain (Loss)	10,000
Cost of Purchases	-
Proceeds of Sales	(334,594)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.3%
United Kingdom	8.3%
France	1.9%
Germany	1.4%
Netherlands	1.3%
Switzerland	1.3%
Taiwan	1.2%
Ireland	1.2%
Canada	1.2%
Others (Individually Less Than 1%)	1.9%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $216,622,154 of which $57,245,809 and $159,376,345 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,199,602) - See accompanying schedule: Unaffiliated issuers (cost $735,460,081)	$ 780,408,532
Fidelity Central Funds (cost $17,366,221)	17,366,221
Total Investments (cost $752,826,302)		$ 797,774,753
Foreign currency held at value (cost $303,490)		303,490
Receivable for investments sold		7,515,414
Receivable for fund shares sold		241,988
Dividends receivable		1,282,122
Interest receivable		19,898
Distributions receivable from Fidelity Central Funds		13,231
Other receivables		34,076
Total assets		807,184,972

Liabilities
Payable for investments purchased	$ 7,169,077
Payable for fund shares redeemed	765,550
Accrued management fee	292,584
Distribution and service plan fees payable	73,400
Other affiliated payables	69,374
Other payables and accrued expenses	72,364
Collateral on securities loaned, at value	16,325,013
Total liabilities		24,767,362

Net Assets		$ 782,417,610
Net Assets consist of:
Paid in capital		$ 847,344,900
Undistributed net investment income		5,885,892
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(115,765,945)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		44,952,763
Net Assets		$ 782,417,610

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($275,736,973 ÷ 20,884,746 shares)	$ 13.20

Service Class: Net Asset Value, offering price and redemption price per share ($135,713,958 ÷ 10,351,712 shares)	$ 13.11

Service Class 2: Net Asset Value, offering price and redemption price per share ($303,258,837 ÷ 23,363,999 shares)	$ 12.98

Investor Class: Net Asset Value, offering price and redemption price per share ($67,707,842 ÷ 5,141,307 shares)	$ 13.17

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 8,556,610
Interest		30,797
Income from Fidelity Central Funds		78,166
Total income		8,665,573

Expenses
Management fee	$ 1,833,936
Transfer agent fees	329,279
Distribution and service plan fees	463,174
Accounting and security lending fees	139,809
Custodian fees and expenses	49,126
Independent trustees' compensation	2,044
Audit	33,788
Legal	680
Interest	143
Miscellaneous	4,083
Total expenses before reductions	2,856,062
Expense reductions	(80,099)	2,775,963
Net investment income (loss)		5,889,610
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	116,276,091
Foreign currency transactions	(66,354)
Total net realized gain (loss)		116,209,737
Change in net unrealized appreciation (depreciation) on: Investment securities	(86,294,542)
Assets and liabilities in foreign currencies	(1,499)
Total change in net unrealized appreciation (depreciation)		(86,296,041)
Net gain (loss)		29,913,696
Net increase (decrease) in net assets resulting from operations		$ 35,803,306

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,889,610	$ 4,329,088
Net realized gain (loss)	116,209,737	40,138,808
Change in net unrealized appreciation (depreciation)	(86,296,041)	59,568,063
Net increase (decrease) in net assets resulting from operations	35,803,306	104,035,959
Distributions to shareholders from net investment income	-	(4,426,980)
Share transactions - net increase (decrease)	(49,385,268)	(114,258,676)
Total increase (decrease) in net assets	(13,581,962)	(14,649,697)

Net Assets
Beginning of period	795,999,572	810,649,269
End of period (including undistributed net investment income of $5,885,892 and distributions in excess of net investment income of $3,718, respectively)	$ 782,417,610	$ 795,999,572

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.62	$ 11.07	$ 8.79	$ 17.01	$ 16.12	$ 14.75
Income from Investment Operations
Net investment income (loss) E	.10	.08	.10	.15	.14	.15
Net realized and unrealized gain (loss)	.48	1.55	2.29	(6.71)	1.73	1.74
Total from investment operations	.58	1.63	2.39	(6.56)	1.87	1.89
Distributions from net investment income	-	(.08)	(.11)	(.16)	(.31)	(.14)
Distributions from net realized gain	-	-	-	(1.50)	(.67)	(.38)
Total distributions	-	(.08)	(.11)	(1.66)	(.98) I	(.52)
Net asset value, end of period	$ 13.20	$ 12.62	$ 11.07	$ 8.79	$ 17.01	$ 16.12
Total Return B, C, D	4.60%	14.78%	27.20%	(41.70)%	12.12%	13.18%
Ratios to Average Net Assets F, H
Expenses before reductions	.59% A	.60%	.61%	.59%	.58%	.60%
Expenses net of fee waivers, if any	.59% A	.59%	.61%	.59%	.58%	.60%
Expenses net of all reductions	.57% A	.58%	.60%	.59%	.58%	.59%
Net investment income (loss)	1.59% A	.69%	1.05%	1.15%	.88%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 275,737	$ 278,330	$ 274,101	$ 235,729	$ 446,465	$ 465,375
Portfolio turnover rate G	183% A	100%	101%	123%	85%	109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.98 per share is comprised of distributions from net investment income of $.310 and distributions from net realized gain of $.671 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.54	$ 11.00	$ 8.73	$ 16.90	$ 16.01	$ 14.66
Income from Investment Operations
Net investment income (loss) E	.10	.07	.09	.14	.13	.13
Net realized and unrealized gain (loss)	.47	1.54	2.28	(6.66)	1.71	1.72
Total from investment operations	.57	1.61	2.37	(6.52)	1.84	1.85
Distributions from net investment income	-	(.07)	(.10)	(.15)	(.28)	(.12)
Distributions from net realized gain	-	-	-	(1.50)	(.67)	(.38)
Total distributions	-	(.07)	(.10)	(1.65)	(.95) I	(.50)
Net asset value, end of period	$ 13.11	$ 12.54	$ 11.00	$ 8.73	$ 16.90	$ 16.01
Total Return B, C, D	4.55%	14.66%	27.16%	(41.77)%	12.00%	13.01%
Ratios to Average Net Assets F, H
Expenses before reductions	.69% A	.69%	.70%	.69%	.68%	.70%
Expenses net of fee waivers, if any	.69% A	.68%	.70%	.69%	.68%	.70%
Expenses net of all reductions	.67% A	.68%	.70%	.69%	.68%	.69%
Net investment income (loss)	1.49% A	.59%	.95%	1.06%	.78%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,714	$ 146,736	$ 165,361	$ 162,731	$ 371,692	$ 375,775
Portfolio turnover rate G	183% A	100%	101%	123%	85%	109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.95 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $.671 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.43	$ 10.90	$ 8.65	$ 16.76	$ 15.86	$ 14.53
Income from Investment Operations
Net investment income (loss) E	.09	.05	.07	.12	.10	.11
Net realized and unrealized gain (loss)	.46	1.53	2.26	(6.60)	1.70	1.71
Total from investment operations	.55	1.58	2.33	(6.48)	1.80	1.82
Distributions from net investment income	-	(.05)	(.08)	(.13)	(.23)	(.11)
Distributions from net realized gain	-	-	-	(1.50)	(.67)	(.38)
Total distributions	-	(.05)	(.08)	(1.63)	(.90) I	(.49)
Net asset value, end of period	$ 12.98	$ 12.43	$ 10.90	$ 8.65	$ 16.76	$ 15.86
Total Return B, C, D	4.42%	14.55%	27.02%	(41.90)%	11.86%	12.86%
Ratios to Average Net Assets F, H
Expenses before reductions	.84% A	.84%	.85%	.84%	.83%	.85%
Expenses net of fee waivers, if any	.84% A	.83%	.85%	.84%	.83%	.85%
Expenses net of all reductions	.82% A	.83%	.85%	.84%	.83%	.84%
Net investment income (loss)	1.34% A	.44%	.80%	.91%	.63%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 303,259	$ 310,905	$ 319,760	$ 290,980	$ 628,130	$ 645,360
Portfolio turnover rate G	183% A	100%	101%	123%	85%	109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.90 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.671 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60	$ 11.05	$ 8.77	$ 16.96	$ 16.07	$ 14.74
Income from Investment Operations
Net investment income (loss) E	.10	.07	.09	.14	.13	.13
Net realized and unrealized gain (loss)	.47	1.56	2.29	(6.69)	1.73	1.72
Total from investment operations	.57	1.63	2.38	(6.55)	1.86	1.85
Distributions from net investment income	-	(.08)	(.10)	(.14)	(.29)	(.14)
Distributions from net realized gain	-	-	-	(1.50)	(.67)	(.38)
Total distributions	-	(.08)	(.10)	(1.64)	(.97) I	(.52)
Net asset value, end of period	$ 13.17	$ 12.60	$ 11.05	$ 8.77	$ 16.96	$ 16.07
Total Return B, C, D	4.52%	14.72%	27.16%	(41.80)%	12.05%	12.95%
Ratios to Average Net Assets F, H
Expenses before reductions	.68% A	.68%	.71%	.68%	.70%	.73%
Expenses net of fee waivers, if any	.68% A	.68%	.71%	.68%	.70%	.73%
Expenses net of all reductions	.66% A	.67%	.71%	.68%	.70%	.72%
Net investment income (loss)	1.50% A	.60%	.94%	1.06%	.76%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,708	$ 60,029	$ 51,427	$ 42,423	$ 98,623	$ 34,603
Portfolio turnover rate G	183% A	100%	101%	123%	85%	109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.97 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $.671 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Growth & Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 80,051,974
Gross unrealized depreciation	(46,058,680)
Net unrealized appreciation (depreciation) on securities and other investments	$ 33,993,294
Tax cost	$ 763,781,459

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $732,291,597 and $754,980,121, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 71,963
Service Class 2	391,211
$ 463,174

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 107,755
Service Class	53,151
Service Class 2	115,390
Investor Class	52,983
$ 329,279

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20,050 for the period.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,294,500.41%		$ 143

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,365 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $72,639. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $80,099 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ -	$ 1,858,326
Service Class	-	848,152
Service Class 2	-	1,371,134
Investor Class	-	349,368
Total	$ -	$ 4,426,980

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	1,265,378	2,667,658	$ 16,626,261	$ 30,210,563
Reinvestment of distributions	-	150,811	-	1,858,326
Shares redeemed	(2,426,637)	(5,522,410)	(31,941,472)	(62,683,075)
Net increase (decrease)	(1,161,259)	(2,703,941)	$ (15,315,211)	$ (30,614,186)
Service Class
Shares sold	63,044	92,588	$ 820,506	$ 1,053,961
Reinvestment of distributions	-	69,536	-	848,152
Shares redeemed	(1,410,258)	(3,492,879)	(18,425,955)	(39,398,076)
Net increase (decrease)	(1,347,214)	(3,330,755)	$ (17,605,449)	$ (37,495,963)
Service Class 2
Shares sold	356,875	869,479	$ 4,602,574	$ 9,653,060
Reinvestment of distributions	-	113,799	-	1,371,134
Shares redeemed	(2,011,233)	(5,293,237)	(26,025,926)	(59,042,064)
Net increase (decrease)	(1,654,358)	(4,309,959)	$ (21,423,352)	$ (48,017,870)
Investor Class
Shares sold	897,473	1,649,659	$ 11,785,862	$ 18,955,867
Reinvestment of distributions	-	28,402	-	349,368
Shares redeemed	(520,941)	(1,565,867)	(6,827,118)	(17,435,892)
Net increase (decrease)	376,532	112,194	$ 4,958,744	$ 1,869,343

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 20% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 40% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPGI-SANN-0811
1.705698.113

Fidelity® Variable Insurance Products:
Growth Opportunities Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.70%
Actual		$ 1,000.00	$ 1,103.00	$ 3.65
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Service Class	.80%
Actual		$ 1,000.00	$ 1,102.00	$ 4.17
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2.95%
Actual		$ 1,000.00	$ 1,101.20	$ 4.95
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Investor Class	.78%
Actual		$ 1,000.00	$ 1,102.20	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.4	5.5
salesforce.com, Inc.	3.0	3.1
Exxon Mobil Corp.	3.0	2.7
Pharmasset, Inc.	2.4	0.9
Google, Inc. Class A	2.2	3.0
Regeneron Pharmaceuticals, Inc.	2.1	1.0
lululemon athletica, Inc.	2.0	2.5
Seattle Genetics, Inc.	1.9	1.6
Cypress Semiconductor Corp.	1.9	2.0
Schlumberger Ltd.	1.8	1.9
	25.7
Top Five Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	35.1	40.8
Health Care	19.7	16.7
Consumer Discretionary	15.8	16.8
Energy	9.3	8.0
Industrials	7.0	6.8
Asset Allocation (% of fund's net assets)
As of June 30, 2011*		As of December 31, 2010**
	Stocks 99.4%		Stocks 99.6%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	6.2%	** Foreign investments	4.7%

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 15.8%
Auto Components - 0.7%
Johnson Controls, Inc.	18,800	$ 783,208
Tenneco, Inc. (a)	43,400	1,912,638
		2,695,846
Automobiles - 0.2%
Ford Motor Co. (a)	47,900	660,541
Diversified Consumer Services - 0.7%
Coinstar, Inc. (a)(d)	30,100	1,641,654
Weight Watchers International, Inc.	15,000	1,132,050
		2,773,704
Hotels, Restaurants & Leisure - 4.7%
Arcos Dorados Holdings, Inc.	29,000	611,610
BJ's Restaurants, Inc. (a)	82,400	4,314,464
Buffalo Wild Wings, Inc. (a)(d)	9,300	616,683
Chipotle Mexican Grill, Inc. (a)	3,900	1,201,941
Hyatt Hotels Corp. Class A (a)	41,200	1,681,784
Las Vegas Sands Corp. unit	3,700	2,633,956
McDonald's Corp.	34,700	2,925,904
Starbucks Corp.	40,900	1,615,141
Starwood Hotels & Resorts Worldwide, Inc.	19,800	1,109,592
The Cheesecake Factory, Inc. (a)	25,000	784,250
		17,495,325
Household Durables - 1.2%
Lennar Corp. Class A	95,500	1,733,325
SodaStream International Ltd.	6,000	364,860
Tempur-Pedic International, Inc. (a)	17,100	1,159,722
Tupperware Brands Corp.	17,000	1,146,650
		4,404,557
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	24,800	5,071,352
Media - 0.8%
Comcast Corp. Class A	13,800	349,692
DIRECTV (a)	32,600	1,656,732
DreamWorks Animation SKG, Inc. Class A (a)	8,300	166,830
Pandora Media, Inc.	900	17,019
The Walt Disney Co.	20,900	815,936
		3,006,209
Multiline Retail - 0.5%
JCPenney Co., Inc.	29,350	1,013,749
Target Corp.	13,700	642,667
		1,656,416
Specialty Retail - 2.0%
Abercrombie & Fitch Co. Class A	6,600	441,672
Bed Bath & Beyond, Inc. (a)	10,300	601,211
Best Buy Co., Inc.	15,900	499,419
DSW, Inc. Class A (a)	32,300	1,634,703
Home Depot, Inc.	28,600	1,035,892

	Shares	Value
Jos. A. Bank Clothiers, Inc. (a)	7,700	$ 385,077
Lumber Liquidators Holdings, Inc. (a)(d)	52,300	1,328,420
Staples, Inc.	22,800	360,240
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	17,200	1,110,776
		7,397,410
Textiles, Apparel & Luxury Goods - 3.6%
Coach, Inc.	30,600	1,956,258
Fossil, Inc. (a)	12,300	1,447,956
lululemon athletica, Inc. (a)(d)	67,586	7,557,467
NIKE, Inc. Class B	10,200	917,796
Steven Madden Ltd. (a)	25,950	973,385
Vera Bradley, Inc. (d)	18,800	718,160
		13,571,022
TOTAL CONSUMER DISCRETIONARY		58,732,382
CONSUMER STAPLES - 7.0%
Beverages - 1.6%
PepsiCo, Inc.	25,500	1,795,965
The Coca-Cola Co.	61,300	4,124,877
		5,920,842
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	13,000	1,056,120
Droga Raia SA	2,000	33,310
Fresh Market, Inc.	11,200	433,216
Wal-Mart Stores, Inc.	37,800	2,008,692
Walgreen Co.	23,200	985,072
Whole Foods Market, Inc.	17,500	1,110,375
		5,626,785
Food Products - 0.6%
Green Mountain Coffee Roasters, Inc. (a)	23,200	2,070,832
Household Products - 0.3%
Church & Dwight Co., Inc.	13,800	559,452
Procter & Gamble Co.	7,000	444,990
		1,004,442
Personal Products - 1.4%
Avon Products, Inc.	19,658	550,424
Herbalife Ltd.	82,400	4,749,536
		5,299,960
Tobacco - 1.6%
Altria Group, Inc.	32,200	850,402
Philip Morris International, Inc.	75,900	5,067,843
		5,918,245
TOTAL CONSUMER STAPLES		25,841,106
ENERGY - 9.3%
Energy Equipment & Services - 3.0%
FMC Technologies, Inc. (a)	13,860	620,789
Halliburton Co.	45,100	2,300,100
National Oilwell Varco, Inc.	16,303	1,275,058
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd.	76,500	$ 6,609,600
Transocean Ltd. (United States)	5,379	347,268
		11,152,815
Oil, Gas & Consumable Fuels - 6.3%
Cameco Corp. (d)	11,500	303,360
Chesapeake Energy Corp.	77,136	2,290,168
Chevron Corp.	6,900	709,596
Concho Resources, Inc. (a)	7,100	652,135
EOG Resources, Inc.	3,400	355,470
EXCO Resources, Inc.	23,500	414,775
Exxon Mobil Corp.	135,500	11,026,990
Hess Corp.	21,500	1,607,340
Noble Energy, Inc.	6,100	546,743
Occidental Petroleum Corp.	10,400	1,082,016
Peabody Energy Corp.	9,700	571,427
Petrohawk Energy Corp. (a)	57,700	1,423,459
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	10,400	319,072
Solazyme, Inc.	4,600	105,662
Southwestern Energy Co. (a)	29,807	1,278,124
Valero Energy Corp.	31,400	802,898
		23,489,235
TOTAL ENERGY		34,642,050
FINANCIALS - 3.0%
Capital Markets - 0.4%
Charles Schwab Corp.	44,200	727,090
Goldman Sachs Group, Inc.	1,909	254,069
Morgan Stanley	9,000	207,090
T. Rowe Price Group, Inc.	5,500	331,870
		1,520,119
Commercial Banks - 0.3%
Signature Bank, New York (a)	9,100	520,520
Wells Fargo & Co.	18,600	521,916
		1,042,436
Consumer Finance - 1.3%
Discover Financial Services	179,800	4,809,650
Diversified Financial Services - 0.8%
BM&F Bovespa SA	119,429	790,277
Citigroup, Inc.	11,650	485,106
CME Group, Inc.	900	262,431
JPMorgan Chase & Co.	30,300	1,240,482
		2,778,296
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	4,087	475,032

	Shares	Value
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)	25,000	$ 521,000
TOTAL FINANCIALS		11,146,533
HEALTH CARE - 19.7%
Biotechnology - 15.9%
Alexion Pharmaceuticals, Inc. (a)	19,500	917,085
Alkermes, Inc. (a)	90,400	1,681,440
Alnylam Pharmaceuticals, Inc. (a)(d)	94,100	881,717
Amarin Corp. PLC ADR (a)	42,200	610,634
Amylin Pharmaceuticals, Inc. (a)	58,300	778,888
Celgene Corp. (a)	13,365	806,177
Cepheid, Inc. (a)	130,500	4,520,520
Exelixis, Inc. (a)(d)	362,428	3,247,355
Human Genome Sciences, Inc. (a)	156,900	3,850,326
ImmunoGen, Inc. (a)(d)	267,763	3,264,031
Immunomedics, Inc. (a)(d)	310,500	1,263,735
InterMune, Inc. (a)	77,200	2,767,620
Isis Pharmaceuticals, Inc. (a)(d)	314,700	2,882,652
Lexicon Pharmaceuticals, Inc. (a)	944,000	1,661,440
Metabolix, Inc. (a)(d)	141,105	1,007,490
Micromet, Inc. (a)(d)	115,055	660,416
Momenta Pharmaceuticals, Inc. (a)	20,300	395,038
NPS Pharmaceuticals, Inc. (a)	16,900	159,705
Pharmasset, Inc. (a)	80,960	9,083,712
Regeneron Pharmaceuticals, Inc. (a)	136,400	7,735,244
Rigel Pharmaceuticals, Inc. (a)	162,400	1,489,208
Seattle Genetics, Inc. (a)(d)	353,138	7,246,392
Transition Therapeutics, Inc. (a)	148,408	458,581
Vertex Pharmaceuticals, Inc. (a)	37,800	1,965,222
		59,334,628
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc.	8,900	531,241
Health Care Providers & Services - 0.8%
Express Scripts, Inc. (a)	21,200	1,144,376
McKesson Corp.	8,800	736,120
Medco Health Solutions, Inc. (a)	12,800	723,456
UnitedHealth Group, Inc.	9,200	474,536
		3,078,488
Health Care Technology - 0.1%
Cerner Corp. (a)	7,200	439,992
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	19,300	1,450,395
Pharmaceuticals - 2.3%
Abbott Laboratories	35,000	1,841,700
Allergan, Inc.	17,600	1,465,200
Elan Corp. PLC sponsored ADR (a)	219,900	2,500,263
Endocyte, Inc.	36,100	516,952
Hospira, Inc. (a)	6,700	379,622
Johnson & Johnson	5,700	379,164
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
MAP Pharmaceuticals, Inc. (a)	76,316	$ 1,218,767
Teva Pharmaceutical Industries Ltd. sponsored ADR	8,100	390,582
		8,692,250
TOTAL HEALTH CARE		73,526,994
INDUSTRIALS - 7.0%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	25,600	1,525,504
ITT Corp.	10,300	606,979
The Boeing Co.	43,800	3,238,134
		5,370,617
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	42,400	3,092,232
Airlines - 0.3%
JetBlue Airways Corp. (a)	115,700	705,770
United Continental Holdings, Inc. (a)	14,500	328,135
		1,033,905
Construction & Engineering - 0.4%
Fluor Corp.	5,400	349,164
Orascom Construction Industries SAE GDR	18,700	859,265
Quanta Services, Inc. (a)	15,841	319,988
		1,528,417
Electrical Equipment - 0.3%
Emerson Electric Co.	8,900	500,625
Roper Industries, Inc.	6,500	541,450
		1,042,075
Industrial Conglomerates - 0.8%
3M Co.	21,500	2,039,275
General Electric Co.	48,000	905,280
		2,944,555
Machinery - 1.9%
Caterpillar, Inc.	30,300	3,225,738
Cummins, Inc.	6,200	641,638
Danaher Corp.	47,500	2,517,025
Deere & Co.	9,600	791,520
		7,175,921
Road & Rail - 1.1%
CSX Corp.	42,000	1,101,240
Union Pacific Corp.	27,700	2,891,880
		3,993,120
TOTAL INDUSTRIALS		26,180,842

	Shares	Value
INFORMATION TECHNOLOGY - 35.1%
Communications Equipment - 4.0%
Acme Packet, Inc. (a)	15,400	$ 1,080,002
F5 Networks, Inc. (a)	6,800	749,700
Infinera Corp. (a)	225,900	1,560,969
Juniper Networks, Inc. (a)	26,600	837,900
QUALCOMM, Inc.	85,895	4,877,977
Riverbed Technology, Inc. (a)	148,800	5,890,992
		14,997,540
Computers & Peripherals - 6.3%
Apple, Inc. (a)	59,442	19,952,893
Fusion-io, Inc.	43,200	1,299,888
Hewlett-Packard Co.	5,200	189,280
NetApp, Inc. (a)	23,200	1,224,496
Silicon Graphics International Corp. (a)	33,900	583,080
		23,249,637
Electronic Equipment & Components - 0.7%
Corning, Inc.	42,800	776,820
Universal Display Corp. (a)(d)	50,900	1,786,081
		2,562,901
Internet Software & Services - 4.8%
AOL, Inc. (a)	45,800	909,588
Baidu.com, Inc. sponsored ADR (a)	15,800	2,214,054
Cornerstone Ondemand, Inc. (d)	36,400	642,460
eBay, Inc. (a)	33,200	1,071,364
Facebook, Inc. Class B (a)(f)	16,196	404,900
Google, Inc. Class A (a)	16,330	8,269,185
LogMeIn, Inc. (a)(d)	51,500	1,986,355
Mail.ru Group Ltd. GDR (a)(e)	700	23,254
OpenTable, Inc. (a)(d)	14,600	1,213,552
Rackspace Hosting, Inc. (a)	28,000	1,196,720
		17,931,432
IT Services - 3.0%
Cognizant Technology Solutions Corp. Class A (a)	36,532	2,679,257
International Business Machines Corp.	21,100	3,619,705
MasterCard, Inc. Class A	4,100	1,235,494
ServiceSource International, Inc. (d)	8,400	186,648
VeriFone Systems, Inc. (a)	26,000	1,153,100
Visa, Inc. Class A	28,700	2,418,262
		11,292,466
Semiconductors & Semiconductor Equipment - 7.2%
Advanced Micro Devices, Inc. (a)	43,800	306,162
Analog Devices, Inc.	9,400	367,916
Applied Materials, Inc.	33,000	429,330
Atmel Corp. (a)	25,100	353,157
Broadcom Corp. Class A	27,400	921,736
Cree, Inc. (a)	6,300	211,617
Cypress Semiconductor Corp.	341,300	7,215,082
First Solar, Inc. (a)(d)	3,800	502,626
Intel Corp.	16,700	370,072
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
International Rectifier Corp. (a)	31,900	$ 892,243
NVIDIA Corp. (a)	281,700	4,488,890
NXP Semiconductors NV	11,300	302,049
Rambus, Inc. (a)(d)	269,700	3,959,196
Silicon Image, Inc. (a)	57,400	370,804
Silicon Laboratories, Inc. (a)	139,200	5,743,392
Xilinx, Inc.	11,400	415,758
		26,850,030
Software - 9.1%
Citrix Systems, Inc. (a)	15,200	1,216,000
Microsoft Corp.	128,000	3,328,000
Oracle Corp.	88,700	2,919,117
QLIK Technologies, Inc.	34,600	1,178,476
RealPage, Inc.	20,200	534,694
Red Hat, Inc. (a)	139,400	6,398,460
salesforce.com, Inc. (a)	74,024	11,028,096
Solera Holdings, Inc.	14,500	857,820
SuccessFactors, Inc. (a)	135,700	3,989,580
TiVo, Inc. (a)	177,600	1,827,504
VMware, Inc. Class A (a)	6,400	641,472
		33,919,219
TOTAL INFORMATION TECHNOLOGY		130,803,225
MATERIALS - 2.4%
Chemicals - 1.0%
CF Industries Holdings, Inc.	2,500	354,175
Dow Chemical Co.	30,200	1,087,200
E.I. du Pont de Nemours & Co.	14,000	756,700
Monsanto Co.	16,400	1,189,656
The Mosaic Co.	6,600	447,018
		3,834,749
Metals & Mining - 1.4%
Barrick Gold Corp.	16,300	740,125
Freeport-McMoRan Copper & Gold, Inc.	46,200	2,443,980
Molycorp, Inc. (d)	17,500	1,068,550
Mongolian Mining Corp.	306,000	378,285
Nucor Corp.	13,800	568,836
		5,199,776
TOTAL MATERIALS		9,034,525

	Shares	Value
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Vonage Holdings Corp. (a)	81,500	$ 359,415
TOTAL COMMON STOCKS (Cost $239,495,323)		370,267,072
Money Market Funds - 9.7%

Fidelity Cash Central Fund, 0.11% (b)	2,315,358	2,315,358
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	33,923,581	33,923,581
TOTAL MONEY MARKET FUNDS (Cost $36,238,939)		36,238,939
TOTAL INVESTMENT PORTFOLIO - 109.1% (Cost $275,734,262)		406,506,011
NET OTHER ASSETS (LIABILITIES) - (9.1)%		(33,880,559)
NET ASSETS - 100%		$ 372,625,452
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,254 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $404,900 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 405,011
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,308
Fidelity Securities Lending Cash Central Fund	51,324
Total	$ 52,632
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 58,732,382	$ 56,098,426	$ 2,633,956	$ -
Consumer Staples	25,841,106	25,841,106	-	-
Energy	34,642,050	34,642,050	-	-
Financials	11,146,533	11,146,533	-	-
Health Care	73,526,994	73,526,994	-	-
Industrials	26,180,842	26,180,842	-	-
Information Technology	130,803,225	130,398,325	-	404,900
Materials	9,034,525	9,034,525	-	-
Telecommunication Services	359,415	359,415	-	-
Money Market Funds	36,238,939	36,238,939	-	-
Total Investments in Securities:	$ 406,506,011	$ 403,467,155	$ 2,633,956	$ 404,900
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(111)
Cost of Purchases	405,011
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 404,900
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ (111)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $139,249,100 of which $60,908,152 and $78,340,948 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $32,947,655) - See accompanying schedule: Unaffiliated issuers (cost $239,495,323)	$ 370,267,072
Fidelity Central Funds (cost $36,238,939)	36,238,939
Total Investments (cost $275,734,262)		$ 406,506,011
Receivable for investments sold		1,686,150
Receivable for fund shares sold		112,638
Dividends receivable		232,238
Distributions receivable from Fidelity Central Funds		7,609
Other receivables		2,669
Total assets		408,547,315

Liabilities
Payable for investments purchased	$ 1,333,821
Payable for fund shares redeemed	406,801
Accrued management fee	166,861
Distribution and service plan fees payable	20,860
Other affiliated payables	34,825
Other payables and accrued expenses	35,114
Collateral on securities loaned, at value	33,923,581
Total liabilities		35,921,863

Net Assets		$ 372,625,452
Net Assets consist of:
Paid in capital		$ 356,601,922
Distributions in excess of net investment income		(61,735)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(114,686,798)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		130,772,063
Net Assets		$ 372,625,452

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($121,504,208 ÷ 6,148,822 shares)	$ 19.76

Service Class: Net Asset Value, offering price and redemption price per share ($163,414,560 ÷ 8,289,675 shares)	$ 19.71

Service Class 2: Net Asset Value, offering price and redemption price per share ($38,165,870 ÷ 1,949,550 shares)	$ 19.58

Investor Class: Net Asset Value, offering price and redemption price per share ($49,540,814 ÷ 2,516,836 shares)	$ 19.68

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 1,332,510
Income from Fidelity Central Funds		52,632
Total income		1,385,142

Expenses
Management fee	$ 1,024,967
Transfer agent fees	156,643
Distribution and service plan fees	128,550
Accounting and security lending fees	75,962
Custodian fees and expenses	14,136
Independent trustees' compensation	987
Audit	28,377
Legal	404
Interest	453
Miscellaneous	2,567
Total expenses before reductions	1,433,046
Expense reductions	(17,786)	1,415,260
Net investment income (loss)		(30,118)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,438,340
Foreign currency transactions	(418)
Total net realized gain (loss)		25,437,922
Change in net unrealized appreciation (depreciation) on: Investment securities	10,048,255
Assets and liabilities in foreign currencies	259
Total change in net unrealized appreciation (depreciation)		10,048,514
Net gain (loss)		35,486,436
Net increase (decrease) in net assets resulting from operations		$ 35,456,318

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (30,118)	$ 480,107
Net realized gain (loss)	25,437,922	54,580,423
Change in net unrealized appreciation (depreciation)	10,048,514	31,826,220
Net increase (decrease) in net assets resulting from operations	35,456,318	86,886,750
Distributions to shareholders from net investment income	(90,149)	(419,463)
Share transactions - net increase (decrease)	(14,907,887)	(143,876,084)
Total increase (decrease) in net assets	20,458,282	(57,408,797)

Net Assets
Beginning of period	352,167,170	409,575,967
End of period (including distributions in excess of net investment income of $61,735 and undistributed net investment income of $58,532, respectively)	$ 372,625,452	$ 352,167,170

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 17.92	$ 14.51	$ 9.99	$ 22.37	$ 18.16	$ 17.34
Income from Investment Operations
Net investment income (loss) E	.01	.03	.06	.07	(.01)	.02 H
Net realized and unrealized gain (loss)	1.84	3.41	4.52	(12.38)	4.22	.92
Total from investment operations	1.85	3.44	4.58	(12.31)	4.21	.94
Distributions from net investment income	(.01)	(.03)	(.06)	(.07)	-	(.12)
Net asset value, end of period	$ 19.76	$ 17.92	$ 14.51	$ 9.99	$ 22.37	$ 18.16
Total Return B, C, D	10.30%	23.74%	45.85%	(55.02)%	23.18%	5.46%
Ratios to Average Net Assets F, I
Expenses before reductions	.70% A	.70%	.72%	.71%	.68%	.72%
Expenses net of fee waivers, if any	.70% A	.69%	.72%	.71%	.68%	.72%
Expenses net of all reductions	.69% A	.69%	.72%	.71%	.68%	.67%
Net investment income (loss)	.06% A	.19%	.50%	.42%	(.05)%	.10% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 121,504	$ 123,894	$ 157,864	$ 115,057	$ 321,507	$ 310,736
Portfolio turnover rate G	36% A	33%	88%	148%	100%	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.11)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 17.89	$ 14.48	$ 9.97	$ 22.32	$ 18.14	$ 17.33
Income from Investment Operations
Net investment income (loss) E	- K	.01	.05	.05	(.03)	- I, K
Net realized and unrealized gain (loss)	1.83	3.42	4.51	(12.34)	4.21	.91
Total from investment operations	1.83	3.43	4.56	(12.29)	4.18	.91
Distributions from net investment income	(.01)	(.02)	(.05)	(.06)	-	(.10)
Net asset value, end of period	$ 19.71	$ 17.89	$ 14.48	$ 9.97	$ 22.32	$ 18.14
Total Return B, C, D	10.20%	23.65%	45.72%	(55.06)%	23.04%	5.30%
Ratios to Average Net Assets F, J
Expenses before reductions	.80% A	.80%	.82%	.81%	.78%	.82%
Expenses net of fee waivers, if any	.80% A	.79%	.82%	.81%	.78%	.82%
Expenses net of all reductions	.79% A	.79%	.82%	.81%	.78%	.78%
Net investment income (loss)	(.03)% A	.09%	.40%	.32%	(.15)%	-% H, I
Supplemental Data
Net assets, end of period (000 omitted)	$ 163,415	$ 159,157	$ 187,696	$ 126,076	$ 231,249	$ 176,556
Portfolio turnover rate G	36% A	33%	88%	148%	100%	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 17.78	$ 14.40	$ 9.92	$ 22.15	$ 18.03	$ 17.23
Income from Investment Operations
Net investment income (loss) E	(.02)	(.01)	.03	.03	(.06)	(.03) H
Net realized and unrealized gain (loss)	1.82	3.39	4.48	(12.24)	4.18	.91
Total from investment operations	1.80	3.38	4.51	(12.21)	4.12	.88
Distributions from net investment income	-	-	(.03)	(.02)	-	(.08)
Net asset value, end of period	$ 19.58	$ 17.78	$ 14.40	$ 9.92	$ 22.15	$ 18.03
Total Return B, C, D	10.12%	23.47%	45.46%	(55.12)%	22.85%	5.12%
Ratios to Average Net Assets F, I
Expenses before reductions	.95% A	.96%	.98%	.97%	.94%	.99%
Expenses net of fee waivers, if any	.95% A	.95%	.98%	.97%	.94%	.99%
Expenses net of all reductions	.94% A	.95%	.98%	.97%	.94%	.94%
Net investment income (loss)	(.19)% A	(.07)%	.24%	.16%	(.31)%	(.17)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,166	$ 32,600	$ 36,247	$ 24,622	$ 88,013	$ 60,690
Portfolio turnover rate G	36% A	33%	88%	148%	100%	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.38)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 17.86	$ 14.46	$ 9.97	$ 22.28	$ 18.11	$ 17.33
Income from Investment Operations
Net investment income (loss) E	- J	.02	.05	.05	(.04)	(.01) H
Net realized and unrealized gain (loss)	1.83	3.41	4.49	(12.31)	4.21	.91
Total from investment operations	1.83	3.43	4.54	(12.26)	4.17	.90
Distributions from net investment income	(.01)	(.03)	(.05)	(.05)	-	(.12)
Net asset value, end of period	$ 19.68	$ 17.86	$ 14.46	$ 9.97	$ 22.28	$ 18.11
Total Return B, C, D	10.22%	23.69%	45.57%	(55.05)%	23.03%	5.26%
Ratios to Average Net Assets F, I
Expenses before reductions	.78% A	.79%	.82%	.82%	.80%	.88%
Expenses net of fee waivers, if any	.78% A	.78%	.82%	.82%	.80%	.88%
Expenses net of all reductions	.77% A	.78%	.82%	.81%	.80%	.83%
Net investment income (loss)	(.02)% A	.10%	.40%	.31%	(.17)%	(.06)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,541	$ 36,516	$ 27,769	$ 7,065	$ 33,366	$ 12,982
Portfolio turnover rate G	36% A	33%	88%	148%	100%	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Growth Opportunities Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 144,116,894
Gross unrealized depreciation	(14,136,930)
Net unrealized appreciation (depreciation) on securities and other investments	$ 129,979,964
Tax cost	$ 276,526,047

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $66,441,738 and $82,255,167, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 82,020
Service Class 2	46,530
$ 128,550

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 46,555
Service Class	59,939
Service Class 2	14,769
Investor Class	35,380
$ 156,643

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,295 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,143,600.40%		$ 453

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $669 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $51,324. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $17,786 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ 35,126	$ 234,004
Service Class	44,229	134,452
Investor Class	10,794	51,007
Total	$ 90,149	$ 419,463

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	555,037	1,405,820	$ 10,551,481	$ 21,866,378
Reinvestment of distributions	1,871	13,051	35,126	234,004
Shares redeemed	(1,320,161)	(5,388,382)	(25,193,546)	(90,213,998)
Net increase (decrease)	(763,253)	(3,969,511)	$ (14,606,939)	$ (68,113,616)
Service Class
Shares sold	220,353	437,769	$ 4,175,132	$ 6,566,092
Reinvestment of distributions	2,361	7,511	44,229	134,452
Shares redeemed	(829,474)	(4,512,647)	(15,823,879)	(75,039,223)
Net increase (decrease)	(606,760)	(4,067,367)	$ (11,604,518)	$ (68,338,679)
Service Class 2
Shares sold	607,022	709,091	$ 11,446,356	$ 11,010,892
Shares redeemed	(491,469)	(1,392,788)	(9,336,432)	(21,449,132)
Net increase (decrease)	115,553	(683,697)	$ 2,109,924	$ (10,438,240)
Investor Class
Shares sold	776,704	795,392	$ 14,915,193	$ 12,922,808
Reinvestment of distributions	577	2,854	10,794	51,007
Shares redeemed	(304,746)	(673,827)	(5,732,341)	(9,959,364)
Net increase (decrease)	472,535	124,419	$ 9,193,646	$ 3,014,451

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 32% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 39% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPGRO-SANN-0811
1.705699.113

Fidelity® Variable Insurance Products:
Growth Strategies Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.90%
Actual		$ 1,000.00	$ 1,052.20	$ 4.58
HypotheticalA		$ 1,000.00	$ 1,020.33	$ 4.51
Service Class	1.00%
Actual		$ 1,000.00	$ 1,052.30	$ 5.09
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Service Class 2	1.15%
Actual		$ 1,000.00	$ 1,051.20	$ 5.85
HypotheticalA		$ 1,000.00	$ 1,019.09	$ 5.76
Investor Class	.98%
Actual		$ 1,000.00	$ 1,051.40	$ 4.98
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
CF Industries Holdings, Inc.	3.4	3.4
Coach, Inc.	2.1	1.0
Porsche Automobil Holding SE (Germany)	1.7	1.8
Polycom, Inc.	1.7	0.0
Limited Brands, Inc.	1.6	0.0
Panera Bread Co. Class A	1.6	0.0
CVR Partners LP	1.6	0.0
Cameron International Corp.	1.5	0.0
Charter International PLC	1.4	0.0
Abercrombie & Fitch Co. Class A	1.4	1.1
	18.0
Top Five Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.5	22.1
Consumer Discretionary	17.7	21.2
Health Care	13.5	13.2
Energy	13.4	8.2
Materials	12.3	7.8
Asset Allocation (% of fund's net assets)
As of June 30, 2011*		As of December 31, 2010**
	Stocks 99.9%		Stocks 98.2%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 1.8%
* Foreign investments	19.7%	** Foreign investments	18.8%

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 16.0%
Automobiles - 0.7%
Tesla Motors, Inc. (a)	5,064	$ 147,514
Distributors - 0.0%
Indiabulls Wholesale Services Ltd.	9,372	2,184
Diversified Consumer Services - 0.9%
Weight Watchers International, Inc.	2,717	205,052
Hotels, Restaurants & Leisure - 2.6%
Las Vegas Sands Corp. (a)	5,300	223,713
Panera Bread Co. Class A (a)	2,812	353,356
		577,069
Media - 3.4%
Discovery Communications, Inc. (a)	7,645	313,139
Focus Media Holding Ltd. ADR (a)	8,000	248,800
Virgin Media, Inc.	6,600	197,538
		759,477
Specialty Retail - 5.4%
Abercrombie & Fitch Co. Class A	4,700	314,524
Body Central Corp.	2,585	60,825
Limited Brands, Inc.	9,415	362,007
Tractor Supply Co.	3,865	258,491
Williams-Sonoma, Inc.	5,959	217,444
		1,213,291
Textiles, Apparel & Luxury Goods - 3.0%
Coach, Inc.	7,194	459,912
Phillips-Van Heusen Corp.	3,021	197,785
		657,697
TOTAL CONSUMER DISCRETIONARY		3,562,284
CONSUMER STAPLES - 6.3%
Beverages - 2.5%
Hansen Natural Corp. (a)	3,656	295,953
Heckmann Corp. (a)	44,009	265,814
		561,767
Food & Staples Retailing - 0.5%
Whole Foods Market, Inc.	1,700	107,865
Food Products - 2.3%
Green Mountain Coffee Roasters, Inc. (a)	3,090	275,813
Mead Johnson Nutrition Co. Class A	1,905	128,683
Origin Agritech Ltd. (a)	25,735	102,425
		506,921
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	2,269	238,676
TOTAL CONSUMER STAPLES		1,415,229
ENERGY - 13.4%
Energy Equipment & Services - 4.1%
Cameron International Corp. (a)	6,500	326,885

	Shares	Value
Dresser-Rand Group, Inc. (a)	4,300	$ 231,125
FMC Technologies, Inc. (a)	5,500	246,345
Rowan Companies, Inc. (a)	3,100	120,311
		924,666
Oil, Gas & Consumable Fuels - 9.3%
Amyris, Inc.	3,900	109,551
Cabot Oil & Gas Corp.	1,700	112,727
Concho Resources, Inc. (a)	2,500	229,625
Continental Resources, Inc. (a)	1,900	123,329
Daylight Energy Ltd.	11,500	111,494
El Paso Corp.	6,100	123,220
EV Energy Partners LP	2,100	112,014
Penn West Petroleum Ltd.	4,400	101,605
Petrohawk Energy Corp. (a)	9,565	235,969
PT Bumi Resources Tbk	546,500	187,976
QEP Resources, Inc.	6,000	250,980
Solazyme, Inc.	3,100	71,207
Whiting Petroleum Corp. (a)	5,200	295,932
		2,065,629
TOTAL ENERGY		2,990,295
FINANCIALS - 4.7%
Real Estate Investment Trusts - 2.0%
Prologis, Inc.	6,374	228,444
SL Green Realty Corp.	2,700	223,749
		452,193
Real Estate Management & Development - 2.7%
CB Richard Ellis Group, Inc. Class A (a)	8,957	224,910
Indiabulls Real Estate Ltd. (a)	64,930	163,743
Jones Lang LaSalle, Inc.	2,317	218,493
		607,146
TOTAL FINANCIALS		1,059,339
HEALTH CARE - 13.5%
Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc. (a)	4,800	225,744
Human Genome Sciences, Inc. (a)	3,900	95,706
Idenix Pharmaceuticals, Inc. (a)	19,899	99,495
United Therapeutics Corp. (a)	1,806	99,511
Vertex Pharmaceuticals, Inc. (a)	4,300	223,557
		744,013
Health Care Equipment & Supplies - 5.4%
ArthroCare Corp. (a)	7,142	239,043
Cyberonics, Inc. (a)	9,979	278,913
Edwards Lifesciences Corp. (a)	2,678	233,468
NuVasive, Inc. (a)	3,829	125,898
Volcano Corp. (a)	3,500	113,015
Zoll Medical Corp. (a)	3,717	210,605
		1,200,942
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	5,400	$ 223,560
Catalyst Health Solutions, Inc. (a)	3,631	202,682
		426,242
Health Care Technology - 1.1%
SXC Health Solutions Corp. (a)	4,000	236,292
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc. (a)	5,283	270,014
Sequenom, Inc. (a)	3,000	22,650
		292,664
Pharmaceuticals - 0.5%
Valeant Pharmaceuticals International, Inc. (Canada)	2,100	109,203
TOTAL HEALTH CARE		3,009,356
INDUSTRIALS - 11.5%
Building Products - 1.9%
Lennox International, Inc.	4,717	203,161
Owens Corning (a)	6,100	227,835
		430,996
Electrical Equipment - 2.0%
Cooper Industries PLC Class A	3,600	214,812
Roper Industries, Inc.	2,650	220,745
		435,557
Machinery - 6.4%
Charter International PLC	25,221	320,579
CNH Global NV (a)	5,525	213,541
Dover Corp.	3,500	237,300
Ingersoll-Rand Co. Ltd.	4,700	213,427
Pall Corp.	3,900	219,297
WABCO Holdings, Inc. (a)	3,187	220,094
		1,424,238
Marine - 0.5%
Ultrapetrol (Bahamas) Ltd. (a)	23,849	117,814
Professional Services - 0.7%
IHS, Inc. Class A (a)	1,900	158,498
TOTAL INDUSTRIALS		2,567,103
INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 3.3%
Juniper Networks, Inc. (a)	7,180	226,170
Polycom, Inc. (a)	5,700	366,510
Riverbed Technology, Inc. (a)	3,604	142,682
		735,362
Computers & Peripherals - 1.1%
NetApp, Inc. (a)	4,463	235,557

	Shares	Value
Electronic Equipment & Components - 0.7%
Maxwell Technologies, Inc. (a)	9,587	$ 155,214
Internet Software & Services - 2.3%
Rackspace Hosting, Inc. (a)	5,298	226,437
Travelzoo, Inc. (a)	1,877	121,329
Velti PLC (a)	7,000	118,370
Web.com, Inc. (a)	4,292	52,877
		519,013
IT Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	3,089	226,547
Semiconductors & Semiconductor Equipment - 1.7%
Ceva, Inc. (a)	5,638	171,733
Freescale Semiconductor Holdings I Ltd.	6,100	112,179
NVIDIA Corp. (a)	6,470	103,099
		387,011
Software - 10.4%
ANSYS, Inc. (a)	3,983	217,751
Ariba, Inc. (a)	3,700	127,539
Autodesk, Inc. (a)	5,301	204,619
Autonomy Corp. PLC (a)	7,469	204,618
Check Point Software Technologies Ltd. (a)	4,155	236,212
Informatica Corp. (a)	4,386	256,274
Intuit, Inc. (a)	4,200	217,812
Magma Design Automation, Inc. (a)	16,803	134,256
Nuance Communications, Inc. (a)	10,442	224,190
Rovi Corp. (a)	4,120	236,323
salesforce.com, Inc. (a)	1,704	253,862
		2,313,456
TOTAL INFORMATION TECHNOLOGY		4,572,160
MATERIALS - 12.3%
Chemicals - 7.8%
Albemarle Corp.	1,900	131,480
CF Industries Holdings, Inc.	5,382	762,473
CVR Partners LP	15,315	343,975
Ecolab, Inc.	4,500	253,710
The Mosaic Co.	3,602	243,963
		1,735,601
Metals & Mining - 4.5%
Bumi PLC	11,300	210,370
First Quantum Minerals Ltd.	1,800	262,460
Ivanhoe Mines Ltd. (a)	9,700	245,115
MacArthur Coal Ltd.	19,825	232,822
Vallares PLC	3,300	53,227
		1,003,994
TOTAL MATERIALS		2,739,595
TOTAL COMMON STOCKS (Cost $20,370,400)		21,915,361
Nonconvertible Preferred Stocks - 1.7%
	Shares	Value
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 1.7%
Porsche Automobil Holding SE (Germany) (Cost $308,182)	4,787	$ 379,759
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 0.11% (b) (Cost $166,061)	166,061	166,061
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $20,844,643)		22,461,181
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(144,711)
NET ASSETS - 100%		$ 22,316,470
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 278
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,942,043	$ 3,939,859	$ -	$ 2,184
Consumer Staples	1,415,229	1,415,229	-	-
Energy	2,990,295	2,990,295	-	-
Financials	1,059,339	1,059,339	-	-
Health Care	3,009,356	3,009,356	-	-
Industrials	2,567,103	2,567,103	-	-
Information Technology	4,572,160	4,572,160	-	-
Materials	2,739,595	2,739,595	-	-
Money Market Funds	166,061	166,061	-	-
Total Investments in Securities:	$ 22,461,181	$ 22,458,997	$ -	$ 2,184
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(17)
Cost of Purchases	2,201
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,184
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ (17)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.3%
Canada	4.9%
United Kingdom	2.0%
Bailiwick of Jersey	1.9%
Ireland	1.9%
Germany	1.7%
China	1.1%
Israel	1.1%
Australia	1.1%
Netherlands	1.0%
Others (Individually Less Than 1%)	3.0%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $8,500,403 of which $7,228,318 and $1,272,085 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $20,678,582)	$ 22,295,120
Fidelity Central Funds (cost $166,061)	166,061
Total Investments (cost $20,844,643)		$ 22,461,181
Cash		6,770
Receivable for investments sold		66,779
Receivable for fund shares sold		8,917
Dividends receivable		17,925
Distributions receivable from Fidelity Central Funds		22
Receivable from investment adviser for expense reductions		164
Other receivables		3,625
Total assets		22,565,383

Liabilities
Payable for investments purchased	$ 206,205
Payable for fund shares redeemed	39
Accrued management fee	11,052
Distribution and service plan fees payable	1,250
Other affiliated payables	2,523
Other payables and accrued expenses	27,844
Total liabilities		248,913

Net Assets		$ 22,316,470
Net Assets consist of:
Paid in capital		$ 26,840,267
Accumulated net investment loss		(47,831)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,091,658)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,615,692
Net Assets		$ 22,316,470

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($7,106,254 ÷ 749,877 shares)	$ 9.48

Service Class: Net Asset Value, offering price and redemption price per share ($245,859 ÷ 25,999 shares)	$ 9.46

Service Class 2: Net Asset Value, offering price and redemption price per share ($6,009,729 ÷ 650,751 shares)	$ 9.24

Investor Class: Net Asset Value, offering price and redemption price per share ($8,954,628 ÷ 951,578 shares)	$ 9.41

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)
Investment Income
Dividends		$ 70,383
Income from Fidelity Central Funds		278
Total income		70,661

Expenses
Management fee	$ 73,647
Transfer agent fees	15,944
Distribution and service plan fees	7,800
Accounting fees and expenses	4,728
Custodian fees and expenses	14,146
Independent trustees' compensation	61
Audit	27,566
Legal	21
Miscellaneous	103
Total expenses before reductions	144,016
Expense reductions	(25,524)	118,492
Net investment income (loss)		(47,831)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,597,649
Foreign currency transactions	3,943
Total net realized gain (loss)		2,601,592
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,388,012)
Assets and liabilities in foreign currencies	135
Total change in net unrealized appreciation (depreciation)		(1,387,877)
Net gain (loss)		1,213,715
Net increase (decrease) in net assets resulting from operations		$ 1,165,884

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (47,831)	$ (94,615)
Net realized gain (loss)	2,601,592	1,975,162
Change in net unrealized appreciation (depreciation)	(1,387,877)	1,939,765
Net increase (decrease) in net assets resulting from operations	1,165,884	3,820,312
Share transactions - net increase (decrease)	(2,212,129)	3,205,767
Total increase (decrease) in net assets	(1,046,245)	7,026,079

Net Assets
Beginning of period	23,362,715	16,336,636
End of period (including accumulated net investment loss of $47,831 and undistributed net investment income of $0, respectively)	$ 22,316,470	$ 23,362,715

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.01	$ 7.21	$ 5.16	$ 10.09	$ 9.44	$ 9.15
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03)	(.02) H	(.02)	(.05)	(.02) I
Net realized and unrealized gain (loss)	.48	1.83	2.07	(4.89)	1.70	.80
Total from investment operations	.47	1.80	2.05	(4.91)	1.65	.78
Distributions from net realized gain	-	-	-	(.02)	(1.00)	(.49)
Net asset value, end of period	$ 9.48	$ 9.01	$ 7.21	$ 5.16	$ 10.09	$ 9.44
Total Return B, C, D	5.22%	24.97%	39.73%	(48.77)%	17.52%	8.53%
Ratios to Average Net Assets F, J
Expenses before reductions	1.11% A	1.11%	1.33%	1.14%	1.07%	1.21%
Expenses net of fee waivers, if any	.90% A	.90%	.90%	.90%	.90%	.90%
Expenses net of all reductions	.88% A	.89%	.88%	.89%	.89%	.89%
Net investment income (loss)	(.30)% A	(.41)%	(.27)% H	(.30)%	(.46)%	(.18)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,106	$ 7,769	$ 5,202	$ 4,734	$ 16,005	$ 6,434
Portfolio turnover rate G	214% A	149%	280%	292%	190%	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.005 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.36)%.

I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.99	$ 7.21	$ 5.16	$ 10.11	$ 9.45	$ 9.16
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04)	(.02) H	(.03)	(.06)	(.03) I
Net realized and unrealized gain (loss)	.49	1.82	2.07	(4.90)	1.71	.80
Total from investment operations	.47	1.78	2.05	(4.93)	1.65	.77
Distributions from net realized gain	-	-	-	(.02)	(.99)	(.48)
Net asset value, end of period	$ 9.46	$ 8.99	$ 7.21	$ 5.16	$ 10.11	$ 9.45
Total Return B, C, D	5.23%	24.69%	39.73%	(48.87)%	17.51%	8.42%
Ratios to Average Net Assets F, J
Expenses before reductions	1.18% A	1.18%	1.38%	1.21%	1.14%	1.27%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.98% A	.99%	.97%	.99%	.99%	.99%
Net investment income (loss)	(.40)% A	(.50)%	(.37)% H	(.40)%	(.56)%	(.28)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 246	$ 258	$ 361	$ 446	$ 1,297	$ 1,106
Portfolio turnover rate G	214% A	149%	280%	292%	190%	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.005 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.46)%.

I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.79	$ 7.05	$ 5.06	$ 9.92	$ 9.29	$ 9.01
Income from Investment Operations
Net investment income (loss) E	(.02)	(.05)	(.03) H	(.04)	(.07)	(.04) I
Net realized and unrealized gain (loss)	.47	1.79	2.02	(4.80)	1.67	.79
Total from investment operations	.45	1.74	1.99	(4.84)	1.60	.75
Distributions from net realized gain	-	-	-	(.02)	(.97)	(.47)
Net asset value, end of period	$ 9.24	$ 8.79	$ 7.05	$ 5.06	$ 9.92	$ 9.29
Total Return B, C, D	5.12%	24.68%	39.33%	(48.90)%	17.32%	8.29%
Ratios to Average Net Assets F, J
Expenses before reductions	1.32% A	1.31%	1.51%	1.35%	1.30%	1.44%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.13% A	1.14%	1.12%	1.14%	1.14%	1.14%
Net investment income (loss)	(.55)% A	(.65)%	(.52)% H	(.55)%	(.72)%	(.43)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,010	$ 6,053	$ 5,760	$ 4,469	$ 13,622	$ 10,692
Portfolio turnover rate G	214% A	149%	280%	292%	190%	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.005 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%.

I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.68)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.95	$ 7.17	$ 5.13	$ 10.05	$ 9.41	$ 9.13
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04)	(.02) H	(.03)	(.07)	(.03) I
Net realized and unrealized gain (loss)	.48	1.82	2.06	(4.87)	1.70	.80
Total from investment operations	.46	1.78	2.04	(4.90)	1.63	.77
Distributions from net realized gain	-	-	-	(.02)	(.99)	(.49)
Net asset value, end of period	$ 9.41	$ 8.95	$ 7.17	$ 5.13	$ 10.05	$ 9.41
Total Return B, C, D	5.14%	24.83%	39.77%	(48.87)%	17.40%	8.44%
Ratios to Average Net Assets F, J
Expenses before reductions	1.17% A	1.19%	1.42%	1.27%	1.17%	1.35%
Expenses net of fee waivers, if any	.98% A	.98%	.98%	.99%	1.05%	1.05%
Expenses net of all reductions	.96% A	.97%	.95%	.97%	1.04%	1.04%
Net investment income (loss)	(.38)% A	(.49)%	(.35)% H	(.39)%	(.61)%	(.33)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,955	$ 9,283	$ 5,013	$ 4,305	$ 10,073	$ 3,776
Portfolio turnover rate G	214% A	149%	280%	292%	190%	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.005 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%.

I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.58)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Growth Strategies Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,867,169
Gross unrealized depreciation	(1,339,036)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,528,133
Tax cost	$ 20,933,048

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December, 31, 2011.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $25,640,273 and $27,468,248, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 130
Service Class 2	7,670
$ 7,800

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 4,413
Service Class	116
Service Class 2	2,397
Investor Class	9,018
$ 15,944

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $791 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $39 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	.90%	$ 8,006
Service Class	1.00%	234
Service Class 2	1.15%	5,272
Investor Class	.98%	9,521
		$ 23,033

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,491 for the period.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	215,795	425,011	$ 2,033,958	$ 3,446,070
Shares redeemed	(328,587)	(283,807)	(3,076,514)	(2,107,621)
Net increase (decrease)	(112,792)	141,204	$ (1,042,556)	$ 1,338,449
Service Class
Shares sold	200	314	$ 1,821	$ 2,538
Shares redeemed	(2,930)	(21,735)	(27,062)	(166,475)
Net increase (decrease)	(2,730)	(21,421)	$ (25,241)	$ (163,937)
Service Class 2
Shares sold	57,460	130,933	$ 524,526	$ 986,024
Shares redeemed	(95,551)	(258,663)	(865,475)	(1,986,135)
Net increase (decrease)	(38,091)	(127,730)	$ (340,949)	$ (1,000,111)
Investor Class
Shares sold	390,226	764,031	$ 3,598,282	$ 6,226,812
Shares redeemed	(476,273)	(425,677)	(4,401,665)	(3,195,446)
Net increase (decrease)	(86,047)	338,354	$ (803,383)	$ 3,031,366

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 72% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of 24% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAG-SANN-0811
1.761771.110

Fidelity® Variable Insurance Products:
Mid Cap Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.66%
Actual		$ 1,000.00	$ 1,009.50	$ 3.29
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31
Service Class	.76%
Actual		$ 1,000.00	$ 1,008.90	$ 3.79
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Service Class 2.91%
Actual		$ 1,000.00	$ 1,008.10	$ 4.53
HypotheticalA		$ 1,000.00	$ 1,020.28	$ 4.56
Investor Class	.74%
Actual		$ 1,000.00	$ 1,008.90	$ 3.69
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Advance Auto Parts, Inc.	4.7	5.4
Reinsurance Group of America, Inc.	2.5	2.3
Allscripts-Misys Healthcare Solutions, Inc.	2.3	2.7
Hasbro, Inc.	2.2	2.9
Applied Materials, Inc.	2.2	0.0
Vertex Pharmaceuticals, Inc.	2.1	2.3
eBay, Inc.	1.8	6.3
Corning, Inc.	1.6	0.0
Rovi Corp.	1.6	0.5
Intuit, Inc.	1.6	0.0
	22.6
Top Five Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.4	20.1
Consumer Discretionary	16.9	19.7
Health Care	16.2	17.8
Financials	9.8	11.0
Energy	9.5	6.6
Asset Allocation (% of fund's net assets)
As of June 30, 2011 *		As of December 31, 2010 **
	Stocks 86.6%		Stocks 88.9%
	Short-Term Investments and Net Other Assets 13.4%		Short-Term Investments and Net Other Assets 11.1%
	Other Investments 0.0%†		Other Investments 0.0%†
* Foreign investments	25.0%	** Foreign investments	23.6%
† Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.6%
	Shares	Value
CONSUMER DISCRETIONARY - 16.9%
Auto Components - 0.7%
Exide Industries Ltd.	7,109,018	$ 25,748,885
Fuel Systems Solutions, Inc. (a)(d)(e)	1,193,326	29,773,484
Minth Group Ltd.	540,000	872,966
New Focus Auto Tech Holdings Ltd. (a)	5,687,675	1,754,158
		58,149,493
Automobiles - 0.1%
Geely Automobile Holdings Ltd.	22,535,000	8,803,470
Thor Industries, Inc.	100	2,884
		8,806,354
Distributors - 0.0%
LKQ Corp. (a)	100	2,609
Diversified Consumer Services - 0.6%
DeVry, Inc.	32,500	1,921,725
Grand Canyon Education, Inc. (a)	2,009,518	28,494,965
MegaStudy Co. Ltd.	102,675	13,799,056
		44,215,746
Hotels, Restaurants & Leisure - 0.8%
Jubilant Foodworks Ltd. (a)	1,197,618	25,573,156
Papa John's International, Inc. (a)	400	13,304
Spur Corp. Ltd.	13,016	26,660
Starbucks Corp.	1,064,987	42,056,337
		67,669,457
Household Durables - 0.0%
La-Z-Boy, Inc. (a)	100	987
Internet & Catalog Retail - 0.1%
Blue Nile, Inc. (a)	100	4,398
Netflix, Inc. (a)(d)	11,968	3,143,874
Start Today Co. Ltd.	17,400	347,376
		3,495,648
Leisure Equipment & Products - 2.2%
Hasbro, Inc.	4,128,366	181,359,118
Media - 3.8%
Den Networks Ltd. (a)	2,368,234	4,632,463
Discovery Communications, Inc. (a)	1,185,898	48,574,382
E.W. Scripps Co. Class A (a)	33	319
Ipsos SA	110	5,152
Pearson PLC sponsored ADR	100	1,901
Proto Corp.	47,400	1,645,706
Sun TV Ltd.	8,563,390	66,599,880
The Walt Disney Co.	1,463,976	57,153,623
Time Warner, Inc.	3,397,250	123,557,983
Value Line, Inc. (d)	87,074	1,167,662
Zee Entertainment Enterprises Ltd.	1,004,507	3,036,253
		306,375,324
Multiline Retail - 0.2%
Clicks Group Ltd.	2,217,122	13,853,324

	Shares	Value
Marisa Lojas SA	1,700	$ 25,918
Mothercare PLC	33,409	213,400
		14,092,642
Specialty Retail - 8.3%
Advance Auto Parts, Inc. (e)	6,509,352	380,731,999
Guess?, Inc.	893,026	37,560,674
Lumber Liquidators Holdings, Inc. (a)	100	2,540
Ross Stores, Inc.	1,201,178	96,238,381
Sally Beauty Holdings, Inc. (a)	3,827,792	65,455,243
TJX Companies, Inc.	797,027	41,867,828
Tsutsumi Jewelry Co. Ltd.	85,500	2,053,020
Urban Outfitters, Inc. (a)	1,839,661	51,786,457
		675,696,142
Textiles, Apparel & Luxury Goods - 0.1%
Anta Sports Products Ltd.	1,000	1,786
Daphne International Holdings Ltd.	8,088,000	7,213,123
		7,214,909
TOTAL CONSUMER DISCRETIONARY		1,367,078,429
CONSUMER STAPLES - 1.8%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	1,112,109	49,755,757
Food & Staples Retailing - 0.1%
Breadtalk Group Ltd.	1,200	586
Circle K Sunkus Co. Ltd.	268,600	4,190,415
Fresh Market, Inc.	7,100	274,628
Heng Tai Consumables Group Ltd.	12,553,163	1,258,260
Magnit OJSC GDR (Reg. S)	100	3,139
PriceSmart, Inc.	100	5,123
		5,732,151
Food Products - 1.0%
Britannia Industries Ltd.	208,920	2,243,210
Rocky Mountain Chocolate Factory, Inc.	105	1,037
Smart Balance, Inc. (a)	100	518
SunOpta, Inc. (a)	1,919,731	13,649,299
Want Want China Holdings Ltd.	65,053,600	63,116,225
		79,010,289
Household Products - 0.0%
Jyothy Laboratories Ltd.	391,825	1,910,838
Personal Products - 0.1%
Concern Kalina OJSC:
GDR (f)	21,643	1,104,480
sponsored ADR	94,200	4,807,191
		5,911,671
TOTAL CONSUMER STAPLES		142,320,706
ENERGY - 9.5%
Energy Equipment & Services - 7.1%
Atwood Oceanics, Inc. (a)	1,277,653	56,382,827
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Dresser-Rand Group, Inc. (a)	808,204	$ 43,440,965
Ensco International Ltd. ADR	1,540,203	82,092,820
FMC Technologies, Inc. (a)	476,000	21,320,040
Helix Energy Solutions Group, Inc. (a)	4,085,770	67,660,351
Nabors Industries Ltd. (a)	3,251,732	80,122,676
Parker Drilling Co. (a)	3,904,053	22,838,710
Patterson-UTI Energy, Inc.	3,033,380	95,885,142
Unit Corp. (a)	342,966	20,896,918
Weatherford International Ltd. (a)	4,498,477	84,346,444
		574,986,893
Oil, Gas & Consumable Fuels - 2.4%
Apache Corp.	407,676	50,303,142
Clean Energy Fuels Corp. (a)	100	1,315
Kodiak Oil & Gas Corp. (a)(d)	1,848,887	10,668,078
Magnum Hunter Resources Corp. (a)(d)	5,043,896	34,096,737
Pioneer Natural Resources Co.	457,679	40,994,308
Plains Exploration & Production Co. (a)	4,800	182,976
Talisman Energy, Inc.	982,100	20,173,580
Uranium One, Inc.	11,629,900	32,077,493
Voyager Oil & Gas, Inc. warrants 2/4/16 (a)	908,661	984,512
Whiting Petroleum Corp. (a)	156,200	8,889,342
		198,371,483
TOTAL ENERGY		773,358,376
FINANCIALS - 9.8%
Capital Markets - 3.0%
Invesco Ltd.	5,051,481	118,204,655
Janus Capital Group, Inc.	5,615,437	53,009,725
Marusan Securities Co. Ltd.	2,856,700	11,673,316
Northern Trust Corp.	517,953	23,805,120
SEI Investments Co.	849,118	19,113,646
Waddell & Reed Financial, Inc. Class A	544,462	19,791,194
		245,597,656
Commercial Banks - 0.8%
Bank of Baroda	634,966	12,692,591
Union Bank of India	7,699,690	50,708,773
		63,401,364
Consumer Finance - 0.3%
Discover Financial Services	930,600	24,893,550
Diversified Financial Services - 0.2%
CRISIL Ltd.	88,258	13,738,130
SREI Infrastructure Finance Ltd.	100	96
		13,738,226
Insurance - 4.7%
Admiral Group	222,460	5,930,203
AFLAC, Inc.	100	4,668

	Shares	Value
Brasil Insurance Participacoes e Administracao SA	5,600	$ 6,995,068
Lincoln National Corp.	357,500	10,185,175
Old Republic International Corp.	3,343,133	39,281,813
Porto Seguro SA	1,988,200	30,948,216
Progressive Corp.	1,636,438	34,987,044
Protective Life Corp.	2,007,169	46,425,819
Reinsurance Group of America, Inc.	3,393,011	206,498,649
		381,256,655
Real Estate Management & Development - 0.8%
Goldcrest Co. Ltd.	1,040,610	21,638,227
Housing Development and Infrastructure Ltd. (a)	1,168,098	4,179,817
Iguatemi Empresa de Shopping Centers SA	568,900	13,975,604
Kenedix, Inc. (a)	31,405	5,503,320
Sobha Developers Ltd.	177,014	1,027,459
Songbird Estates PLC Class B (a)	6,900	16,998
Wharf Holdings Ltd.	3,085,000	21,427,603
		67,769,028
Thrifts & Mortgage Finance - 0.0%
People's United Financial, Inc.	100	1,344
TOTAL FINANCIALS		796,657,823
HEALTH CARE - 16.2%
Biotechnology - 2.8%
3SBio, Inc. sponsored ADR (a)	414,462	7,224,073
Abcam PLC	1,071,400	7,165,974
Ardea Biosciences, Inc. (a)	219,966	5,600,334
Genomic Health, Inc. (a)	1,302,302	36,347,249
Halozyme Therapeutics, Inc. (a)	100	691
ImmunoGen, Inc. (a)	247,750	3,020,073
Nanosphere, Inc. (a)	669,053	1,210,986
Pharmacyclics, Inc. (a)	100	1,044
Sangamo Biosciences, Inc. (a)(d)	197,488	1,163,204
Sino Biopharmaceutical Ltd.	7,999	2,868
Vertex Pharmaceuticals, Inc. (a)	3,221,707	167,496,547
		229,233,043
Health Care Equipment & Supplies - 3.1%
CareFusion Corp. (a)	12,800	347,776
Edwards Lifesciences Corp. (a)	917,400	79,978,932
Genmark Diagnostics, Inc.	587,100	3,422,793
HeartWare International, Inc. CDI (a)	100	207
Kinetic Concepts, Inc. (a)	1,686,348	97,184,235
Nobel Biocare Holding AG (Switzerland)	585,398	11,934,961
NxStage Medical, Inc. (a)	1,038,539	21,622,382
Opto Circuits India Ltd.	1,233,148	8,253,222
Quidel Corp. (a)(d)	868,123	13,152,063
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	8,916,000	12,855,401
		248,751,972
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 2.9%
HMS Holdings Corp. (a)	100	$ 7,687
IPC The Hospitalist Co., Inc. (a)	192,991	8,945,133
Laboratory Corp. of America Holdings (a)	410,525	39,734,715
McKesson Corp.	1,283,783	107,388,448
Medco Health Solutions, Inc. (a)	1,352,800	76,460,256
		232,536,239
Health Care Technology - 4.7%
Allscripts-Misys Healthcare Solutions, Inc. (a)	9,469,175	183,891,379
athenahealth, Inc. (a)(d)(e)	1,978,804	81,328,844
Cerner Corp. (a)(d)	1,742,566	106,488,208
Computer Programs & Systems, Inc.	147,822	9,383,741
So-net M3, Inc. (d)	342	2,489,186
		383,581,358
Life Sciences Tools & Services - 1.7%
QIAGEN NV (a)	783,712	14,906,202
Thermo Fisher Scientific, Inc. (a)	1,909,505	122,953,027
		137,859,229
Pharmaceuticals - 1.0%
Aspen Pharmacare Holdings Ltd.	1,343,358	16,688,171
AVANIR Pharmaceuticals Class A (a)	100	336
Cadila Healthcare Ltd.	305,994	6,295,743
China Pharma Holdings, Inc. (a)(d)	39,073	87,914
Cipla Ltd.	1,748,475	12,969,587
Hikma Pharmaceuticals PLC	100	1,220
Pharmstandard OJSC unit (a)	970,528	22,128,038
Piramal Healthcare Ltd.	849,860	7,565,525
Questcor Pharmaceuticals, Inc. (a)	652,191	15,717,803
Unichem Laboratories Ltd.	929,391	3,138,230
		84,592,567
TOTAL HEALTH CARE		1,316,554,408
INDUSTRIALS - 3.7%
Air Freight & Logistics - 0.6%
Business Post Group PLC	200	912
Deutsche Post AG	2,467,581	47,418,209
		47,419,121
Airlines - 0.2%
Copa Holdings SA Class A	248,000	16,551,520
Building Products - 0.1%
Blue Star Ltd.	1,013,255	6,754,277
Commercial Services & Supplies - 0.1%
Blue Label Telecoms Ltd.	2,878,652	2,141,385
Copart, Inc. (a)	41	1,911

	Shares	Value
EnerNOC, Inc. (a)(d)	295,975	$ 4,658,647
Steelcase, Inc. Class A	100	1,139
		6,803,082
Construction & Engineering - 0.2%
Fluor Corp.	187,335	12,113,081
Electrical Equipment - 0.3%
Acuity Brands, Inc.	410,492	22,897,244
AstroPower, Inc. (a)	100	0
		22,897,244
Industrial Conglomerates - 0.8%
Carlisle Companies, Inc.	402,982	19,838,804
Koninklijke Philips Electronics NV	1,157,092	29,740,409
Max India Ltd. (a)	4,043,756	16,612,652
		66,191,865
Machinery - 0.7%
AGCO Corp. (a)	403,087	19,896,374
CIRCOR International, Inc.	182,676	7,824,013
Eaton Corp.	148,645	7,647,785
Energy Recovery, Inc. (a)	100	327
EVA Precision Industrial Holdings Ltd.	12,184,000	3,726,401
Fanuc Corp.	66,200	11,067,417
Nippon Thompson Co. Ltd.	1,139,000	9,410,229
Spirax-Sarco Engineering PLC	100	3,211
Uzel Makina Sanayi AS (a)	456,690	3
		59,575,760
Professional Services - 0.7%
Advisory Board Co. (a)	100	5,788
Corporate Executive Board Co.	339,957	14,839,123
eClerx	559,939	10,592,169
en-japan, Inc.	1,285	1,687,365
Equifax, Inc.	279,712	9,711,601
JobStreet Corp. Bhd	2,617,600	2,540,013
Randstad Holdings NV	433,336	20,032,392
		59,408,451
Road & Rail - 0.0%
Old Dominion Freight Lines, Inc. (a)	150	5,595
TOTAL INDUSTRIALS		297,719,996
INFORMATION TECHNOLOGY - 22.4%
Communications Equipment - 0.5%
BYD Electronic International Co. Ltd.	100	42
DG FastChannel, Inc. (a)	770,371	24,690,391
HTC Corp.	358,000	12,008,542
MIC Electronics Ltd. (a)	1,883,689	588,785
		37,287,760
Computers & Peripherals - 1.0%
Gemalto NV	1,672,915	80,004,889
Lenovo Group Ltd. ADR	10,700	121,766
		80,126,655
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 3.0%
Corning, Inc.	7,340,300	$ 133,226,445
Digital China Holdings Ltd. (H Shares)	20,188,300	32,688,352
Ingenico SA (d)	1,343,180	65,492,230
Itron, Inc. (a)	287,857	13,863,193
L-1 Identity Solutions, Inc. (a)	100	1,175
SYNNEX Corp. (a)	100	3,170
		245,274,565
Internet Software & Services - 4.2%
Alibaba.com Ltd.	500	797
Ancestry.com, Inc. (a)	100	4,139
comScore, Inc. (a)	100	2,590
Constant Contact, Inc. (a)(d)	659,485	16,737,729
DeNA Co. Ltd.	1,155,100	49,664,461
eBay, Inc. (a)	4,434,959	143,116,127
INFO Edge India Ltd.	70,574	1,141,945
Kakaku.com, Inc.	2,190	15,395,915
NHN Corp. (a)	55,606	9,849,609
Support.com, Inc. (a)	698,823	3,354,350
ValueClick, Inc. (a)	12,754	211,716
VeriSign, Inc.	706,097	23,626,006
VistaPrint Ltd. (a)	790,945	37,846,718
Web.com, Inc. (a)	43	530
WebMD Health Corp. (a)	785,810	35,817,220
		336,769,852
IT Services - 2.3%
Computer Task Group, Inc. (a)	28,485	375,147
Fiserv, Inc. (a)	1,326,630	83,086,837
MasterCard, Inc. Class A	290,808	87,632,083
Wipro Ltd. sponsored ADR (d)	1,000,000	13,170,000
		184,264,067
Office Electronics - 0.9%
Xerox Corp.	7,428,325	77,328,863
Semiconductors & Semiconductor Equipment - 5.3%
Aixtron AG	60	2,048
Aixtron AG sponsored ADR	100	3,412
Altera Corp.	645,245	29,907,106
Applied Materials, Inc.	13,396,309	174,285,980
Entegris, Inc. (a)	4,403,614	44,564,574
KLA-Tencor Corp.	100	4,048
Kontron AG	2,664,720	28,447,640
Marvell Technology Group Ltd. (a)	4,059,743	59,942,105
NVIDIA Corp. (a)	100	1,594
PMC-Sierra, Inc. (a)	8,229,261	62,295,506
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	5,214,973	32,437,132
		431,891,145
Software - 5.2%
Citrix Systems, Inc. (a)	100	8,000

	Shares	Value
Concur Technologies, Inc. (a)	100	$ 5,007
DemandTec, Inc. (a)	100	910
ebix.com, Inc. (a)	41,749	795,318
Electronic Arts, Inc. (a)	1,686,949	39,811,996
Intuit, Inc. (a)	2,400,156	124,472,090
Kingdee International Software Group Co. Ltd.	41,512,800	22,298,777
Longtop Financial Technologies Ltd. ADR (a)(d)	4,261,208	8,066,467
MICROS Systems, Inc. (a)	100	4,971
NetSuite, Inc. (a)	43	1,686
PROS Holdings, Inc. (a)	100	1,749
Rovi Corp. (a)	2,278,952	130,720,687
Royalblue Group PLC	200	6,217
Solera Holdings, Inc.	582,353	34,452,003
Ubisoft Entertainment SA (a)(e)	5,093,234	51,064,377
VanceInfo Technologies, Inc. ADR (a)(d)	332,800	7,691,008
		419,401,263
TOTAL INFORMATION TECHNOLOGY		1,812,344,170
MATERIALS - 5.5%
Chemicals - 0.3%
Ecolab, Inc.	100	5,638
ShengdaTech, Inc. (a)	100	46
Zoltek Companies, Inc. (a)(d)(e)	2,507,325	26,402,132
		26,407,816
Containers & Packaging - 0.0%
Aptargroup, Inc.	100	5,234
Ball Corp.	932	35,845
		41,079
Metals & Mining - 5.2%
Barrick Gold Corp.	257,100	11,674,004
Centerra Gold, Inc.	469,400	7,787,640
Eldorado Gold Corp.	374,385	5,524,159
Goldcorp, Inc.	611,700	29,589,180
IAMGOLD Corp.	3,602,100	67,754,141
Kinross Gold Corp.	6,090,761	96,186,531
Kinross Gold Corp. warrants 9/17/14 (a)	85,492	217,187
Newcrest Mining Ltd.	3,069,496	124,142,620
Newmont Mining Corp.	1,088,808	58,762,968
Yamana Gold, Inc.	1,492,554	17,426,543
		419,064,973
TOTAL MATERIALS		445,513,868
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
NII Holdings, Inc. (a)	1,261,425	53,459,192
Common Stocks - continued
	Shares	Value
UTILITIES - 0.1%
Gas Utilities - 0.0%
China Natural Gas, Inc. (a)	100	$ 382
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. (a)	443,915	7,160,349
Water Utilities - 0.0%
Cadiz, Inc. (a)	100	1,086
TOTAL UTILITIES		7,161,817
TOTAL COMMON STOCKS (Cost $5,872,002,623)		7,012,168,785
Nonconvertible Bonds - 0.0%
Principal Amount
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Britannia Industries Ltd. 8.25% 3/22/13 (g) (Cost $109,955)	INR	41,784	155,414
Money Market Funds - 13.8%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	856,340,972	856,340,972
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	259,808,314	259,808,314
TOTAL MONEY MARKET FUNDS (Cost $1,116,149,286)		1,116,149,286
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $6,988,261,864)	8,128,473,485
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(28,720,301)
NET ASSETS - 100%	$ 8,099,753,184
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,104,480 or 0.0% of net assets.

(g) Principal amount shown represents units.
Currency Abbreviations
INR - Indian Rupee
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 834,576
Fidelity Securities Lending Cash Central Fund	1,047,186
Total	$ 1,881,762
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Advance Auto Parts, Inc.	$ 430,593,635	$ -	$ -	$ 781,122	$ 380,731,999
Allscripts-Misys Healthcare Solutions, Inc.	210,229,437	-	31,771,315	-	-
athenahealth, Inc.	104,807,702	-	27,351,436	-	81,328,844
Fuel Systems Solutions, Inc.	39,522,475	2,142,172	5,629,167	-	29,773,484
Parker Drilling Co.	29,028,608	-	13,803,454	-	-
Patterson-UTI Energy, Inc.	173,000,599	-	128,996,385	373,448	-
PMC-Sierra, Inc.	116,328,477	-	38,062,016	-	-
Ubisoft Entertainment SA	54,477,231	-	-	-	51,064,377
Zoltek Companies, Inc.	22,136,973	6,939,916	-	-	26,402,132
Total	$ 1,180,125,137	$ 9,082,088	$ 245,613,773	$ 1,154,570	$ 569,300,836
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,367,078,429	$ 1,363,032,327	$ 4,046,102	$ -
Consumer Staples	142,320,706	138,130,291	4,190,415	-
Energy	773,358,376	772,373,864	984,512	-
Financials	796,657,823	694,441,596	102,216,227	-
Health Care	1,316,554,408	1,314,065,222	2,489,186	-
Industrials	297,719,996	245,814,573	51,905,420	3
Information Technology	1,812,344,170	1,739,215,279	65,062,424	8,066,467
Materials	445,513,868	445,513,868	-	-
Telecommunication Services	53,459,192	53,459,192	-	-
Utilities	7,161,817	7,161,817	-	-
Corporate Bonds	155,414	-	155,414	-
Money Market Funds	1,116,149,286	1,116,149,286	-	-
Total Investments in Securities:	$ 8,128,473,485	$ 7,889,357,315	$ 231,049,700	$ 8,066,470
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 3
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(146,104,038)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	154,170,505
Transfers out of Level 3	-
Ending Balance	$ 8,066,470
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ (146,104,038)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	75.0%
Canada	4.0%
India	3.6%
Bermuda	2.7%
Netherlands	1.9%
Cayman Islands	1.7%
Japan	1.6%
Australia	1.5%
France	1.4%
United Kingdom	1.2%
Switzerland	1.1%
Others (Individually Less Than 1%)	4.3%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $915,744,188 of which $37,988,452 and $877,755,736 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $253,405,950) - See accompanying schedule: Unaffiliated issuers (cost $5,420,914,049)	$ 6,443,023,363
Fidelity Central Funds (cost $1,116,149,286)	1,116,149,286
Other affiliated issuers (cost $451,198,529)	569,300,836
Total Investments (cost $6,988,261,864)		$ 8,128,473,485
Cash		54,219
Receivable for investments sold		89,642,026
Receivable for fund shares sold		161,931,422
Dividends receivable		3,289,408
Interest receivable		3,062
Distributions receivable from Fidelity Central Funds		163,827
Other receivables		291,885
Total assets		8,383,849,334

Liabilities
Payable to custodian bank	$ 43,482
Payable for investments purchased	10,900,486
Payable for fund shares redeemed	6,209,742
Accrued management fee	3,623,009
Distribution and service plan fees payable	1,189,491
Other affiliated payables	555,783
Other payables and accrued expenses	1,765,843
Collateral on securities loaned, at value	259,808,314
Total liabilities		284,096,150

Net Assets		$ 8,099,753,184
Net Assets consist of:
Paid in capital		$ 6,745,490,779
Undistributed net investment income		68,350
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		215,352,647
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,138,841,408
Net Assets		$ 8,099,753,184

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,342,302,867 ÷ 40,675,388 shares)	$ 33.00

Service Class: Net Asset Value, offering price and redemption price per share ($703,392,850 ÷ 21,440,033 shares)	$ 32.81

Service Class 2: Net Asset Value, offering price and redemption price per share ($5,678,036,743 ÷ 175,321,854 shares)	$ 32.39

Investor Class: Net Asset Value, offering price and redemption price per share ($376,020,724 ÷ 11,434,031 shares)	$ 32.89

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends (including $1,154,570 earned from other affiliated issuers)		$ 32,128,010
Interest		36,247
Income from Fidelity Central Funds		1,881,762
Total income		34,046,019

Expenses
Management fee	$ 22,691,071
Transfer agent fees	3,110,670
Distribution and service plan fees	7,426,058
Accounting and security lending fees	643,391
Custodian fees and expenses	348,192
Independent trustees' compensation	20,720
Audit	41,696
Legal	5,369
Miscellaneous	46,673
Total expenses before reductions	34,333,840
Expense reductions	(356,171)	33,977,669
Net investment income (loss)		68,350
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,113,006,245
Other affiliated issuers	75,727,384
Foreign currency transactions	(161,800)
Total net realized gain (loss)		1,188,571,829
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,421,875)	(1,120,950,342)
Assets and liabilities in foreign currencies	64,185
Total change in net unrealized appreciation (depreciation)		(1,120,886,157)
Net gain (loss)		67,685,672
Net increase (decrease) in net assets resulting from operations		$ 67,754,022

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 68,350	$ 15,112,664
Net realized gain (loss)	1,188,571,829	619,912,988
Change in net unrealized appreciation (depreciation)	(1,120,886,157)	1,148,351,385
Net increase (decrease) in net assets resulting from operations	67,754,022	1,783,377,037
Distributions to shareholders from net investment income	-	(13,169,709)
Distributions to shareholders from net realized gain	-	(23,446,281)
Total distributions	-	(36,615,990)
Share transactions - net increase (decrease)	47,204,282	(578,316,054)
Total increase (decrease) in net assets	114,958,304	1,168,444,993

Net Assets
Beginning of period	7,984,794,880	6,816,349,887
End of period (including undistributed net investment income of $68,350 and undistributed net investment income of $0, respectively)	$ 8,099,753,184	$ 7,984,794,880

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 32.69	$ 25.54	$ 18.43	$ 36.16	$ 34.77	$ 35.11
Income from Investment Operations
Net investment income (loss) E	.03	.11	.12	.14	.21	.19
Net realized and unrealized gain (loss)	.28	7.24	7.26	(12.75)	4.80	3.93
Total from investment operations	.31	7.35	7.38	(12.61)	5.01	4.12
Distributions from net investment income	-	(.11)	(.15)	(.13)	(.33)	(.13)
Distributions from net realized gain	-	(.09)	(.12)	(4.99)	(3.29)	(4.33)
Total distributions	-	(.20)	(.27) I	(5.12)	(3.62)	(4.46)
Net asset value, end of period	$ 33.00	$ 32.69	$ 25.54	$ 18.43	$ 36.16	$ 34.77
Total Return B, C, D	.95%	28.83%	40.09%	(39.44)%	15.63%	12.70%
Ratios to Average Net Assets F, H
Expenses before reductions	.66% A	.66%	.68%	.68%	.67%	.68%
Expenses net of fee waivers, if any	.66% A	.66%	.68%	.68%	.67%	.68%
Expenses net of all reductions	.65% A	.66%	.68%	.67%	.66%	.66%
Net investment income (loss)	.19% A	.40%	.54%	.55%	.59%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,342,303	$ 1,372,063	$ 1,053,796	$ 809,243	$ 1,532,407	$ 1,352,385
Portfolio turnover rate G	97% A	25%	57%	145%	113%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.27 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.115 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 32.52	$ 25.40	$ 18.33	$ 35.98	$ 34.59	$ 34.95
Income from Investment Operations
Net investment income (loss) E	.01	.08	.09	.12	.17	.16
Net realized and unrealized gain (loss)	.28	7.21	7.23	(12.68)	4.77	3.91
Total from investment operations	.29	7.29	7.32	(12.56)	4.94	4.07
Distributions from net investment income	-	(.08)	(.13)	(.10)	(.26)	(.10)
Distributions from net realized gain	-	(.09)	(.12)	(4.99)	(3.29)	(4.33)
Total distributions	-	(.17)	(.25) I	(5.09)	(3.55)	(4.43)
Net asset value, end of period	$ 32.81	$ 32.52	$ 25.40	$ 18.33	$ 35.98	$ 34.59
Total Return B, C, D	.89%	28.75%	39.96%	(39.51)%	15.49%	12.59%
Ratios to Average Net Assets F, H
Expenses before reductions	.76% A	.76%	.78%	.78%	.76%	.78%
Expenses net of fee waivers, if any	.76% A	.76%	.78%	.78%	.76%	.78%
Expenses net of all reductions	.75% A	.75%	.78%	.77%	.75%	.76%
Net investment income (loss)	.09% A	.30%	.44%	.45%	.49%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 703,393	$ 749,636	$ 688,509	$ 573,499	$ 1,138,873	$ 1,091,396
Portfolio turnover rate G	97% A	25%	57%	145%	113%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.130 and distributions from net realized gain of $.115 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 32.13	$ 25.10	$ 18.12	$ 35.63	$ 34.25	$ 34.67
Income from Investment Operations
Net investment income (loss) E	(.01)	.04	.06	.08	.12	.11
Net realized and unrealized gain (loss)	.27	7.12	7.13	(12.53)	4.73	3.87
Total from investment operations	.26	7.16	7.19	(12.45)	4.85	3.98
Distributions from net investment income	-	(.04)	(.10)	(.07)	(.18)	(.07)
Distributions from net realized gain	-	(.09)	(.12)	(4.99)	(3.29)	(4.33)
Total distributions	-	(.13)	(.21) I	(5.06)	(3.47)	(4.40)
Net asset value, end of period	$ 32.39	$ 32.13	$ 25.10	$ 18.12	$ 35.63	$ 34.25
Total Return B, C, D	.81%	28.57%	39.75%	(39.61)%	15.34%	12.40%
Ratios to Average Net Assets F, H
Expenses before reductions	.91% A	.91%	.93%	.93%	.91%	.93%
Expenses net of fee waivers, if any	.91% A	.91%	.93%	.93%	.91%	.93%
Expenses net of all reductions	.90% A	.90%	.93%	.92%	.90%	.91%
Net investment income (loss)	(.06)% A	.15%	.29%	.30%	.34%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,678,037	$ 5,507,254	$ 4,840,547	$ 3,721,868	$ 5,939,927	$ 4,701,583
Portfolio turnover rate G	97% A	25%	57%	145%	113%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.099 and distributions from net realized gain of $.115 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 32.60	$ 25.47	$ 18.38	$ 36.07	$ 34.69	$ 35.08
Income from Investment Operations
Net investment income (loss) E	.02	.09	.10	.12	.17	.15
Net realized and unrealized gain (loss)	.27	7.22	7.24	(12.71)	4.78	3.93
Total from investment operations	.29	7.31	7.34	(12.59)	4.95	4.08
Distributions from net investment income	-	(.09)	(.13)	(.11)	(.28)	(.14)
Distributions from net realized gain	-	(.09)	(.12)	(4.99)	(3.29)	(4.33)
Total distributions	-	(.18)	(.25) I	(5.10)	(3.57)	(4.47)
Net asset value, end of period	$ 32.89	$ 32.60	$ 25.47	$ 18.38	$ 36.07	$ 34.69
Total Return B, C, D	.89%	28.76%	39.98%	(39.50)%	15.46%	12.59%
Ratios to Average Net Assets F, H
Expenses before reductions	.74% A	.75%	.78%	.77%	.78%	.80%
Expenses net of fee waivers, if any	.74% A	.74%	.78%	.77%	.78%	.80%
Expenses net of all reductions	.73% A	.74%	.78%	.76%	.77%	.78%
Net investment income (loss)	.10% A	.32%	.44%	.46%	.47%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 376,021	$ 355,842	$ 233,498	$ 163,319	$ 255,371	$ 163,646
Portfolio turnover rate G	97% A	25%	57%	145%	113%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.115 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Mid Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,601,290,742
Gross unrealized depreciation	(515,336,982)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,085,953,760

Tax cost	$ 7,042,519,725

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,474,253,577 and $3,625,209,829, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 371,701
Service Class 2	7,054,357
$ 7,426,058

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 506,612
Service Class	269,361
Service Class 2	2,035,108
Investor Class	299,589
$ 3,110,670

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $22,551 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13,783 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,047,186, including $10,395 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $355,727 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $444.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ -	$ 4,493,911
Service Class	-	1,775,850
Service Class 2	-	5,957,281
Investor Class	-	942,667
Total	$ -	$ 13,169,709
From net realized gain
Initial Class	$ -	$ 3,766,612
Service Class	-	2,270,560
Service Class 2	-	16,498,263
Investor Class	-	910,846
Total	$ -	$ 23,446,281

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	3,099,933	6,744,710	$ 103,346,799	$ 192,398,751
Reinvestment of distributions	-	271,401	-	8,260,523
Shares redeemed	(4,390,474)	(6,311,889)	(146,771,424)	(176,817,594)
Net increase (decrease)	(1,290,541)	704,222	$ (43,424,625)	$ 23,841,680
Service Class
Shares sold	999,594	2,199,123	$ 33,415,893	$ 63,020,500
Reinvestment of distributions	-	136,816	-	4,046,410
Shares redeemed	(2,611,268)	(6,385,739)	(87,023,753)	(176,865,437)
Net increase (decrease)	(1,611,674)	(4,049,800)	$ (53,607,860)	$ (109,798,527)
Service Class 2
Shares sold	15,615,251	22,168,814	$ 511,128,814	$ 625,591,582
Reinvestment of distributions	-	789,024	-	22,455,544
Shares redeemed	(11,718,059)	(44,352,123)	(384,313,177)	(1,193,744,942)
Net increase (decrease)	3,897,192	(21,394,285)	$ 126,815,637	$ (545,697,816)
Investor Class
Shares sold	1,127,862	2,390,287	$ 37,753,021	$ 70,748,930
Reinvestment of distributions	-	61,106	-	1,853,513
Shares redeemed	(610,842)	(702,570)	(20,331,891)	(19,263,834)
Net increase (decrease)	517,020	1,748,823	$ 17,421,130	$ 53,338,609

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 15% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPMID-SANN-0811
1.723369.112

Fidelity® Variable Insurance Products:
Value Strategies Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.70%
Actual		$ 1,000.00	$ 1,062.60	$ 3.58
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Service Class	.80%
Actual		$ 1,000.00	$ 1,062.80	$ 4.09
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2.95%
Actual		$ 1,000.00	$ 1,062.30	$ 4.86
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Investor Class	.78%
Actual		$ 1,000.00	$ 1,061.90	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	4.7	2.0
GameStop Corp. Class A	4.0	2.1
Cott Corp.	3.7	2.7
Innophos Holdings, Inc.	2.3	1.5
The AES Corp.	1.9	1.7
PPG Industries, Inc.	1.9	1.6
Global Crossing Ltd.	1.8	0.6
U.S. Bancorp, Delaware	1.8	1.8
American Electric Power Co., Inc.	1.5	1.3
Union Pacific Corp.	1.4	1.1
	25.0
Top Five Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	16.5	15.4
Materials	13.4	11.6
Information Technology	12.3	10.4
Industrials	11.3	13.7
Financials	9.4	17.1
Asset Allocation (% of fund's net assets)
As of June 30, 2011 *		As of December 31, 2010 **
	Stocks 97.0%		Stocks 97.9%
	Bonds 0.1%		Bonds 0.0%
	Short-Term Investments and Net Other Assets 2.9%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	19.6%	** Foreign investments	15.7%

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 16.2%
Auto Components - 1.2%
Autoliv, Inc.	16,800	$ 1,317,960
Delphi Corp. Class B (a)	70	1,582,000
TRW Automotive Holdings Corp. (a)	24,200	1,428,526
		4,328,486
Automobiles - 1.1%
Bayerische Motoren Werke AG (BMW) (d)	11,151	1,112,816
General Motors Co.	21,700	658,812
Harley-Davidson, Inc.	23,500	962,795
Volkswagen AG	5,534	1,016,889
		3,751,312
Distributors - 0.2%
Core-Mark Holding Co., Inc. (a)	23,835	850,910
Diversified Consumer Services - 0.6%
Service Corp. International	178,000	2,079,040
Hotels, Restaurants & Leisure - 2.7%
Ameristar Casinos, Inc.	89,174	2,114,316
Brinker International, Inc.	53,747	1,314,652
Cedar Fair LP (depository unit)	72,380	1,457,733
O'Charleys, Inc. (a)	122,645	896,535
Starwood Hotels & Resorts Worldwide, Inc.	29,313	1,642,701
Wyndham Worldwide Corp.	63,633	2,141,250
		9,567,187
Household Durables - 2.1%
KB Home	73,806	721,823
Lennar Corp. Class A	65,214	1,183,634
PulteGroup, Inc. (a)	336,390	2,576,747
Standard Pacific Corp. (a)(d)	473,100	1,584,885
Techtronic Industries Co. Ltd.	1,208,000	1,442,133
		7,509,222
Media - 1.8%
Cablevision Systems Corp. - NY Group Class A	55,965	2,026,493
Omnicom Group, Inc.	38,088	1,834,318
Regal Entertainment Group Class A (d)	70,100	865,735
Valassis Communications, Inc. (a)(d)	60,011	1,818,333
		6,544,879
Specialty Retail - 6.5%
Advance Auto Parts, Inc.	50,680	2,964,273
Asbury Automotive Group, Inc. (a)	147,859	2,739,827
Carphone Warehouse Group PLC	160,562	1,090,012
Casual Male Retail Group, Inc. (a)	127,192	527,847
GameStop Corp. Class A (a)(d)	533,438	14,226,791
Jos. A. Bank Clothiers, Inc. (a)	26,913	1,345,919
		22,894,669
TOTAL CONSUMER DISCRETIONARY		57,525,705

	Shares	Value
CONSUMER STAPLES - 6.9%
Beverages - 4.2%
China New Borun Corp. ADR (d)	209,236	$ 1,067,104
Cott Corp. (a)	1,549,257	12,996,152
Molson Coors Brewing Co. Class B	16,267	727,786
		14,791,042
Food & Staples Retailing - 0.7%
SUPERVALU, Inc. (d)	167,800	1,578,998
United Natural Foods, Inc. (a)	23,300	994,211
		2,573,209
Food Products - 2.0%
Bunge Ltd.	32,000	2,206,400
Calavo Growers, Inc.	72,372	1,524,154
SunOpta, Inc. (a)	481,915	3,426,419
		7,156,973
TOTAL CONSUMER STAPLES		24,521,224
ENERGY - 7.7%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	20,000	1,451,200
C&J Energy Services, Inc. (a)(e)	158,500	2,456,750
Ensco International Ltd. ADR	23,100	1,231,230
Halliburton Co.	41,000	2,091,000
		7,230,180
Oil, Gas & Consumable Fuels - 5.7%
Alpha Natural Resources, Inc. (a)	18,477	839,595
Cabot Oil & Gas Corp.	48,000	3,182,880
ConocoPhillips	62,500	4,699,375
Denbury Resources, Inc. (a)	159,820	3,196,400
Peabody Energy Corp.	29,400	1,731,954
Pioneer Natural Resources Co.	17,000	1,522,690
Suncor Energy, Inc.	22,300	874,056
Ultra Petroleum Corp. (a)	35,700	1,635,060
Whiting Petroleum Corp. (a)	15,400	876,414
Williams Companies, Inc.	48,200	1,458,050
		20,016,474
TOTAL ENERGY		27,246,654
FINANCIALS - 9.4%
Commercial Banks - 3.8%
BB&T Corp.	140,069	3,759,452
China Construction Bank Corp. (H Shares)	1,991,850	1,650,970
Regions Financial Corp.	246,637	1,529,149
U.S. Bancorp	247,816	6,321,786
		13,261,357
Insurance - 4.7%
AEGON NV (a)	216,900	1,478,116
AFLAC, Inc.	77,945	3,638,473
Assurant, Inc.	25,800	935,766
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Delphi Financial Group, Inc. Class A	88,789	$ 2,593,527
Lincoln National Corp.	157,400	4,484,326
Reinsurance Group of America, Inc.	24,300	1,478,898
Unum Group	76,640	1,952,787
		16,561,893
Real Estate Investment Trusts - 0.6%
CBL & Associates Properties, Inc.	63,219	1,146,160
Host Hotels & Resorts, Inc.	66,100	1,120,395
		2,266,555
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (a)	63,000	1,176,210
TOTAL FINANCIALS		33,266,015
HEALTH CARE - 8.9%
Biotechnology - 0.8%
Ardea Biosciences, Inc. (a)	27,100	689,966
PDL BioPharma, Inc.	109,700	643,939
Zogenix, Inc.	379,959	1,523,636
		2,857,541
Health Care Equipment & Supplies - 2.0%
C. R. Bard, Inc.	24,000	2,636,640
Covidien PLC	34,750	1,849,743
Hill-Rom Holdings, Inc.	17,100	787,284
Orthofix International NV (a)	28,700	1,218,889
Symmetry Medical, Inc. (a)	71,488	641,247
		7,133,803
Health Care Providers & Services - 3.5%
DaVita, Inc. (a)	25,202	2,182,745
Emeritus Corp. (a)(d)	108,241	2,300,121
Quest Diagnostics, Inc.	54,318	3,210,194
Universal Health Services, Inc. Class B	88,686	4,569,990
		12,263,050
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc. (a)	57,500	2,938,825
Life Technologies Corp. (a)	23,100	1,202,817
PerkinElmer, Inc.	66,000	1,776,060
		5,917,702
Pharmaceuticals - 0.9%
Johnson & Johnson	47,900	3,186,308
TOTAL HEALTH CARE		31,358,404
INDUSTRIALS - 11.3%
Aerospace & Defense - 3.3%
Alliant Techsystems, Inc.	33,400	2,382,422
Esterline Technologies Corp. (a)	31,778	2,427,839
Precision Castparts Corp.	5,890	969,789

	Shares	Value
Textron, Inc.	67,933	$ 1,603,898
TransDigm Group, Inc. (a)	45,800	4,176,502
		11,560,450
Building Products - 1.2%
Armstrong World Industries, Inc.	22,978	1,046,878
Owens Corning (a)	91,189	3,405,909
		4,452,787
Commercial Services & Supplies - 0.2%
The Geo Group, Inc. (a)	30,700	707,021
Construction & Engineering - 0.3%
Quanta Services, Inc. (a)	45,800	925,160
Electrical Equipment - 0.3%
Regal-Beloit Corp.	18,700	1,248,599
Industrial Conglomerates - 0.8%
Carlisle Companies, Inc.	54,771	2,696,376
Machinery - 3.6%
Accuride Corp. (a)	43,330	547,258
Blount International, Inc. (a)	88,696	1,549,519
Cummins, Inc.	24,100	2,494,109
Ingersoll-Rand Co. Ltd.	97,600	4,432,016
Stanley Black & Decker, Inc.	22,480	1,619,684
Timken Co.	45,396	2,287,958
		12,930,544
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)	148,247	732,340
Road & Rail - 1.4%
Union Pacific Corp.	46,400	4,844,160
TOTAL INDUSTRIALS		40,097,437
INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 0.8%
Comverse Technology, Inc. (a)	175,234	1,358,064
Juniper Networks, Inc. (a)	39,200	1,234,800
		2,592,864
Computers & Peripherals - 0.9%
SanDisk Corp. (a)	23,807	987,991
Western Digital Corp. (a)	62,800	2,284,664
		3,272,655
Electronic Equipment & Components - 0.8%
Anixter International, Inc.	21,320	1,393,049
Cognex Corp.	22,659	802,808
Vishay Intertechnology, Inc. (a)	45,400	682,816
		2,878,673
IT Services - 1.3%
Acxiom Corp. (a)	65,618	860,252
CoreLogic, Inc. (a)	61,100	1,020,981
Fidelity National Information Services, Inc.	83,740	2,578,355
		4,459,588
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.5%
Xerox Corp.	173,669	$ 1,807,894
Semiconductors & Semiconductor Equipment - 6.5%
Fairchild Semiconductor International, Inc. (a)	50,100	837,171
Intersil Corp. Class A	241,422	3,102,273
KLA-Tencor Corp.	54,420	2,202,922
Lam Research Corp. (a)	66,200	2,931,336
Marvell Technology Group Ltd. (a)	251,100	3,707,492
MEMC Electronic Materials, Inc. (a)	86,716	739,687
Micron Technology, Inc. (a)	142,042	1,062,474
ON Semiconductor Corp. (a)	331,991	3,475,946
Spansion, Inc. Class A (a)	199,957	3,853,171
TriQuint Semiconductor, Inc. (a)	116,328	1,185,382
		23,097,854
Software - 1.5%
JDA Software Group, Inc. (a)	23,343	721,065
Microsoft Corp.	136,576	3,550,976
Nuance Communications, Inc. (a)	47,500	1,019,825
		5,291,866
TOTAL INFORMATION TECHNOLOGY		43,401,394
MATERIALS - 13.4%
Chemicals - 11.1%
Innophos Holdings, Inc.	164,580	8,031,504
LyondellBasell Industries NV Class A	435,976	16,793,793
PPG Industries, Inc.	73,600	6,682,144
Solutia, Inc. (a)	134,164	3,065,647
W.R. Grace & Co. (a)	68,372	3,119,814
Wacker Chemie AG	6,929	1,498,325
		39,191,227
Metals & Mining - 2.3%
Carpenter Technology Corp.	27,104	1,563,359
Globe Specialty Metals, Inc. (a)	109,855	2,462,949
Gulf Resources, Inc. (a)(f)	54,910	170,221
Haynes International, Inc.	5,500	340,615
Newcrest Mining Ltd.	71,737	2,901,329
Titanium Metals Corp.	47,700	873,864
		8,312,337
TOTAL MATERIALS		47,503,564
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.0%
CenturyLink, Inc.	60,655	2,452,282
Cogent Communications Group, Inc. (a)	99,542	1,693,209
Global Crossing Ltd. (a)	166,418	6,387,123
		10,532,614

	Shares	Value
Wireless Telecommunication Services - 1.2%
NII Holdings, Inc. (a)	100,870	$ 4,274,871
TOTAL TELECOMMUNICATION SERVICES		14,807,485
UTILITIES - 6.5%
Electric Utilities - 2.5%
American Electric Power Co., Inc.	139,100	5,241,288
FirstEnergy Corp.	39,531	1,745,294
Southern Co.	47,900	1,934,202
		8,920,784
Independent Power Producers & Energy Traders - 3.1%
Calpine Corp. (a)	261,737	4,221,818
The AES Corp. (a)	532,092	6,778,852
		11,000,670
Multi-Utilities - 0.9%
Alliant Energy Corp.	36,000	1,463,760
Sempra Energy	33,661	1,779,994
		3,243,754
TOTAL UTILITIES		23,165,208
TOTAL COMMON STOCKS (Cost $282,951,674)		342,893,090
Convertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
LodgeNet Entertainment Corp. 10.00% (e) (Cost $679,000)	700	739,288
Nonconvertible Bonds - 0.1%
Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Chukchansi Economic Development Authority 8% 11/15/13 (e) (Cost $290,252)	$ 355,000	289,325
Money Market Funds - 5.4%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	11,783,651	$ 11,783,651
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	7,422,225	7,422,225
TOTAL MONEY MARKET FUNDS (Cost $19,205,876)		19,205,876
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $303,126,802)		363,127,579
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(8,772,697)
NET ASSETS - 100%		$ 354,354,882
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,485,363 or 1.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $170,221 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Gulf Resources, Inc.	12/11/09	$ 466,735
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,196
Fidelity Securities Lending Cash Central Fund	25,188
Total	$ 33,384
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 58,264,993	$ 55,943,705	$ 2,321,288	$ -
Consumer Staples	24,521,224	24,521,224	-	-
Energy	27,246,654	24,789,904	-	2,456,750
Financials	33,266,015	31,787,899	1,478,116	-
Health Care	31,358,404	31,358,404	-	-
Industrials	40,097,437	40,097,437	-	-
Information Technology	43,401,394	43,401,394	-	-
Materials	47,503,564	47,503,564	-	-
Telecommunication Services	14,807,485	14,807,485	-	-
Utilities	23,165,208	23,165,208	-	-
Corporate Bonds	289,325	-	289,325	-
Money Market Funds	19,205,876	19,205,876	-	-
Total Investments in Securities:	$ 363,127,579	$ 356,582,100	$ 4,088,729	$ 2,456,750
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	871,750
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	1,585,000
Transfers out of Level 3	-
Ending Balance	$ 2,456,750
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ 871,750

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.4%
Canada	5.5%
Netherlands	5.1%
Bermuda	3.5%
Ireland	1.7%
Germany	1.0%
Others (Individually Less Than 1%)	2.8%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $117,851,809 of which $67,408,035 and $50,443,774 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,170,368) - See accompanying schedule: Unaffiliated issuers (cost $283,920,926)	$ 343,921,703
Fidelity Central Funds (cost $19,205,876)	19,205,876
Total Investments (cost $303,126,802)		$ 363,127,579
Cash		11,712
Receivable for fund shares sold		159,790
Dividends receivable		192,728
Interest receivable		3,550
Distributions receivable from Fidelity Central Funds		7,552
Other receivables		4,990
Total assets		363,507,901

Liabilities
Payable for investments purchased	$ 864,624
Payable for fund shares redeemed	594,210
Accrued management fee	161,000
Distribution and service plan fees payable	36,517
Other affiliated payables	34,878
Other payables and accrued expenses	39,565
Collateral on securities loaned, at value	7,422,225
Total liabilities		9,153,019

Net Assets		$ 354,354,882
Net Assets consist of:
Paid in capital		$ 390,782,661
Undistributed net investment income		109,832
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(96,539,024)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		60,001,413
Net Assets		$ 354,354,882

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($90,408,852 ÷ 8,734,040 shares)	$ 10.35

Service Class: Net Asset Value, offering price and redemption price per share ($32,924,258 ÷ 3,190,353 shares)	$ 10.32

Service Class 2: Net Asset Value, offering price and redemption price per share ($164,827,343 ÷ 15,851,657 shares)	$ 10.40

Investor Class: Net Asset Value, offering price and redemption price per share ($66,194,429 ÷ 6,423,972 shares)	$ 10.30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2011 (Unaudited)
Investment Income
Dividends		$ 1,808,056
Interest		7,091
Income from Fidelity Central Funds		33,384
Total income		1,848,531

Expenses
Management fee	$ 1,003,975
Transfer agent fees	163,445
Distribution and service plan fees	228,997
Accounting and security lending fees	70,920
Custodian fees and expenses	14,234
Independent trustees' compensation	913
Audit	32,166
Legal	237
Miscellaneous	2,227
Total expenses before reductions	1,517,114
Expense reductions	(6,132)	1,510,982
Net investment income (loss)		337,549
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,256,610
Foreign currency transactions	(4,702)
Total net realized gain (loss)		23,251,908
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,855,788)
Assets and liabilities in foreign currencies	1,337
Total change in net unrealized appreciation (depreciation)		(1,854,451)
Net gain (loss)		21,397,457
Net increase (decrease) in net assets resulting from operations		$ 21,735,006

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 337,549	$ 988,992
Net realized gain (loss)	23,251,908	17,169,129
Change in net unrealized appreciation (depreciation)	(1,854,451)	53,908,482
Net increase (decrease) in net assets resulting from operations	21,735,006	72,066,603
Distributions to shareholders from net investment income	-	(1,278,453)
Share transactions - net increase (decrease)	(18,425,790)	(18,798,502)
Total increase (decrease) in net assets	3,309,216	51,989,648

Net Assets
Beginning of period	351,045,666	299,056,018
End of period (including undistributed net investment income of $109,832 and distributions in excess of net investment income of $227,717, respectively)	$ 354,354,882	$ 351,045,666

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 7.73	$ 4.93	$ 12.57	$ 13.47	$ 14.01
Income from Investment Operations
Net investment income (loss) E	.02	.04 H	.03	.07	.06	.09
Net realized and unrealized gain (loss)	.59	2.02	2.81	(5.52)	.71	1.89
Total from investment operations	.61	2.06	2.84	(5.45)	.77	1.98
Distributions from net investment income	-	(.05)	(.03)	(.07)	(.15)	(.08)
Distributions from net realized gain	-	-	-	(2.13)	(1.52)	(2.44)
Tax return of capital	-	-	(.01)	-	-	-
Total distributions	-	(.05)	(.04)	(2.19) J	(1.67)	(2.52)
Net asset value, end of period	$ 10.35	$ 9.74	$ 7.73	$ 4.93	$ 12.57	$ 13.47
Total Return B, C, D	6.26%	26.63%	57.59%	(51.12)%	5.64%	16.33%
Ratios to Average Net Assets F, I
Expenses before reductions	.70% A	.72%	.75%	.74%	.70%	.73%
Expenses net of fee waivers, if any	.70% A	.71%	.75%	.74%	.70%	.73%
Expenses net of all reductions	.70% A	.70%	.74%	.74%	.70%	.72%
Net investment income (loss)	.33% A	.44% H	.57%	.90%	.46%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,409	$ 90,459	$ 76,479	$ 52,414	$ 131,665	$ 130,035
Portfolio turnover rate G	46% A	89%	172%	138%	197%	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .28%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $2.19 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $2.125 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.71	$ 7.71	$ 4.92	$ 12.54	$ 13.42	$ 13.97
Income from Investment Operations
Net investment income (loss) E	.01	.03 H	.03	.07	.05	.07
Net realized and unrealized gain (loss)	.60	2.01	2.79	(5.51)	.71	1.89
Total from investment operations	.61	2.04	2.82	(5.44)	.76	1.96
Distributions from net investment income	-	(.04)	(.02)	(.06)	(.12)	(.07)
Distributions from net realized gain	-	-	-	(2.13)	(1.52)	(2.44)
Tax return of capital	-	-	(.01)	-	-	-
Total distributions	-	(.04)	(.03)	(2.18) J	(1.64)	(2.51)
Net asset value, end of period	$ 10.32	$ 9.71	$ 7.71	$ 4.92	$ 12.54	$ 13.42
Total Return B, C, D	6.28%	26.45%	57.40%	(51.17)%	5.60%	16.20%
Ratios to Average Net Assets F, I
Expenses before reductions	.80% A	.81%	.84%	.83%	.80%	.83%
Expenses net of fee waivers, if any	.80% A	.80%	.84%	.83%	.80%	.83%
Expenses net of all reductions	.79% A	.79%	.83%	.83%	.79%	.82%
Net investment income (loss)	.23% A	.35% H	.48%	.80%	.36%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,924	$ 35,780	$ 33,533	$ 21,294	$ 63,242	$ 66,109
Portfolio turnover rate G	46% A	89%	172%	138%	197%	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .19%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $2.18 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $2.125 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 7.77	$ 4.96	$ 12.62	$ 13.49	$ 14.02
Income from Investment Operations
Net investment income (loss) E	- J	.02 H	.02	.05	.03	.05
Net realized and unrealized gain (loss)	.61	2.03	2.81	(5.54)	.70	1.91
Total from investment operations	.61	2.05	2.83	(5.49)	.73	1.96
Distributions from net investment income	-	(.03)	(.01)	(.05)	(.08)	(.05)
Distributions from net realized gain	-	-	-	(2.13)	(1.52)	(2.44)
Tax return of capital	-	-	(.01)	-	-	-
Total distributions	-	(.03)	(.02)	(2.17) K	(1.60)	(2.49)
Net asset value, end of period	$ 10.40	$ 9.79	$ 7.77	$ 4.96	$ 12.62	$ 13.49
Total Return B, C, D	6.23%	26.34%	57.15%	(51.28)%	5.36%	16.09%
Ratios to Average Net Assets F, I
Expenses before reductions	.95% A	.96%	.99%	.99%	.95%	.98%
Expenses net of fee waivers, if any	.95% A	.95%	.99%	.99%	.95%	.98%
Expenses net of all reductions	.94% A	.94%	.98%	.98%	.95%	.97%
Net investment income (loss)	.08% A	.20% H	.33%	.65%	.21%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 164,827	$ 162,391	$ 139,458	$ 85,974	$ 216,166	$ 215,401
Portfolio turnover rate G	46% A	89%	172%	138%	197%	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .04%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $2.17 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $2.125 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.70	$ 7.70	$ 4.91	$ 12.53	$ 13.43	$ 14.00
Income from Investment Operations
Net investment income (loss) E	.01	.03 H	.03	.07	.05	.07
Net realized and unrealized gain (loss)	.59	2.01	2.79	(5.51)	.70	1.89
Total from investment operations	.60	2.04	2.82	(5.44)	.75	1.96
Distributions from net investment income	-	(.04)	(.02)	(.06)	(.13)	(.09)
Distributions from net realized gain	-	-	-	(2.13)	(1.52)	(2.44)
Tax return of capital	-	-	(.01)	-	-	-
Total distributions	-	(.04)	(.03)	(2.18) J	(1.65)	(2.53)
Net asset value, end of period	$ 10.30	$ 9.70	$ 7.70	$ 4.91	$ 12.53	$ 13.43
Total Return B, C, D	6.19%	26.51%	57.51%	(51.20)%	5.53%	16.18%
Ratios to Average Net Assets F, I
Expenses before reductions	.78% A	.80%	.84%	.83%	.82%	.86%
Expenses net of fee waivers, if any	.78% A	.79%	.84%	.83%	.82%	.86%
Expenses net of all reductions	.78% A	.78%	.83%	.83%	.81%	.85%
Net investment income (loss)	.24% A	.36% H	.48%	.81%	.35%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,194	$ 62,416	$ 49,586	$ 29,121	$ 70,472	$ 38,485
Portfolio turnover rate G	46% A	89%	172%	138%	197%	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .20%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $2.18 per share is comprised of distributions from net investment income of $.059 and distributions from net realized gain of $2.125 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Value Strategies Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 75,155,040
Gross unrealized depreciation	(15,497,934)
Net unrealized appreciation (depreciation) on securities and other investments	$ 59,664,926
Tax cost	$ 303,462,653

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $80,610,728 and $101,364,481, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 17,468
Service Class 2	211,529
$ 228,997

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 36,171
Service Class	12,737
Service Class 2	62,389
Investor Class	52,148
$ 163,445

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,163 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $601 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $25,188. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5,981 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $151.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ -	$ 442,492
Service Class	-	142,647
Service Class 2	-	431,373
Investor Class	-	261,941
Total	$ -	$ 1,278,453

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	614,216	2,501,187	$ 6,219,388	$ 21,250,203
Reinvestment of distributions	-	46,141	-	442,492
Shares redeemed	(1,171,634)	(3,150,871)	(11,888,290)	(26,092,333)
Net increase (decrease)	(557,418)	(603,543)	$ (5,668,902)	$ (4,399,638)
Service Class
Shares sold	163,807	1,049,158	$ 1,643,814	$ 9,061,518
Reinvestment of distributions	-	14,906	-	142,647
Shares redeemed	(658,037)	(1,729,159)	(6,703,478)	(14,276,958)
Net increase (decrease)	(494,230)	(665,095)	$ (5,059,664)	$ (5,072,793)
Service Class 2
Shares sold	1,810,706	5,715,026	$ 18,388,096	$ 48,723,280
Reinvestment of distributions	-	44,702	-	431,373
Shares redeemed	(2,543,599)	(7,112,873)	(25,947,897)	(59,410,945)
Net increase (decrease)	(732,893)	(1,353,145)	$ (7,559,801)	$ (10,256,292)
Investor Class
Shares sold	755,398	2,535,356	$ 7,628,342	$ 21,780,728
Reinvestment of distributions	-	27,400	-	261,941
Shares redeemed	(769,175)	(2,566,473)	(7,765,765)	(21,112,448)
Net increase (decrease)	(13,777)	(3,717)	$ (137,423)	$ 930,221

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 32% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 39% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPVS-SANN-0811
1.774744.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 22, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 22, 2011